UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                     ---------

       Virtus Opportunities Trust (formerly, Phoenix Opportunities Trust)
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2008
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)


($ reported in thousands)



                                                      SHARES         VALUE
                                                   -----------     ---------
DOMESTIC COMMON STOCKS--42.2%

ELECTRIC UTILITIES--10.9%
American Electric Power Co., Inc.                      19,780      $     658
Entergy Corp.                                          11,400            948
Exelon Corp.                                           14,360            798
FirstEnergy Corp.                                       9,100            442
FPL Group, Inc.                                        25,270          1,272
Northeast Utilities                                    31,270            752
Southern Co. (The)                                     39,880          1,476
                                                                   ---------
                                                                       6,346
                                                                   ---------
GAS UTILITIES--1.1%
Northwest Natural Gas Co.                              14,350            635
                                                                   ---------
INTEGRATED TELECOMMUNICATION SERVICES--12.3%
AT&T, Inc.                                            154,340          4,399
Verizon Communications, Inc.                           60,760          2,060
Windstream Corp.                                       80,690            742
                                                                   ---------
                                                                       7,201
                                                                   ---------
MULTI-UTILITIES--11.7%
Dominion Resources, Inc.                               33,850          1,213
DTE Energy Co.                                         14,700            524
NSTAR                                                  20,900            763
PG&E Corp.                                             26,560          1,028
Public Service Enterprise Group, Inc.                  19,540            570
Sempra Energy                                          23,780          1,014
Vectren Corp.                                          20,180            505
Wisconsin Energy Corp.                                 12,800            537
Xcel Energy, Inc.                                      37,400            694
                                                                   ---------
                                                                       6,848
                                                                   ---------
OIL & GAS STORAGE & TRANSPORTATION--4.8%
Spectra Energy Corp.                                  125,250          1,971
Williams Cos., Inc. (The)                              57,960            839
                                                                   ---------
                                                                       2,810
                                                                   ---------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
American Tower Corp. Class A(b)                        27,620            810
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $31,585)                                             24,650
----------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--53.0%


AIRPORT SERVICES--1.7%
Fraport AG (Germany)                                   21,400            968
                                                                   ---------

                                                      SHARES         VALUE
                                                   -----------     ---------
ELECTRIC UTILITIES--5.4%
E.ON AG (Germany)                                      43,310      $   1,701
Red Electrica Corp. S.A. (Spain)                       13,790            703
Scottish and Southern Energy plc
 (United Kingdom)                                      42,670            752
                                                                   ---------
                                                                       3,156
                                                                   ---------
GAS UTILITIES--1.0%
Enagas S.A. (Spain)                                    27,600            610
                                                                   ---------
HIGHWAYS & RAILTRACKS--6.5%
Abertis Infraestructuras S.A. (Spain)                 100,580          1,803
Atlantia S.p.A. (Italy)                                42,930            805
Brisa (Portugal)                                      158,140          1,185
                                                                   ---------
                                                                       3,793
                                                                   ---------
INTEGRATED TELECOMMUNICATION SERVICES--15.7%
Chunghwa Telecom Co., Ltd. ADR (Taiwan)                57,646            899
Deutsche Telekom AG Sponsored ADR (Germany)            42,200            646
France Telecom SA Sponsored ADR (France)               50,790          1,426
Koninklijke KPN N.V. (Netherlands)                     90,550          1,316
Nippon Telegraph & Telephone Corp. ADR (Japan)         30,840            839
Singapore Telecommunications Ltd. (Singapore)         361,400            644
Telefonica S.A. Sponsored ADR (Spain)                  38,720          2,609
TELUS Corp. (Canada)                                   25,610            771
                                                                   ---------
                                                                       9,150
                                                                   ---------
MARINE PORTS & SERVICES--1.3%
Koninklijke Vopak NV (Netherlands)                     19,760            749
                                                                   ---------
MULTI-UTILITIES--4.5%
GDF Suez (France)                                      24,970          1,239
National Grid plc (United Kingdom)                     54,540            539
RWE AG (Germany)                                        9,680            860
                                                                   ---------
                                                                       2,638
                                                                   ---------
OIL & GAS STORAGE & TRANSPORTATION--8.5%
Enbridge, Inc. (Canada)                                72,870          2,366
TransCanada Corp. (Canada)                             95,810          2,601
                                                                   ---------
                                                                       4,967
                                                                   ---------
WIRELESS TELECOMMUNICATION SERVICES--8.4%
KDDI Corp. (Japan)                                        207          1,478
Rogers Communications, Inc. Class B (Canada)           28,890            856

                        VIRTUS GLOBAL INFRASTRUCTURE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)


($ reported in thousands)


                                                      SHARES         VALUE
                                                   -----------     ---------
WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
Vodafone Group plc Sponsored ADR
 (United Kingdom)                                     124,890      $   2,553
                                                                   ---------
                                                                       4,887
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $38,816)                                             30,918
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.2%
(IDENTIFIED COST $70,401)                                             55,568
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--3.6%

MONEY MARKET MUTUAL FUNDS--3.6%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                 2,128,588          2,129
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,129)                                               2,129
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $72,530)                                             57,697(a)

Other assets and liabilities, net--1.2%                                  679
                                                                   ---------
NET ASSETS--100.0%                                                 $  58,376
                                                                   =========


ABBREVIATIONS:
ADR  American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES     VALUE
                                                          ---------  -------

FOREIGN COMMON STOCKS(c)--98.6%


AUSTRALIA--19.6%
CFS Retail Property Trust (Retail REITs)                    693,452  $   911
Commonwealth Property Office Fund (Office REITs)            588,916      486
Dexus Property Group (Diversified REITs)                  1,033,987      592
Goodman Group (Industrial REITs)                          1,502,640      774
GPT Group (Diversified REITs)                               926,972      604
Westfield Group (Retail REITs)                              597,573    5,425
                                                                     -------
                                                                       8,792
                                                                     -------

CANADA--8.0%
Allied Properties Real Estate Investment Trust
   (Office REITs)                                            37,500      378
Boardwalk Real Estate Investment Trust
   (Residential REITs)                                       41,360      856
Brookfield Properties Corp. (Real Estate
   Operating Companies)                                     139,850    1,054
Cominar Real Estate Investment Trust
   (Diversified REITs)                                       36,050      468
RioCan Real Estate Investment Trust
   (Retail REITs)                                            76,700      849
                                                                     -------
                                                                       3,605
                                                                     -------

FINLAND--1.5%
Citycon Oyj (Diversified Real Estate Activities)            278,166      663
                                                                     -------

FRANCE--14.8%
Fonciere Des Regions (Diversified REITs)                      3,947      270
Gecina SA (Diversified REITs)                                 6,780      471
Klepierre (Retail REITs)                                     36,096      888
Societe Immobiliere de Location Pour L'industrie
   Et Le Commerce (Diversified Real
   Estate Activities)                                         7,592      709
Unibail-Rodamco (Retail REITs)                               28,955    4,326
                                                                     -------
                                                                       6,664
                                                                     -------

GERMANY--2.3%
Alstria Office Reit-AG (Specialized REITs)                    9,832       69
Deutsche Euroshop AG (Diversified Real
   Estate Activities)                                        18,718      636
DIC Asset AG (Diversified Real
   Estate Activities)                                         9,401       82
GAGFAH S.A. (Diversified Real
   Estate Activities)                                        42,151      239
                                                                     -------
                                                                       1,026
                                                                     -------


                                                           SHARES     VALUE
                                                          ---------  -------

HONG KONG--8.0%
Champion Reit (Specialized REITs)                         1,889,000  $   510
Hongkong Land Holdings Ltd. (Real Estate
   Operating Companies)                                     651,000    1,614
Link (The) (Retail REITs)                                   891,000    1,482
                                                                     -------
                                                                       3,606
                                                                     -------

JAPAN--13.8%
Japan Prime Realty Investment Corp.
   (Office REITs)                                               291      691
Japan Real Estate Investment Corp.
   (Office REITs)                                               186    1,662
Nippon Accomodations Fund, Inc.
   (Specialized REITs)                                           77      329
Nippon Building Fund, Inc. (Office REITs)                       222    2,440
Nippon Residential Investment Corp.
   (Specialized REITs)                                          121      112
Nomura Real Estate Office Fund, Inc.
   (Office REITs)                                               149      970
                                                                     -------
                                                                       6,204
                                                                     -------

NETHERLANDS--4.1%
Corio N.V. (Retail REITs)                                    22,081    1,017
Eurocommercial Properties N.V.
   (Specialized REITs)(b)                                    24,912      838
                                                                     -------
                                                                       1,855
                                                                     -------

SINGAPORE--4.2%
Ascendas Real Estate Investment Trust
   (Industrial REITs)                                       632,000      608
CapitaCommercial Trust (Office REITs)                       586,000      369
CapitaMall Trust (Retail REITs)                             598,000      665
CDL Hospitality Trusts (Specialized REITs)                  503,000      257
                                                                     -------
                                                                       1,899
                                                                     -------

SWEDEN--3.2%
Castellum AB (Real Estate Operating Companies)              112,866      892
Fabege AB (Real Estate Operating Companies)                 137,809      538
                                                                     -------
                                                                       1,430
                                                                     -------

SWITZERLAND--2.3%
PSP Swiss Property AG (Real Estate Operating
   Companies)(b)                                             20,546    1,025
                                                                     -------

                VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES     VALUE
                                                          ---------  -------

UNITED KINGDOM--16.8%
Big Yellow Group plc (Diversified Real
   Estate Activities)                                        69,146  $   240
British Land Co. plc (Diversified REITs)                    145,473    1,166
Brixton plc (Industrial REITs)                              213,904      413
Derwent London plc (Diversified Real
   Estate Activities)                                        51,546      542
Great Portland Estates plc (Office REITs)                   153,453      576
Hammerson plc (Retail REITs)                                128,609      996
Land Securities Group plc (Retail REITs)                    162,953    2,191
Liberty International plc (Retail REITs)                     84,765      587
Safestore Holdings Ltd. plc (Specialized REITs)             159,419      125
Segro plc (Industrial REITs)                                199,428      711
                                                                     -------
                                                                       7,547
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $69,405)                                             44,316
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $69,405)                                             44,316
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 1.461%)                       752,522      753
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $753)                                                   753
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $70,158)                                             45,069(a)

Other assets and liabilities, net--(0.3)%                               (122)
                                                                     -------
NET ASSETS--100.0%                                                   $44,947
                                                                     =======



ABBREVIATIONS:
REIT Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                             SECURITIES SOLD SHORT
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES     VALUE
                                                          ---------  -------

DOMESTIC COMMON STOCKS--80.1%


ADVERTISING--0.7%
Omnicom Group, Inc.                                          23,630  $   636


AEROSPACE & DEFENSE--1.8%
Curtiss-Wright Corp.                                         16,390      547
Goodrich Corp.                                               13,380      496
Raytheon Co.                                                 11,190      571
                                                                     -------
                                                                       1,614
                                                                     -------

AGRICULTURAL PRODUCTS--0.3%
Corn Products International, Inc.                             7,910      228
                                                                     -------

AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp.                                                   6,970      447
                                                                     -------

AIRLINES--1.9%
Delta Air Lines, Inc.(b)                                    111,120    1,273
US Airways Group, Inc.(b)                                    51,610      399
                                                                     -------
                                                                       1,672
                                                                     -------

APPAREL RETAIL--4.8%
American Eagle Outfitters, Inc.                              53,850      504
Children's Place Retail Stores, Inc. (The)(b)                26,520      575
Citi Trends, Inc.(b)                                         34,730      511
Gap, Inc. (The)                                              39,140      524
Hot Topic, Inc.(b)                                           69,910      648
Jos. A. Bank Clothiers, Inc.(b)                              27,160      711
Ross Stores, Inc.                                            28,560      849
                                                                     -------
                                                                       4,322
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--2.2%
Coach, Inc.(b)                                               32,500      675
Hanesbrands, Inc.(b)                                         38,078      486
Lululemon Athletica, Inc.(b)                                 23,348      185
True Religion Apparel, Inc.(b)                               28,388      353
Warnaco Group, Inc. (The)(b)                                 14,670      288
                                                                     -------
                                                                       1,987
                                                                     -------

APPLICATION SOFTWARE--0.5%
Adobe Systems, Inc.(b)                                       21,230      452
                                                                     -------

AUTO PARTS & EQUIPMENT--0.5%
Drew Industries, Inc.(b)                                     37,340      448
                                                                     -------


                                                           SHARES     VALUE
                                                          ---------  -------

AUTOMOTIVE RETAIL--0.7%
Advance Auto Parts, Inc.                                     19,480  $   656
                                                                     -------

BIOTECHNOLOGY--2.1%
Alexion Pharmaceuticals, Inc.(b)                              6,790      246
Amgen, Inc.(b)                                                6,070      350
Cephalon, Inc.(b)                                             5,830      449
Gilead Sciences, Inc.(b)                                      9,850      504
Vertex Pharmaceuticals, Inc.(b)                              12,020      365
                                                                     -------
                                                                       1,914
                                                                     -------

BREWERS--0.4%
Molson Coors Brewing Co. Class B                              8,050      394
                                                                     -------

BUILDING PRODUCTS--0.1%
Masco Corp.                                                  11,020      123
                                                                     -------

CASINOS & GAMING--0.6%
WMS Industries, Inc.(b)                                      18,820      506
                                                                     -------

COMMUNICATIONS EQUIPMENT--3.1%
Cisco Systems, Inc.(b)                                       20,790      339
Emulex Corp.(b)                                              76,700      535
Juniper Networks, Inc.(b)                                    50,750      889
QUALCOMM, Inc.                                               26,900      964
                                                                     -------
                                                                       2,727
                                                                     -------

CONSTRUCTION & ENGINEERING--0.5%
Fluor Corp.                                                   9,400      422
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Alliance Data Systems Corp.(b)                               13,070      608
Western Union Co. (The)                                      24,955      358
                                                                     -------
                                                                         966
                                                                     -------

DEPARTMENT STORES--0.5%
Kohl's Corp.(b)                                              12,960      469
                                                                     -------

DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc.                         11,830      289
                                                                     -------

DRUG RETAIL--1.6%
CVS Caremark Corp.                                           48,320    1,389
                                                                     -------

ELECTRIC UTILITIES--1.6%
DPL, Inc.                                                    31,440      718

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES     VALUE
                                                          ---------  -------

ELECTRIC UTILITIES--(CONTINUED)
El Paso Electric Co.(b)                                      40,550  $   734
                                                                     -------
                                                                       1,452
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Thomas & Betts Corp.(b)                                      14,170      340
                                                                     -------

ELECTRONIC COMPONENTS--0.4%
Amphenol Corp. Class A                                       15,030      360
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--0.9%
Clean Harbors, Inc.(b)                                        7,050      447
Covanta Holding Corp.(b)                                     14,380      316
                                                                     -------
                                                                         763
                                                                     -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
Monsanto Co.                                                  3,640      256
Mosaic Co. (The)                                             15,240      527
                                                                     -------
                                                                         783
                                                                     -------

FOOD RETAIL--0.9%
Whole Foods Market, Inc.                                     23,952      226
Winn-Dixie Stores, Inc.(b)                                   33,750      543
                                                                     -------
                                                                         769
                                                                     -------

FOOTWEAR--0.3%
Timberland Co. (The) Class A(b)                              26,070      301
                                                                     -------

GENERAL MERCHANDISE STORES--0.4%
Family Dollar Stores, Inc.                                   13,340      348
                                                                     -------

HEALTH CARE DISTRIBUTORS--1.1%
AmerisourceBergen Corp.                                      17,030      607
McKesson Corp.                                                9,780      379
                                                                     -------
                                                                         986
                                                                     -------

HEALTH CARE EQUIPMENT--3.3%
Covidien Ltd.                                                24,820      899
Hospira, Inc.(b)                                             46,910    1,258
ResMed, Inc.(b)                                              11,230      421
St. Jude Medical, Inc.(b)                                     9,860      325
                                                                     -------
                                                                       2,903
                                                                     -------

HEALTH CARE FACILITIES--0.3%
Psychiatric Solutions, Inc.(b)                                9,940      277
                                                                     -------


                                                           SHARES     VALUE
                                                          ---------  -------

HEALTH CARE SERVICES--1.2%
Alliance Imaging, Inc.(b)                                    70,250  $   560
Medco Health Solutions, Inc.(b)                               5,510      231
Quest Diagnostics, Inc.                                       4,590      238
                                                                     -------
                                                                       1,029
                                                                     -------

HOME FURNISHINGS--0.6%
Ethan Allen Interiors, Inc.                                  34,850      501
                                                                     -------

HOME IMPROVEMENT RETAIL--2.0%
Home Depot, Inc. (The)                                       64,490    1,485
Sherwin-Williams Co. (The)                                    5,030      300
                                                                     -------
                                                                       1,785
                                                                     -------

HOMEFURNISHING RETAIL--0.2%
Williams-Sonoma, Inc.                                        22,838      180
                                                                     -------

HOTELS, RESORTS & CRUISE LINES--0.5%
Carnival Corp.                                               19,990      486
                                                                     -------

HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                                        10,930      749
Energizer Holdings, Inc.(b)                                  12,910      699
                                                                     -------
                                                                       1,448
                                                                     -------

HYPERMARKETS & SUPER CENTERS--1.4%
BJ's Wholesale Club, Inc.(b)                                 36,580    1,253
                                                                     -------

INDUSTRIAL CONGLOMERATES--0.4%
McDermott International, Inc.(b)                             15,140      150
Tyco International Ltd.                                       8,200      177
                                                                     -------
                                                                         327
                                                                     -------

INDUSTRIAL GASES--0.5%
Airgas, Inc.                                                 12,330      481
                                                                     -------

INDUSTRIAL MACHINERY--0.6%
Altra Holdings, Inc.(b)                                      70,690      559
                                                                     -------

INTEGRATED OIL & GAS--0.1%
China Petroleum & Chemical Corp.                              1,880      116
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Qwest Communications International, Inc.                     71,850      262
                                                                     -------

INVESTMENT BANKING & BROKERAGE--1.7%
Investment Technology Group, Inc.(b)                         14,876      338
Jefferies Group, Inc.                                        30,070      423

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES     VALUE
                                                          ---------  -------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Piper Jaffray Cos.(b)                                        18,730  $   744
                                                                     -------
                                                                       1,505
                                                                     -------

IT CONSULTING & OTHER SERVICES--1.8%
CACI International, Inc. Class A(b)                          16,540      746
SRA International, Inc. Class A(b)                           47,230      815
                                                                     -------
                                                                       1,561
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--1.0%
Life Technologies Corp.(b)                                    9,750      227
Thermo Fisher Scientific, Inc.(b)                            19,960      680
                                                                     -------
                                                                         907
                                                                     -------

MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                                  20,990      598
CIGNA Corp.                                                  10,130      171
                                                                     -------
                                                                         769
                                                                     -------

METAL & GLASS CONTAINERS--0.3%
Pactiv Corp.(b)                                              10,460      260
                                                                     -------

MORTGAGE REITS--1.5%
Annaly Capital Management, Inc.                              48,700      773
Redwood Trust, Inc.                                          37,790      563
                                                                     -------
                                                                       1,336
                                                                     -------

MOVIES & ENTERTAINMENT--0.8%
News Corp. Class B                                           35,090      336
Time Warner, Inc.                                            33,550      338
                                                                     -------
                                                                         674
                                                                     -------

MULTI-UTILITIES--2.8%
Alliant Energy Corp.                                         26,080      761
Avista Corp.                                                 39,410      764
Consolidated Edison, Inc.                                     9,280      361
PG&E Corp.                                                   16,200      627
                                                                     -------
                                                                       2,513
                                                                     -------

OFFICE REITS--0.3%
BioMed Realty Trust, Inc.                                    20,510      240
                                                                     -------

OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc. Class A                                      74,010      416
                                                                     -------

OIL & GAS DRILLING--0.3%
Unit Corp.(b)                                                10,610      284
                                                                     -------


                                                           SHARES     VALUE
                                                          ---------  -------

OIL & GAS EXPLORATION & PRODUCTION--1.3%
Range Resources Corp.                                        18,830  $   648
XTO Energy, Inc.                                             15,690      553
                                                                     -------
                                                                       1,201
                                                                     -------

PACKAGED FOODS & MEATS--2.2%
Dean Foods Co.(b)                                            21,470      386
Ralcorp Holdings, Inc.(b)                                    16,390      957
Smithfield Foods, Inc.(b)                                    26,640      375
Tyson Foods, Inc. Class A                                    30,630      268
                                                                     -------
                                                                       1,986
                                                                     -------

PAPER PACKAGING--0.8%
Packaging Corporation of America                             50,840      684
                                                                     -------

PERSONAL PRODUCTS--0.4%
Estee Lauder Cos., Inc. (The) Class A                        12,150      376
                                                                     -------

PHARMACEUTICALS--0.2%
Wyeth                                                         4,920      185
                                                                     -------

PROPERTY & CASUALTY INSURANCE--2.5%
Fidelity National Financial, Inc. Class A                    38,270      679
First American Corp.                                         21,860      632
ProAssurance Corp.(b)                                        16,600      876
                                                                     -------
                                                                       2,187
                                                                     -------

REGIONAL BANKS--2.2%
City National Corp.                                          15,220      741
First Horizon National Corp.                                 53,403      565
Pacific Capital Bancorp                                      40,000      675
                                                                     -------
                                                                       1,981
                                                                     -------

REINSURANCE--1.3%
PartnerRe Ltd.                                               16,330    1,164
                                                                     -------

RESEARCH & CONSULTING SERVICES--1.0%
Dun & Bradstreet Corp.                                       11,900      919
                                                                     -------

RESTAURANTS--0.9%
Darden Restaurants, Inc.                                     27,357      771
                                                                     -------

SECURITY & ALARM SERVICES--0.3%
Brink's Co. (The)                                            10,940      294
                                                                     -------

SEMICONDUCTOR EQUIPMENT--1.1%
Lam Research Corp.(b)                                        22,660      482

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES     VALUE
                                                          ---------  -------

SEMICONDUCTOR EQUIPMENT--(CONTINUED)
Teradyne, Inc.(b)                                           120,750  $   510
                                                                     -------
                                                                         992
                                                                     -------

SEMICONDUCTORS--1.2%
Cypress Semiconductor Corp.(b)                              116,380      520
Maxim Integrated Products, Inc.                              44,890      513
                                                                     -------
                                                                       1,033
                                                                     -------

SOFT DRINKS--1.2%
Coca-Cola Enterprises, Inc.                                  63,820      768
Dr. Pepper Snapple Group, Inc.(b)                                 1       --(e)
PepsiCo, Inc.                                                 6,140      336
                                                                     -------
                                                                       1,104
                                                                     -------

SPECIALIZED CONSUMER SERVICES--0.8%
Brink's Home Security Holdings, Inc.                         10,850      238
Cypress Semiconductor Corp.                                  31,090      452
                                                                     -------
                                                                         690
                                                                     -------

SPECIALIZED REITS--0.3%
LaSalle Hotel Properties                                     23,250      257
                                                                     -------

SPECIALTY STORES--1.5%
OfficeMax, Inc.                                              53,290      407
PetSmart, Inc.                                               35,090      647
Tractor Supply Co.(b)                                         6,770      245
                                                                     -------
                                                                       1,299
                                                                     -------

SYSTEMS SOFTWARE--1.3%
Macrovision Solutions Corp.(b)                               62,290      788
McAfee, Inc.(b)                                              11,470      396
                                                                     -------
                                                                       1,184
                                                                     -------

TOBACCO--0.4%
Lorillard, Inc.                                               6,050      341
                                                                     -------

TRADING COMPANIES & DISTRIBUTORS--0.8%
Interline Brands, Inc.(b)                                    66,220      704
                                                                     -------

TRUCKING--1.3%
Heartland Express, Inc.                                      37,320      588
Landstar System, Inc.                                        14,850      571
                                                                     -------
                                                                       1,159
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--1.1%
Leap Wireless International, Inc.(b)                         37,760    1,015
                                                                     -------


                                                           SHARES     VALUE
                                                          ---------  -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $72,865)                                             71,361
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--19.3%

ADVERTISING--0.6%
WPP plc (United Kingdom)                                     88,420  $   517
                                                                     -------

AIR FREIGHT & LOGISTICS--1.2%
UTi Worldwide, Inc. (United States)                          74,860    1,074
                                                                     -------

APPAREL RETAIL--0.5%
Esprit Holdings Ltd. (China)                                 78,800      449
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
adidas AG (Germany)                                          13,020      496
                                                                     -------

AUTO PARTS & EQUIPMENT--0.5%
Autoliv, Inc. (Sweden)                                       21,200      455
                                                                     -------

AUTOMOBILE MANUFACTURERS--0.3%
Daihatsu Motor Co., Ltd. (Japan)                             31,000      274
                                                                     -------

CABLE & SATELLITE--0.2%
Naspers Ltd. (South Africa)                                  10,990      199
                                                                     -------

COMMUNICATIONS EQUIPMENT--0.6%
Nokia Oyj Sponsored ADR (Finland)                            31,630      493
                                                                     -------

CONSUMER ELECTRONICS--0.3%
Panasonic Corp. (Japan)                                      21,000      258
                                                                     -------

ELECTRIC UTILITIES--0.2%
Cia Paranaense de Energia ADR (Brazil)(b)                    17,060      180
                                                                     -------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Potash Corp. of Saskatchewan, Inc. (Canada)                   3,410      250
                                                                     -------

FOOD RETAIL--0.5%
Casino Guichard Perrachon SA (France)                         6,320      482
                                                                     -------

HEALTH CARE EQUIPMENT--1.1%
Elekta AB (Sweden)                                           46,080      464
Fresenius SE (Germany)                                        9,310      546
                                                                     -------
                                                                       1,010
                                                                     -------

HOME ENTERTAINMENT SOFTWARE--0.2%
Shanda Interactive Entertainment Ltd.
   Sponsored ADR (China)(b)                                   5,140      166
                                                                     -------

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                           SHARES     VALUE
                                                          ---------  -------

HOME IMPROVEMENT RETAIL--0.3%
Kingfisher plc (United Kingdom)                             136,220  $   268
                                                                     -------

HOTELS, RESORTS & CRUISE LINES--0.5%
Thomas Cook Group plc (United Kingdom)                      189,380      484
                                                                     -------

INTEGRATED OIL & GAS--0.2%
PetroChina Co. Ltd. ADR (China)                               1,970      175
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--1.6%
Brasil Telecom S.A. ADR (Brazil)                              6,820      122
France Telecom S.A. (France)                                 44,000    1,226
Magyar Telekom Telecommunications plc ADR (Hungary)           6,230       88
Telefonica Data Argentina S.A. (Argentina)(b)(d)              1,400        0
Telefonica Moviles S.A. (Argentina)(b)(d)                     1,400        0
                                                                     -------
                                                                       1,436
                                                                     -------

IT CONSULTING & OTHER SERVICES--0.2%
Patni Computer Systems Ltd. ADR (India)                      31,050      183
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--0.6%
MDS, Inc. (Canada)(b)                                        79,260      486
                                                                     -------

PACKAGED FOODS & MEATS--0.4%
Cadbury plc ADR (United Kingdom)                             10,417      372
                                                                     -------

PERSONAL PRODUCTS--0.2%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)              9,620      157
                                                                     -------

PHARMACEUTICALS--0.9%
Novartis AG ADR (Switzerland)                                 3,050      152
Novartis AG Registered Shares (Switzerland)                  13,560      679
                                                                     -------
                                                                         831
                                                                     -------

PROPERTY & CASUALTY INSURANCE--2.1%
ACE Ltd. (United States)                                     35,990    1,905
                                                                     -------

REINSURANCE--1.3%
Arch Capital Group Ltd. (United States)(b)                   16,220    1,137
                                                                     -------

SEMICONDUCTORS--0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.,
   Sponsored ADR (Taiwan)                                    22,820      180
                                                                     -------


                                                           SHARES     VALUE
                                                          ---------  -------

SOFT DRINKS--0.2%
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR
   (Mexico)                                                   2,180  $    95
Fomento Economico Mexicano S.A.B. de C.V.
   Sponsored ADR (Mexico)                                     3,110       94
                                                                     -------
                                                                         189
                                                                     -------

STEEL--0.3%
Gerdau SA Sponsored ADR (Brazil)                             29,580      195
POSCO ADR (South Korea)                                       1,230       93
                                                                     -------
                                                                         288
                                                                     -------

TOBACCO--2.9%
British American Tobacco plc (United Kingdom)                23,500      613
Imperial Tobacco Group plc (United Kingdom)                  24,050      642
Philip Morris International, Inc. (Switzerland)              30,049    1,308
                                                                     -------
                                                                       2,563
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
America Movil S.A.B. de C.V. ADR Series L
   (Mexico)                                                   3,790      118
China Mobile Ltd. Sponsored ADR (China)                       1,700       86
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)                6,460       94
                                                                     -------
                                                                         298
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $18,121)                                             17,255
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $90,986)                                             88,616
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--5.7%

MONEY MARKET MUTUAL FUNDS--5.7%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 1.461%)                     5,074,344    5,074
                                                                     -------

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          SHARES     VALUE
                                                         ---------  -------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,074)                                               5,074
----------------------------------------------------------------------------
TOTAL INVESTMENTS--105.1%
(IDENTIFIED COST $96,060)                                             93,690(a)
----------------------------------------------------------------------------

SECURITIES SOLD SHORT--(98.8)%
(PROCEEDS $102,324)                                                  (88,056)

Other assets and liabilities, net--93.7%                              83,497
                                                                    --------
NET ASSETS--100.0%                                                  $ 89,131
                                                                    ========


SECURITIES SOLD SHORT--98.8%

DOMESTIC COMMON STOCKS SOLD SHORT--82.5%

AEROSPACE & DEFENSE--0.8%
Stanley, Inc.                                              18,592   $    673
                                                                    --------

AIRLINES--0.7%
Southwest Airlines Co.                                     73,490        633
                                                                    --------

ALUMINUM--0.2%
Alcoa, Inc.                                                13,400        151
                                                                    --------

APPAREL RETAIL--0.2%
Urban Outfitters, Inc.                                     12,280        184
                                                                    --------

APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
Polo Ralph Lauren Corp.                                     8,470        385
Quiksilver, Inc.                                          161,390        297
                                                                    --------
                                                                         682
                                                                    --------

APPLICATION SOFTWARE--1.0%
FactSet Research Systems, Inc.                             10,300        456
Salesforce.com, Inc.                                       13,320        426
                                                                    --------
                                                                         882
                                                                    --------

ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Affiliated Managers Group, Inc.                            18,860        791
                                                                    --------

AUTO PARTS & EQUIPMENT--0.5%
Gentex Corp.                                               53,460        472
                                                                    --------

AUTOMOTIVE RETAIL--1.1%
AutoNation, Inc.                                          101,020        998
                                                                    --------

BROADCASTING--0.2%
CBS Corp.                                                  24,950        204
                                                                    --------


                                                          SHARES     VALUE
                                                         ---------  -------

CABLE & SATELLITE--0.3%
Comcast Corp.                                              13,830   $    233


COMPUTER HARDWARE--1.4%
Dell, Inc.                                                 43,770        448
NCR Corp.                                                  56,720        802
                                                                    --------
                                                                       1,250
                                                                    --------

COMPUTER STORAGE & PERIPHERALS--1.1%
QLogic Corp.                                               74,980      1,008
                                                                    --------

CONSTRUCTION & ENGINEERING--0.9%
EMCOR Group, Inc.                                          35,680        800
                                                                    --------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--3.3%
Deere & Co.                                                26,410      1,012
Trinity Industries, Inc.                                   50,370        794
Wabtec Corp.                                               28,570      1,135
                                                                    --------
                                                                       2,941
                                                                    --------

CONSTRUCTION MATERIALS--0.5%
Vulcan Materials Co.                                        6,700        466
                                                                    --------

DISTILLERS & VINTNERS--2.3%
Brown-Forman Corp. Class B                                 32,667      1,682
Constellation Brands, Inc. Class A                         24,690        389
                                                                    --------
                                                                       2,071
                                                                    --------

DISTRIBUTORS--1.3%
LKQ Corp.                                                 100,651      1,174
                                                                    --------

DIVERSIFIED CHEMICALS--0.6%
Eastman Chemical Co.                                        6,850        217
Olin Corp.                                                 16,160        292
                                                                    --------
                                                                         509
                                                                    --------

DIVERSIFIED SUPPORT SERVICES--1.1%
Healthcare Services Group, Inc.                            63,720      1,015
                                                                    --------

DIVERSIFIED SUPPORT SERVICES--0.9%
Ritchie Bros. Auctioneers, Inc.                            38,760        830
                                                                    --------

EDUCATION SERVICES--0.4%
Strayer Education, Inc.                                     1,790        384
                                                                    --------

ELECTRIC UTILITIES--0.1%
Tractebel Energia SA                                       12,640        101
                                                                    --------

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          SHARES     VALUE
                                                         ---------  -------

ELECTRICAL COMPONENTS & EQUIPMENT--3.3%
Acuity Brands, Inc.                                        19,820   $    692
Baldor Electric Co.                                        46,200        825
First Solar, Inc.                                           8,340      1,151
Woodward Governor Co.                                      13,270        305
                                                                    --------
                                                                       2,973
                                                                    --------

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
National Instruments Corp.                                 41,120      1,002
                                                                    --------

GAS UTILITIES--0.8%
Piedmont Natural Gas Co.                                   23,460        743
                                                                    --------

GENERAL MERCHANDISE STORES--1.0%
Target Corp.                                               24,430        844
                                                                    --------

GOLD--0.1%
Anglo Platinum Ltd.                                         1,930        112
                                                                    --------

HEALTH CARE DISTRIBUTORS--1.9%
Owens & Minor, Inc.                                        25,860        974
Patterson Cos., Inc.                                       37,360        700
                                                                    --------
                                                                       1,674
                                                                    --------

HEALTH CARE EQUIPMENT--3.1%
Bard (C.R.), Inc.                                           8,180        689
Dionex Corp.                                                2,820        127
Gen-Probe, Inc.                                             2,240         96
IDEXX Laboratories, Inc.                                   20,700        747
Intuitive Surgical, Inc.                                    2,500        317
Meridian Bioscience, Inc.                                  19,390        494
Stryker Corp.                                               6,940        277
                                                                    --------
                                                                       2,747
                                                                    --------

HEALTH CARE FACILITIES--1.2%
Hanger Orthopedic Group, Inc.                              35,540        516
LifePoint Hospitals, Inc.                                  10,330        236
VCA Antech, Inc.                                           14,080        280
                                                                    --------
                                                                       1,032
                                                                    --------

HEALTH CARE SERVICES--0.2%
Lincare Holdings, Inc.                                      6,500        175
                                                                    --------

HEALTH CARE TECHNOLOGY--0.4%
Cerner Corp.                                                8,690        334
                                                                    --------


                                                          SHARES     VALUE
                                                         ---------  -------

HOME ENTERTAINMENT SOFTWARE--0.3%
Electronic Arts, Inc.                                      13,800   $    221
                                                                    --------

HOMEBUILDING--0.8%
KB Home                                                    51,980        708
                                                                    --------

HOUSEWARES & SPECIALTIES--0.4%
Jarden Corp.                                               32,384        372
                                                                    --------

HYPERMARKETS & SUPER CENTERS--1.1%
Costco Wholesale Corp.                                     18,940        994
                                                                    --------

INDUSTRIAL MACHINERY--3.1%
CLARCOR, Inc.                                              26,750        888
ITT Corp.                                                  12,600        579
Mueller Water Products, Inc.                              152,460      1,281
                                                                    --------
                                                                       2,748
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--2.0%
General Communication, Inc. Class A                       122,580        992
Verizon Communications, Inc.                               22,570        765
                                                                    --------
                                                                       1,757
                                                                    --------

INTERNET RETAIL--0.8%
Amazon.com, Inc.                                           13,470        691
                                                                    --------

INTERNET SOFTWARE & SERVICES--0.9%
Google, Inc.                                                1,850        569
VeriSign, Inc.                                             13,490        258
                                                                    --------
                                                                         827
                                                                    --------

LEISURE FACILITIES--0.3%
Life Time Fitness, Inc.                                    18,040        234
                                                                    --------

LIFE SCIENCES TOOLS & SERVICES--0.7%
Millipore Corp.                                            12,500        644
                                                                    --------

MANAGED HEALTH CARE--0.2%
WellCare Health Plans, Inc.                                10,480        135
                                                                    --------

MOTORCYCLE MANUFACTURERS--1.2%
Harley-Davidson, Inc.                                      60,090      1,020
                                                                    --------

MOVIES & ENTERTAINMENT--0.9%
Walt Disney Co. (The)                                      36,980        839
                                                                    --------

MULTI-LINE INSURANCE--0.5%
Hartford Financial Services Group, Inc. (The)              24,310        399
                                                                    --------

                           VIRTUS MARKET NEUTRAL FUND
                             SCHEDULE OF INVESTMENTS
                                      AND
                       SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          SHARES     VALUE
                                                         ---------  -------

OFFICE ELECTRONICS--0.7%
Zebra Technologies Corp. Class A                           32,110   $    651
                                                                    --------

OFFICE REITS--0.6%
Douglas Emmett, Inc.                                       42,715        558
                                                                    --------

OIL & GAS EQUIPMENT & SERVICES--0.4%
Dril-Quip, Inc.                                            15,650        321
                                                                    --------

OIL & GAS EXPLORATION & PRODUCTION--1.3%
Barrett Corp. (Bill)                                       34,710        734
EOG Resources, Inc.                                         6,430        428
                                                                    --------
                                                                       1,162
                                                                    --------


OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Bank of America Corp.                                           2         --(e)
                                                                    --------

PACKAGED FOODS & MEATS--6.6%
Cal-Maine Foods, Inc.                                       9,900        284
General Mills, Inc.                                        15,660        951
Hain Celestial Group, Inc. (The)                           18,860        360
Hershey Co. (The)                                          25,210        876
Hormel Foods Corp.                                         52,180      1,622
Smucker (J.M.) Co. (The)                                   16,516        716
Tootsie Roll Industries, Inc.                              43,150      1,105
                                                                    --------
                                                                       5,914
                                                                    --------

PERSONAL PRODUCTS--2.6%
Chattem, Inc.                                              32,710      2,340
                                                                    --------

PHARMACEUTICALS--0.4%
Medicis Pharmaceutical Corp.                               22,160        308
                                                                    --------

PROPERTY & CASUALTY INSURANCE--0.4%
Assured Guaranty Ltd.                                      33,690        384
                                                                    --------

REGIONAL BANKS--9.3%
Bank of Hawaii Corp.                                       17,410        786
BB&T Corp.                                                 10,170        279
Cullen/Frost Bankers, Inc.                                 17,160        870
Prosperity Bancshares, Inc.                                51,350      1,519
Susquehanna Bancshares, Inc.                               33,600        535
SVB Financial Group                                        14,311        375
Synovus Financial Corp.                                   109,610        910
TCF Financial Corp.                                        58,340        797
Valley National Bancorp                                    31,490        638



                                                          SHARES     VALUE
                                                         ---------  -------

REGIONAL BANKS--(CONTINUED)
Westamerica Bancorp                                        31,040   $  1,588
                                                                    --------
                                                                       8,297
                                                                    --------

RESTAURANTS--4.0%
Chipotle Mexican Grill, Inc. Class A                        8,330        516
Panera Bread Co. Class A                                   18,530        968
Sonic Corp.                                               173,420      2,111
                                                                    --------
                                                                       3,595
                                                                    --------

SPECIALTY CHEMICALS--2.0%
Ecolab, Inc.                                               12,170        428
Nalco Holding Co.                                          22,870        264
Sensient Technologies Corp.                                34,780        830
Sigma-Aldrich Corp.                                         6,990        295
                                                                    --------
                                                                       1,817
                                                                    --------

SPECIALTY STORES--1.4%
Sally Beauty Holdings, Inc.                                61,070        347
Tiffany & Co.                                              38,170        902
                                                                    --------
                                                                       1,249
                                                                    --------

STEEL--0.3%
United States Steel Corp.                                   7,720        287
                                                                    --------

THRIFTS & MORTGAGE FINANCE--1.1%
Astoria Financial Corp.                                    56,800        936
                                                                    --------

TOBACCO--0.4%
Reynolds American, Inc.                                     8,920        360
                                                                    --------

TRADING COMPANIES & DISTRIBUTORS--0.7%
Grainger (W.W.), Inc.                                       8,000        631
                                                                    --------

WATER UTILITIES--3.4%
American Water Works Co., Inc.                             55,970      1,169
Aqua America, Inc.                                         91,670      1,887
                                                                    --------
                                                                       3,056
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS SOLD SHORT
(PROCEEDS $85,476)                                                    73,543
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS SOLD SHORT(c)--16.3%

APPAREL, ACCESSORIES & LUXURY GOODS--0.6%
Hermes International (France)                               3,880        543
                                                                    --------

                           VIRTUS MARKET NEUTRAL FUND
          SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          SHARES     VALUE
                                                         ---------  -------

APPLICATION SOFTWARE--1.1%
SAP AG Sponsored ADR (Germany)                             26,450   $    958
                                                                    --------

BROADCASTING--0.1%
Grupo Televisa SA Sponsored ADR (Mexico)                    6,580         98
                                                                    --------

COMMUNICATIONS EQUIPMENT--1.6%
Research In Motion Ltd. (Canada)                           26,870      1,091
Telefonaktiebolaget LM Ericsson
   Sponsored ADR (Sweden)                                  38,970        304
                                                                    --------
                                                                       1,395
                                                                    --------

CONSUMER ELECTRONICS--0.4%
Sanyo Electric Co. Ltd. (Japan)(b)                        180,000        337
                                                                    --------

DEPARTMENT STORES--0.6%
Marks & Spencer Group plc (United Kingdom)                168,140        527
                                                                    --------

DISTILLERS & VINTNERS--0.7%
Pernod-Ricard SA (France)                                   8,360        621
                                                                    --------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
AU Optronics Corp. Sponsored ADR (Taiwan)                  23,160        178
                                                                    --------

HEALTH CARE EQUIPMENT--1.1%
Nobel Biocare Holding AG (Switzerland)                     29,540        610
William Demant Holding (Denmark)                            9,570        401
                                                                    --------

                                                                       1,011
                                                                    --------


HEALTH CARE SUPPLIES--0.9%
Alcon, Inc. (United States)                                 2,130        190
Coloplast A/S Class B (Denmark)                             9,580        662
                                                                    --------
                                                                         852
                                                                    --------

HOTELS, RESORTS & CRUISE LINES--0.7%
Ctrip.Com International Ltd. (China)                       10,000        238
Intercontinental Hotels Group plc (United Kingdom)         51,220        422
                                                                    --------
                                                                         660
                                                                    --------

HOUSEHOLD APPLIANCES--0.5%
Husqvarna AB (Sweden)                                      88,130        474
                                                                    --------

HYPERMARKETS & SUPER CENTERS--0.2%
Wal-Mart de Mexico S.A.B de C.V. (Mexico)                   6,580        178
                                                                    --------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
Huaneng Power International, Inc. (China)                   3,260         95
                                                                    --------


                                                          SHARES     VALUE
                                                         ---------  -------

INTEGRATED OIL & GAS--0.3%
Sasol Ltd. Sponsored ADR (South Africa)                     7,770   $    236
                                                                    --------

INTEGRATED TELECOMMUNICATION SERVICES--1.9%
Koninklijke KPN N.V. (Netherlands)                         87,060      1,266
Telefonos de Mexico S.A.B. de C.V. ADR
   Series L (Mexico)                                       10,790        226
Telekomunikasi Indonesia (P.T.)
   Tbk Sponsored ADR (Indonesia)                            9,150        229
                                                                    --------
                                                                       1,721
                                                                    --------

IT CONSULTING & OTHER SERVICES--0.3%
Wipro Ltd. (India)                                         29,500        240
                                                                    --------

PACKAGED FOODS & MEATS--0.9%
Groupe Danone (France)                                     10,290        622
Perdigao SA (Brazil)                                        8,010        211
                                                                    --------
                                                                         833
                                                                    --------

PERSONAL PRODUCTS--0.7%
L'Oreal SA (France)                                         7,000        611
                                                                    --------

PHARMACEUTICALS--0.9%
GlaxoSmithKline plc Sponsored ADR
   (United Kingdom)                                         8,630        322
Lundbeck (H) A/S (Denmark)                                 11,190        234
UCB SA (Belgium)                                            6,940        226
                                                                    --------
                                                                         782
                                                                    --------

RESTAURANTS--2.2%
Tim Hortons, Inc. (Canada)                                 67,030      1,933
                                                                    --------

STEEL--0.3%
Cia Siderurgica Nacional SA (Brazil)                       17,960        230
                                                                    --------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS SOLD SHORT
(PROCEEDS $16,848)                                                    14,513
----------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
(PROCEEDS $102,324)                                                   88,056(a)
----------------------------------------------------------------------------

                           VIRTUS MARKET NEUTRAL FUND
          SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)





ABBREVIATIONS:
ADR  American Depositary Receipt
DR   Depository Receipt
REIT Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)  Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, these securities amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(e)  Amounts are less than $500 (not reported in thousands).

                       VIRTUS REAL ESTATE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES         VALUE
                                                    ----------      --------

DOMESTIC COMMON STOCKS--97.2%


REAL ESTATE INVESTMENT TRUSTS--97.2%

DIVERSIFIED--6.0%
Vornado Realty Trust                                   669,747      $ 40,419
-------------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                     40,419
-------------------------------------------------------------------------------

HEALTH CARE--17.7%
HCP, Inc.                                            1,227,192        34,079
Health Care REIT, Inc.                                 832,780        35,143
Nationwide Health Properties, Inc.                     481,160        13,819
Ventas, Inc.                                         1,047,693        35,171
-------------------------------------------------------------------------------
TOTAL HEALTH CARE                                                    118,212
-------------------------------------------------------------------------------

INDUSTRIAL/OFFICE--17.5%

INDUSTRIAL--2.9%
AMB Property Corp.                                     270,320         6,331
Eastgroup Properties, Inc.                              72,960         2,596
Prologis                                               740,870        10,290
                                                                    --------
                                                                      19,217
                                                                    --------

MIXED--0.5%
Liberty Property Trust                                 156,809         3,580
                                                                    --------

OFFICE--14.1%
Alexandria Real Estate Equities, Inc.                  465,509        28,089
BioMed Realty Trust, Inc.                              320,610         3,757
Boston Properties, Inc.                                429,853        23,642
Corporate Office Properties Trust                      722,964        22,195
Douglas Emmett, Inc.                                   705,750         9,217
SL Green Realty Corp.                                  279,678         7,244
                                                                    --------
                                                                      94,144
-------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                              116,941
-------------------------------------------------------------------------------

LODGING/RESORTS--2.4%
DiamondRock Hospitality Co.                            372,005         1,886
Host Hotels & Resorts, Inc.                          1,865,125        14,119
-------------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                                 16,005
-------------------------------------------------------------------------------

RESIDENTIAL--14.3%

APARTMENTS--14.3%
Apartment Investment & Management Co. Class A           67,930           785
AvalonBay Communities, Inc.                            294,566        17,845
BRE Properties, Inc.                                   311,050         8,703


                                                      SHARES         VALUE
                                                    ----------      --------

REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
Equity Residential                                   1,128,029      $ 33,638
Essex Property Trust, Inc.                             242,382        18,603
Home Properties, Inc.                                   76,540         3,107
UDR, Inc.                                              947,354        13,064
                                                                    --------
                                                                      95,745
-------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                     95,745
-------------------------------------------------------------------------------

RETAIL--20.9%

FREE STANDING--1.3%
National Retail Properties, Inc.                       509,870         8,765
                                                                    --------

REGIONAL MALLS--9.7%
Macerich Co. (The)                                     868,676        15,775
Simon Property Group, Inc.                             929,435        49,381
                                                                    --------
                                                                      65,156
                                                                    --------

SHOPPING CENTERS--9.9%
Federal Realty Investment Trust                        384,400        23,864
Kimco Realty Corp.                                     632,612        11,564
Regency Centers Corp.                                  173,509         8,103
Tanger Factory Outlet Centers, Inc.                    600,090        22,575
                                                                    --------
                                                                      66,106
-------------------------------------------------------------------------------
TOTAL RETAIL                                                         140,027
-------------------------------------------------------------------------------

SELF STORAGE--8.0%
Extra Space Storage, Inc.                            1,117,289        11,531
Public Storage, Inc.                                   525,763        41,798
-------------------------------------------------------------------------------
TOTAL SELF STORAGE                                                    53,329
-------------------------------------------------------------------------------

SPECIALTY--10.4%
Digital Realty Trust, Inc.                           1,092,111        35,876
Entertainment Properties Trust                         502,696        14,980
Plum Creek Timber Co., Inc.                            530,081        18,415
-------------------------------------------------------------------------------
TOTAL SPECIALTY                                                       69,271
===============================================================================
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $711,360)                                           649,949
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.2%
(IDENTIFIED COST $711,360)                                           649,949
-------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--2.6%

MONEY MARKET MUTUAL FUNDS--2.6%
State Street Institutional Liquid Reserves Fund
  (seven-day effective yield 1.461%)                17,213,699        17,214

                       VIRTUS REAL ESTATE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)
-------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $17,214)                                             17,214
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $728,574)                                           667,163(a)

Other assets and liabilities, net--0.2%                                1,491
                                                                    --------
NET ASSETS--100.0%                                                  $668,654
                                                                    ========





FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.

                      Virtus Alternatives Diversifier Fund
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (Unaudited)


($ reported in thousands)



                                                      SHARES         VALUE
                                                   -----------     ---------
MUTUAL FUNDS--67.6%

DOMESTIC EQUITY FUNDS(c)--38.5%
Virtus Market Neutral Fund Class A(b)               6,976,392   $     67,811
Virtus Real Estate Securities Class A               2,285,261         40,609
                                                                   ---------
                                                                     108,420
                                                                   ---------
FOREIGN EQUITY FUNDS(c)--29.1%
Virtus Global Infrastructure Fund Class A           4,665,481         43,949
Virtus International Real Estate Securities
 Fund Class A                                       8,344,780         38,135
                                                                   ---------
                                                                      82,084
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $253,545)                                           190,504
----------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--31.7%

iShares S&P North American Natural Resources
 Sector Index Fund                                  1,075,051         27,220
PowerShares DB Commodity Index Tracking Fund(b)     1,943,183         41,176
PowerShares DB G10 Currency Harvest Fund(b)         1,074,482         20,856
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $125,889)                                            89,252
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $379,434)                                           279,756
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                 2,933,820          2,934
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,934)                                               2,934
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $382,368)                                           282,690(a)

Other assets and liabilities, net--(0.3)%                               (821)
                                                                   ---------
NET ASSETS--100.0%                                                 $ 281,869
                                                                   =========


ABBREVIATIONS:
ETF    Exchange Traded Fund

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)    Non-income producing.
(c)    Affiliated Fund.

                           VIRTUS WEALTH BUILDER FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES         VALUE
                                                    ----------       -------

MUTUAL FUNDS--99.1%


DOMESTIC EQUITY FUNDS(c)--75.0%
Virtus Bond Fund Class A                               614,494       $ 6,053
Virtus Capital Growth Fund Class A(b)                  436,927         4,457
Virtus Growth & Income Fund Class A                    727,584         8,556
Virtus Growth Opportunities Fund Class C(b)            480,978         3,891
Virtus High Yield Income Fund                          184,189         1,556
Virtus Institutional Bond Fund Class Y                 231,642         6,162
Virtus Market Neutral Fund Class A(b)                  515,350         5,009
Virtus Mid-Cap Value Fund Class A                      208,244         2,959
Virtus Multi-Sector Short Term Bond Fund Class A       396,930         1,492
Virtus Quality Small-Cap Fund Class A                  207,101         1,576
Virtus Real Estate Securities Class A                  165,754         2,945
Virtus Small Cap Value Fund Class A(b)                 199,172         1,564
Virtus Small-Cap Growth Fund Class A(b)                 81,623         1,508
Virtus Small-Cap Sustainable Growth Fund
  Class A(b)                                           238,216         1,568
Virtus Value Opportunities Fund Class A              1,158,451         8,364
                                                                     -------
                                                                      57,660
                                                                     -------

FOREIGN EQUITY FUNDS(c)--24.1%
Virtus Foreign Opportunities Fund Class A              745,074        12,398
Virtus Global Infrastructure Fund Class A              337,658         3,180
Virtus International Real Estate Securities
  Fund Class A                                         648,310         2,963
                                                                     -------
                                                                      18,541
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $102,329)                                            76,201
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $102,329)                                            76,201
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.5%

MONEY MARKET MUTUAL FUNDS--0.5%
State Street Institutional Liquid Reserves Fund
  (seven-day effective yield 1.461%)                   358,061           358


-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $358)                                                   358
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $102,687)                                            76,559(a)

Other assets and liabilities, net--0.4%                                  318
                                                                     -------
NET ASSETS--100.0%                                                   $76,877
                                                                     =======



FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c)   Affiliated Funds.

                           VIRTUS WEALTH GUARDIAN FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

MUTUAL FUNDS--98.6%

DOMESTIC EQUITY FUNDS(c)--82.2%
Virtus Bond Fund Class A                               559,344       $ 5,510
Virtus Capital Growth Fund Class A(b)                  145,938         1,489
Virtus Growth & Income Fund Class A                    248,534         2,923
Virtus Growth Opportunities Fund Class C(b)            201,054         1,626
Virtus High Yield Income Fund                          177,868         1,503
Virtus Institutional Bond Fund Class Y                 214,930         5,717
Virtus Market Neutral Fund Class A(b)                  216,912         2,108
Virtus Mid-Cap Value Fund Class A                       74,886         1,064
Virtus Multi-Sector Short Term Bond Fund
  Class A                                              396,450         1,491
Virtus Quality Small-Cap Fund Class A                   69,610           530
Virtus Real Estate Securities Class A                   50,074           890
Virtus Small Cap Value Fund Class A(b)                  67,439           529
Virtus Small-Cap Growth Fund Class A(b)                 30,809           569
Virtus Small-Cap Sustainable Growth Fund
  Class A(b)                                            81,291           535
Virtus Value Opportunities Fund Class A                457,660         3,304
                                                                     -------
                                                                      29,788
                                                                     -------

FOREIGN EQUITY FUNDS(c)--16.4%
Virtus Foreign Opportunities Fund Class A              257,976         4,293
Virtus Global Infrastructure Fund Class A               79,725           751
Virtus International Real Estate Securities Fund
  Class A                                              195,985           895
                                                                     -------
                                                                       5,939
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $45,944)                                             35,727
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $45,944)                                             35,727
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
State Street Institutional Liquid Reserves Fund
  (seven-day effective yield 1.461%)                   293,899           294


-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $294)                                                   294
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $46,238)                                             36,021(a)

Other assets and liabilities, net--0.6%                                  210
                                                                     -------
NET ASSETS--100.0%                                                   $36,231
                                                                     =======


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c)   Affiliated Fund.

                                VIRTUS BOND FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)


($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
U.S. GOVERNMENT SECURITIES--12.3%

U.S. Treasury Bond 6.250%, 8/15/23                  $   4,950      $   6,751

U.S. Treasury Note
 2.750%, 7/31/10                                        7,880          8,163
 2.750%, 2/28/13                                          145            155
 4.750%, 8/15/17                                        3,980          4,759
                                                                   ---------
                                                                      13,077
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $18,151)                                             19,828
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--41.4%

FHLMC
2503 B 5.500%, 9/15/17                                    237            245
2764 HW 5.000%, 3/15/19                                   455            462
 7.000%, 1/1/33                                           243            255
2691 MG 4.500%, 10/15/33                                  780            779
 6.000%, 10/1/38                                        2,368          2,442
FNMA
 7.000%, 5/1/14                                            25             26
 8.000%, 1/1/15                                             5              6
 5.000%, 12/1/22                                        4,392          4,515
 6.000%, 1/1/33                                         4,730          4,861
 5.500%, 4/1/33                                         5,860          6,028
 5.500%, 10/1/33                                        5,322          5,468
 5.000%, 7/1/34                                        11,037         11,298
 4.500%, 1/1/35                                           423            430
 5.500%, 3/1/35                                         2,726          2,798
 5.500%, 9/1/36                                         3,541          3,638
 6.000%, 9/1/37                                            59             61
 6.000%, 1/1/38                                           146            150
 6.000%, 2/1/38                                           126            130
 6.000%, 3/1/38                                           918            946
 6.500%, 3/1/38                                         8,878          9,257
 6.500%, 5/1/38                                           859            893
 6.000%, 7/1/38                                         4,920          5,070
 5.500%, 8/1/38                                         1,965          2,016
 6.000%, 8/1/38                                           298            308
 6.000%, 8/1/38                                           697            718



                                                    PAR VALUE        VALUE
                                                   -----------     ---------
 6.000%, 8/1/38                                       $ 4,095        $ 4,220
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $66,110)                                             67,020
----------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--3.8%

FHLMC
 7.500%, 7/1/09                                             2              2
 3.750%, 6/28/13                                        2,845          3,030
 7.500%, 4/1/14                                            34             36
 7.000%, 4/1/16                                            28             30
FNMA 3.250%, 8/12/10                                    2,955          3,060
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $5,872)                                               6,158
----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--30.8%


ADVERTISING--0.3%
Affinion Group, Inc. 10.125%, 10/15/13                    560            412
                                                                   ---------
AEROSPACE & DEFENSE--0.7%
Bombardier, Inc. 144A 8.000%, 11/15/14 (b)                675            597
DI Finance/DynCorp International, Inc. 144A
 9.500%, 2/15/13 (b)                                      555            488
                                                                   ---------
                                                                       1,085
                                                                   ---------
APPLICATION SOFTWARE--0.2%
Intuit, Inc. 5.750%, 3/15/17                              385            285
                                                                   ---------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Janus Capital Group, Inc. 6.250%, 6/15/12                 355            284
                                                                   ---------
BROADCASTING--1.2%
Comcast Corp. 5.700%, 5/15/18                             645            605
EchoStar DBS Corp. 7.125%, 2/1/16                         530            445
Time Warner Cable, Inc. 6.750%, 7/1/18                    380            366
United Artists Theatre Circuit, Inc.
 Series BD-1 9.300%, 7/1/15 (f)                            28             20
Viacom, Inc. 5.750%, 4/30/11                              555            504
                                                                   ---------
                                                                       1,940
                                                                   ---------
CASINOS & GAMING--0.3%
Icahn Enterprises LP/Icahn Enterprises Finance
 Corp. 7.125%, 2/15/13                                    650            452
                                                                   ---------
COMMUNICATIONS EQUIPMENT--0.4%
Cisco Systems, Inc. 5.500%, 2/22/16                       545            577
                                                                   ---------

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)


($ reported in thousands)

                                                    PAR VALUE        VALUE
                                                   -----------     ---------
CONSUMER FINANCE--1.5%
American General Finance Corp.
 4.000%, 3/15/11                                    $     450      $     218
 5.750%, 9/15/16                                          490            185
Capital One Financial Corp.
 5.700%, 9/15/11                                          620            578
 6.150%, 9/1/16                                           730            514
John Deere Capital Corp. 2.875%, 6/19/12                  960            987
                                                                   ---------
                                                                       2,482
                                                                   ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Fiserv, Inc. 6.125%, 11/20/12                             795            747
                                                                   ---------
DIVERSIFIED BANKS--2.4%
JPMorgan Chase & Co.
 2.625%, 12/1/10                                        1,590          1,622
 2.125%, 6/22/12                                          965            969
Wachovia Corp. 5.750%, 2/1/18                             445            446
Wells Fargo & Co. 5.625%, 12/11/17                        505            527
Wells Fargo Capital XIII 7.700%, 12/29/49(c)              460            379
                                                                   ---------
                                                                       3,943
                                                                   ---------
DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
 8.375%, 4/1/17                                           275            226
                                                                   ---------
DRUG RETAIL--0.4%
CVS Caremark Corp. 5.750%, 6/1/17                         645            607
                                                                   ---------
ELECTRIC UTILITIES--2.5%
Appalachian Power Co. 5.550%, 4/1/11                      810            802
Florida Power Corp. 6.650%, 7/15/11                       610            640
Georgia Power Co. 6.000%, 11/1/13                         390            410
Nevada Power Co. Series O 6.500%, 5/15/18                 730            703
Pacific Gas & Electric Co. 8.250%, 10/15/18               650            781
Virginia Electric and Power Co. Series A
 5.400%, 1/15/16                                          645            632
                                                                   ---------
                                                                       3,968
                                                                   ---------
ELECTRONIC MANUFACTURING SERVICES--0.2%
Tyco Electronic Group SA 6.000%, 10/1/12                  385            347
                                                                   ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. 7.250%, 3/15/15          545            507
                                                                   ---------
FOOD RETAIL--0.4%
Safeway, Inc.


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
FOOD RETAIL--(CONTINUED)
 6.500%, 3/1/11                                     $     375      $     376
 6.350%, 8/15/17                                          305            302
                                                                   ---------
                                                                         678
                                                                   ---------
GAS UTILITIES--0.5%
Atmos Energy Corp. 6.350%, 6/15/17                        465            412
South Carolina Electric & Gas Co.
 6.500%, 11/1/18                                          310            347
                                                                   ---------
                                                                         759
                                                                   ---------
HEALTH CARE SERVICES--0.2%
Quest Diagnostics, Inc. 6.400%, 7/1/17                    435            400
                                                                   ---------
HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 5.750%, 1/15/11                   430            395
                                                                   ---------
HOUSEHOLD PRODUCTS--0.2%
Procter & Gamble Co. 4.600%, 1/15/14                      350            367
                                                                   ---------
HYPERMARKETS & SUPER CENTERS--0.3%
Costco Wholesale Corp. 5.500%, 3/15/17                    420            446
                                                                   ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
MidAmerican Energy Co. 5.800%, 10/15/36                   705            635
                                                                   ---------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc. 6.250%, 3/15/11                                400            409
Qwest Corp. 8.875%, 3/15/12                               385            358
Verizon Communications, Inc. 8.750%, 11/1/18              595            698
Windstream Corp. 7.000%, 3/15/19                          435            337
                                                                   ---------
                                                                       1,802
                                                                   ---------
INVESTMENT BANKING & BROKERAGE--1.8%
Bear Stearns Cos., Inc. (The) 7.250%, 2/1/18              675            740
Merrill Lynch & Co., Inc.
 4.485%, 5/12/10(c)                                       325            313
 6.875%, 4/25/18                                          695            727
Morgan Stanley
 4.233%, 5/14/10(c)                                       150            140
 6.625%, 4/1/18                                           615            540
UBS Preferred Funding Trust V Series 1
 6.243%, 5/29/49(c)                                       715            390
                                                                   ---------
                                                                       2,850
                                                                   ---------
LIFE & HEALTH INSURANCE--1.8%
Lincoln National Corp. 5.650%, 8/27/12                  1,195            985

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)


($ reported in thousands)

                                                    PAR VALUE        VALUE
                                                   -----------     ---------
LIFE & HEALTH INSURANCE--(CONTINUED)
Protective Life Secured Trust 4.000%, 4/1/11        $   1,670      $   1,505
Prudential Financial, Inc. 8.875%, 6/15/38(c)             605            390
                                                                   ---------
                                                                       2,880
                                                                   ---------
MANAGED HEALTH CARE--1.0%
Aetna, Inc. 6.500%, 9/15/18                               505            481
Wellpoint, Inc. 5.000%, 1/15/11                         1,160          1,097
                                                                   ---------
                                                                       1,578
                                                                   ---------
MOVIES & ENTERTAINMENT--0.1%
Time Warner Cable, Inc. 8.250%, 2/14/14                   120            122
                                                                   ---------
MULTI-LINE INSURANCE--0.5%
Genworth Financial, Inc.
 6.515%, 5/22/18                                          405            140
 6.150%, 11/15/66(c)                                      360             34
Genworth Global Funding Trusts
 5.125%, 3/15/11                                          925            650
                                                                   ---------
                                                                         824
                                                                   ---------
MULTI-UTILITIES--0.1%
Dominion Resources, Inc. 8.875%, 1/15/19                  180            194
                                                                   ---------
OFFICE REITS--0.1%
Duke Realty LP 5.625%, 8/15/11                            225            174
                                                                   ---------
OIL & GAS EQUIPMENT & SERVICES--0.2%
Allis-Chalmers Energy, Inc. 8.500%, 3/1/17                630            318
                                                                   ---------
OIL & GAS EXPLORATION & PRODUCTION--0.9%
Chesapeake Energy Corp. 7.250%, 12/15/18                  245            192
Encore Acquisition Co. 6.000%, 7/15/15                    310            201
EOG Resources, Inc. 6.875%, 10/1/18                       360            393
XTO Energy, Inc. 5.900%, 8/1/12                           735            717
                                                                   ---------
                                                                       1,503
                                                                   ---------
OIL & GAS STORAGE & TRANSPORTATION--1.2%
Enbridge Energy Partners LP 5.875%, 12/15/16              350            288
Energy Transfer Partners LP 6.700%, 7/1/18                570            480
Kinder Morgan Energy Partners LP
 5.850%, 9/15/12                                          415            380
 9.000%, 2/1/19                                           500            522
Pacific Energy Partners LP/Pacific Energy
 Finance Corp. 6.250%, 9/15/15                            325            242
                                                                   ---------
                                                                       1,912
                                                                   ---------

                                                    PAR VALUE        VALUE
                                                   -----------     ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
Bank of America Corp.
 3.125%, 6/15/12                                    $   1,540      $   1,600
 5.750%, 8/15/16                                          715            668
 8.125%, 12/29/49(c)                                      330            247
Citigroup, Inc. 5.000%, 9/15/14                           840            739
General Electric Capital Corp.
 5.625%, 5/1/18                                           120            121
 6.375%, 11/15/67(c)                                      715            457
JPMorgan Chase & Co.
 5.750%, 1/2/13                                         1,020          1,035
Series 1 7.900%, 4/29/49(c)                               395            329
                                                                   ---------
                                                                       5,196
                                                                   ---------
PACKAGED FOODS & MEATS--0.2%
Kraft Foods, Inc. 6.125%, 8/23/18                         345            340
                                                                   ---------
PAPER PRODUCTS--0.1%
Exopack Holding Corp. 11.250%, 2/1/14                     200            118
                                                                   ---------
PHARMACEUTICALS--0.5%
Johnson & Johnson 5.150%, 7/15/18                         800            881
                                                                   ---------
PROPERTY & CASUALTY INSURANCE--0.4%
Chubb Corp. 6.375%, 3/29/67(c)                            490            304
CNA Financial Corp. 6.500%, 8/15/16                       560            396
                                                                   ---------
                                                                         700
                                                                   ---------
REGIONAL BANKS--0.8%
Credit Suisse First Boston 6.000%, 2/15/18                660            606
Regions Bank 2.750%, 12/10/10                             750            766
                                                                   ---------
                                                                       1,372
                                                                   ---------
RESIDENTIAL REITS--0.5%
AvalonBay Communities, Inc. 5.750%, 9/15/16               410            274
ERP Operating LP 5.375%, 8/1/16                           745            525
                                                                   ---------
                                                                         799
                                                                   ---------
RETAIL REITS--0.3%
Simon Property Group LP 5.600%, 9/1/11                    645            539
                                                                   ---------
SOFT DRINKS--0.3%
PepsiCo, Inc. 7.900%, 11/1/18                             350            429
                                                                   ---------
SYSTEMS SOFTWARE--0.4%
Oracle Corp. 5.750%, 4/15/18                              585            612
                                                                   ---------

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)


($ reported in thousands)

                                                    PAR VALUE        VALUE
                                                   -----------     ---------
THRIFTS & MORTGAGE FINANCE--0.7%
Countrywide Home Loan, Inc. Series L
 4.000%, 3/22/11                                    $     615      $     585
Sovereign Bank 2.750%, 1/17/12                            605            621
                                                                   ---------
                                                                       1,206
                                                                   ---------
TOBACCO--0.7%
Philip Morris International, Inc.
 6.875%, 3/17/14                                          275            289
 5.650%, 5/16/18                                          825            818
                                                                   ---------
                                                                       1,107
                                                                   ---------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Alltel Corp. 7.000%, 7/1/12                               350            350
Sprint Nextel Corp. 1.866%, 6/28/10(c)                    630            528
                                                                   ---------
                                                                         878
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $54,515)                                             49,876
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--0.7%

Citigroup Mortgage Loan Trust, Inc. 04-NCM2, 2CB3
 8.000%, 8/25/34                                           46             36
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
 0.000%, 11/28/11 (b)(c)(e)                                11              8
Merrill Lynch Mortgage Trust 05-MCP1, A2
 4.556%, 6/12/43                                          725            662
Morgan Stanley Mortgage Loan Trust 04-3, 3A
 6.000%, 4/25/34                                          581            453
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,367)                                               1,159
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--5.1%

CANADA--0.5%
Husky Energy, Inc. 6.200%, 9/15/17                        785            702
TransCanada Pipelines Ltd. 6.350%, 5/15/67(c)             300            134
                                                                   ---------
                                                                         836
                                                                   ---------
ITALY--0.1%
Telecom Italia Capital SA 5.250%, 10/1/15                 215            164
                                                                   ---------
JAPAN--0.3%
Resona Bank Ltd. 144A 5.850%, 9/29/49 (b)(c)              985            558
                                                                   ---------
NETHERLANDS--1.1%
ING Groep N.V. 5.775%, 12/8/49(c)                       1,445            619
                                                                   ---------


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
NETHERLANDS--(CONTINUED)
Shell International Finance BV 6.375%, 12/15/38     $     975      $   1,097
                                                                   ---------
                                                                       1,716
                                                                   ---------
SPAIN--1.3%
Santander Issuances S.A Unipersonal 144A
 5.911%, 6/20/16 (b)                                    1,085            988
Telefonica Emisiones S.A. 5.984%, 6/20/11               1,080          1,065
                                                                   ---------
                                                                       2,053
                                                                   ---------
UNITED KINGDOM--1.1%
Barclays Bank plc 144A 7.700%, 4/25/49 (b)(c)             700            463
HBOS plc 144A 6.657%, 5/21/49 (b)(c)                    1,100            427
Royal Bank of Scotland Group plc 144A
 6.990%, 10/29/49 (b)(c)                                  955            446
Virgin Media Finance plc 8.750%, 4/15/14                  610            460
                                                                   ---------
                                                                       1,796
                                                                   ---------
UNITED STATES--0.7%
Credit Suisse Guernsey Ltd. 5.860%, 5/29/49(c)            815            381
WEA Finance LLC/WCI Finance LLC 144A
 5.700%, 10/1/16 (b)                                    1,065            711
                                                                   ---------
                                                                       1,092
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,047)                                              8,215
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.1%
(IDENTIFIED COST $158,062)                                           152,256
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.5%


                                                     SHARES          VALUE
                                                   -----------     ---------
MONEY MARKET MUTUAL FUNDS--2.5%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                 3,972,562          3,973
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,973)                                               3,973
----------------------------------------------------------------------------
TOTAL INVESTMENTS--96.6%
(IDENTIFIED COST $162,035)                                           156,229(a)

Other assets and liabilities, net--3.4%                                5,551
                                                                   ---------
NET ASSETS--100.0%                                                 $ 161,780
                                                                   =========

                                VIRTUS BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)


($ reported in thousands)





ABBREVIATIONS:
FHLM  Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $4,686 or 2.9% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Illiquid and restricted security. At December 31, 2008, this security amounted to a value of $8 or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, this security amounted to a value of $20 or 0.0% of net assets.

                         VIRTUS CA TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
MUNICIPAL TAX-EXEMPT BONDS(c)--95.8%

DEVELOPMENT REVENUE--5.3%
Hercules Redevelopment Agency Tax-Allocation
 (AMBAC Insured) 5.000%, 8/1/29                     $     500      $     363
Ontario Redevelopment Financing Authority,
Project No.1 (MBIA Insured) 6.900%, 8/1/10                 70             72
Project No.1 (MBIA Insured) 5.250%, 8/1/13                500            522
San Diego Redevelopment Agency, Center City
Series B (AMBAC Insured) 5.350%, 9/1/24                 1,000            856
Series A (AMBAC Insured) 4.750%, 9/1/30                   500            352
Santa Clara Redevelopment Agency Tax Allocation
 (MBIA Insured) 5.000%, 6/1/22                          1,000            841
                                                                   ---------
                                                                       3,006
                                                                   ---------
EDUCATION REVENUE--2.9%
North City West School Facilities Financing
 Authority, Series B (AMBAC Insured) 5.250%, 9/1/19     1,000            909
Sweetwater Unified High School District, Public
 Financing Authority, Series A (FSA Insured)
 5.000%, 9/1/29                                         1,000            738
                                                                   ---------
                                                                       1,647
                                                                   ---------
GENERAL OBLIGATION--18.3%
Antelope Valley Union High School District,
 Series A (MBIA Insured) 5.000%, 2/1/27                 1,000            959
Brea & Olinda Unified School District,
 Series A (FGIC Insured) 6.000%, 8/1/15                   150            172
Butte-Glenn Community College District,
 Series A (MBIA Insured) 5.500%, 8/1/19                 1,000          1,038
California State
 5.250%, 6/1/16                                            65             65
 5.500%, 3/1/26                                           500            493
 5.000%, 9/1/30                                           600            528
 5.000%, 11/1/32                                          700            606
 5.000%, 12/1/37                                          250            213
California State Veterans Bonds,
Series BG 5.150%, 12/1/14                                 895            903
Series CC 4.500%, 12/1/37                                 330            236
Gilroy Unified School District
 (FGIC Insured) 5.000%, 8/1/27                            500            466



                                                    PAR VALUE        VALUE
                                                   -----------     ---------
GENERAL OBLIGATION--(CONTINUED)
Grossmont-Cuyamaca Community College District
 Election of 2002 Series A  (MBIA Insured)
 5.000%, 8/1/19                                     $      40      $      41
Los Angeles Unified School District,
 Series A-1 (MBIA Insured) 4.500%, 1/1/28                 500            432
Metropolitan Water District Southern California,
 Series A 5.250%, 3/1/11                                  180            181
Placer Union High School District (FSA Insured)
 0.000%, 8/1/32                                         1,500            338
Rancho Santiago Community College District
 (FSA Insured) 0.000%, 9/1/27                           1,200            373
San Rafael Elementary School District,
 Election of 2002-B (FGIC Insured) 0.000%, 8/1/26       1,000            347
Santa Ana Unified School District (FGIC Insured)
 5.700%, 8/1/22                                           400            405
Santa Clara Unified School District (FGIC Insured)
 5.500%, 7/1/20                                         1,000          1,027
Walnut Valley Unified School District, Series A
 (MBIA Insured) 0.000%, 8/1/19                          3,095          1,584
                                                                   ---------
                                                                      10,407
                                                                   ---------
GENERAL REVENUE--16.6%
Anaheim Public Financing Authority, Series C
 (FSA Insured) 6.000%, 9/1/16                           1,600          1,812
California State Public Works Board, Department of
 Health Services, Richmond Lab Series B
 (XLCA Insured) 5.000%, 11/1/17                           460            458
California State Public Works Board, Highway Patrol
 Series C 5.250%, 11/1/20                                 500            478
Golden State Tobacco Securitization Corp.,
Series A-1 5.125%, 6/1/47                               1,500            748
Series A-1 5.750%, 6/1/47                               1,000            557
Los Angeles County Public Works Financing Authority,
 Series A (FSA Insured) 5.500%, 10/1/18                   420            469
Pomona Certificates of Participation
 (AMBAC Insured) 5.500%, 6/1/28                         1,365          1,367
San Diego County Certificates of Participation
 (AMBAC Insured) 5.250%, 11/1/15                          960          1,007
San Jose Financing Authority, Series F
 (MBIA Insured) 5.000%, 9/1/15                          1,000          1,045
South Bay Regional Public Communications
 Authority (ACA Insured) 4.750%, 1/1/31                   635            401

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
GENERAL REVENUE--(CONTINUED)
South Coast Air Quality Management Corp.
 (AMBAC Insured) 6.000%, 8/1/11                     $   1,000      $   1,080
                                                                   ---------
                                                                       9,422
                                                                   ---------
HIGHER EDUCATION REVENUE--3.2%
California State Public Works Board,
 University of California Series D 5.000%, 5/1/30       1,000            925
University of California,
Series G (FGIC Insured) 4.750%, 5/15/35                   525            453
Series B 4.750%, 5/15/38                                  500            432
                                                                   ---------
                                                                       1,810
                                                                   ---------
MEDICAL REVENUE--7.1%
California Health Facilities Financing Authority,
 Cedars-Sinai Medical Center 5.000%, 11/15/34             500            408
California Health Facilities Financing Authority,
 Providence Health & Services Series C
 6.500%, 10/1/38                                          300            297
California Health Facilities Financing Authority,
 Stanford Hospital and Clinics Series A
 5.000%, 11/15/14                                         250            250
California Health Facilities Financing Authority,
 Sutter Health Series A 5.000%, 11/15/42                  870            658
California State Public Works Board, Department of
 Mental Health Series A 5.500%, 6/1/16                  1,000          1,032
California Statewide Communities Development
 Authority, Kaiser Permanente, Series B
 5.000%, 3/1/41                                           500            375
California Statewide Communities Development
 Authority, St. Joseph Health System (FGIC Insured)
 5.750%, 7/1/47                                           500            437
San Joaquin General Hospital Project, Certificates of
 Participation (MBIA Insured) 5.250%, 9/1/12              100            100
Santa Clara County Financing Authority, Series A
 (AMBAC Insured) 7.750%, 11/15/11                         400            456
                                                                   ---------
                                                                       4,013
                                                                   ---------
MUNICIPAL UTILITY DISTRICT REVENUE--2.1%
East Bay Municipal Utility District (MBIA Insured)
 5.000%, 6/1/35                                           500            474
Sacramento Municipal Utilities District,
 Financing Authority (MBIA Insured)
 4.750%, 7/1/26                                           500            411



                                                    PAR VALUE        VALUE
                                                   -----------     ---------
MUNICIPAL UTILITY DISTRICT REVENUE--(CONTINUED)
Sacramento Municipal Utility District, Series O
 (MBIA Insured) 5.250%, 8/15/15                     $     310      $     322
                                                                   ---------
                                                                       1,207
                                                                   ---------
NATURAL GAS REVENUE--0.9%
Roseville Natural Gas Financing Authority
 5.000%, 2/15/24                                          750            521
                                                                   ---------
POWER REVENUE--3.5%
Northern California Power Agency, Hydroelectric
 Project Series A (MBIA Insured) 5.000%, 7/1/15         1,000          1,008
Northern California Power Agency, Hydroelectric
 Project No. 1 Series A (MBIA Insured) 5.200%, 7/1/32     330            314
Southern California Public Power Authority,
 Series B(FSA Insured) 5.000%, 7/1/12                     635            686
                                                                   ---------
                                                                       2,008
                                                                   ---------
PRE-REFUNDED--26.5%
Contra Costa County Home Mortgage
 (GNMA Collateralized) 7.500%, 5/1/14 (b)                 500            633
Cypress Single Family Residential Mortgage,
 Series B (Private Mortgage Insurance)
 7.250%, 1/1/12 (b)                                       200            233
Duarte Redevelopment Agency Single Family Mortgage,
 Series A (FNMA
Collateralized) 6.875%, 11/1/11 (b)                       300            344
 Grossmont-Cuyamaca Community College
District Election of 2002 Series A Pre-refunded
 8/1/13 @100 (MBIA Insured)
 5.000%, 8/1/19                                           210            239
Huntington Park Redevelopment Agency Single Family
 Residential Mortgage, Series A
 (FHA/VA/PRIV MTGS Insured) 8.000%, 12/1/19 (b)         2,400          3,287
Los Angeles Harbor Department 7.600%, 10/1/18(b)          840          1,014
M-S-R Public Power Agency San Juan Project,
 Series D (MBIA Insured) 6.750%, 7/1/20 (b)             1,740          2,091
Northern California Power Agency, Hydroelectric
 Project No. 1 Series A Pre-refunded 7/1/21 @ 100
 (AMBAC Insured) 7.500%, 7/1/23                           195            253
Riverside County Redevelopment Agency, Pre-refunded
 10/01/11 @ 102 (AMBAC Insured) 5.250%, 10/1/17           250            279

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
PRE-REFUNDED--(CONTINUED)
Riverside County Single Family(b)
Series B (GNMA Collateralized) 8.625%, 5/1/16(b)    $   1,000      $   1,357
Series A (GNMA Collateralized) 7.800%, 5/1/21(b)        4,000          5,123
Stockton Housing Facility, O'Connor Woods Project
 Series A Pre-refunded 9/20/17 @ 100
 (GNMA Collateralized) 5.600%, 3/20/28                    200            202
                                                                   ---------
                                                                      15,055
                                                                   ---------
TRANSPORTATION REVENUE--1.5%
Alameda Corridor Transportation Authority,
Series A (MBIA Insured) 5.125%, 10/1/16                   150            153
Series A (MBIA Insured) 5.125%, 10/1/17                   125            128
Los Angeles Harbor Department Revenue
 (MBIA Insured) 4.500%, 8/1/27                            500            365
San Francisco Bay Area Rapid Transit
 District 5.250%, 7/1/17                                  180            181
                                                                   ---------
                                                                         827
                                                                   ---------
WATER & SEWER REVENUE--7.9%
California Statewide Communities Development
 Authority, Anheuser-Bush Project 4.800%, 9/1/46        1,000            551
Delta Diablo Sanitation District, Certificates of
 Participation (MBIA Insured) 0.000%, 12/1/16           1,070            659
El Dorado Irrigation District, Certificates of
 Participation, Series A (FGIC Insured)
 5.250%, 3/1/16                                           365            381
WATER & SEWER REVENUE--(CONTINUED)
Modesto Wastewater, Series A (FSA Insured)
 5.000%, 11/1/19                                          245            253
Mountain View Shoreline Regional Park Community,
 Series A (MBIA Insured) 5.500%, 8/1/21                 1,000          1,000
Redlands Financing Authority, Series A (FSA Insured)
 5.000%, 9/1/17                                         1,000          1,028
Sweetwater Water Authority (AMBAC Insured)
 5.250%, 4/1/10                                            85             87


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
Westlands Water District, Certificates
 of Participation (MBIA Insured)
 5.250%, 9/1/14                                     $     500      $     537
                                                                   ---------
                                                                       4,496
----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $57,386)                                             54,419
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $57,386)                                             54,419
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.2%


                                                     SHARES          VALUE
                                                   -----------     ---------
MONEY MARKET MUTUAL FUNDS--2.2%
State Street Institutional Tax Free
 Money Market Fund
 (seven-day effective yield 5.321%)                 1,243,336          1,243
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,243)                                               1,243
----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $58,629)                                             55,662(a)

Other assets and liabilities, net--2.0%                                1,133
                                                                   ---------
NET ASSETS--100.0%                                                 $  56,795
                                                                   =========

                         VIRTUS CA TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)




ABBREVATIONS
ACA    American Capital Access Financial Guarantee Corp.
AMBA   American Municipal Bond Assurance Corporation
FGIC   Financial Guaranty Insurance Company
FHA    Federal Housing Authority
FNMA   Fannie Mae or Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Ginnie Mae or Government National Mortgage Association
MBIA   Municipal Bond Insurance Association
XLCA   XL Capital Assurance

FOOTNOTE LEGEND
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)    Escrowed to maturity.
(c) At December 31, 2008, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows: California 95.8%. At December 31, 2008, 95.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 25.2%, GNMA 12.9%, and AMBAC 12.3%.

                              VIRTUS CORE BOND FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
U.S. GOVERNMENT SECURITIES--0.6%

U.S. Treasury Bond
 4.000%, 8/15/18                                    $     265      $     306
 5.000%, 5/15/37                                            5              7
                                                                   ---------
                                                                         313
                                                                   ---------
U.S. Treasury Note 3.875%, 5/15/18                         30             34
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $308)                                                   347
----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--28.4%

FHLMC 6.000%, 10/1/34                                     584            603
FNMA
 6.000%, 10/1/14                                          313            327
 6.500%, 6/1/16                                           226            236
 6.000%, 7/1/17                                            98            102
 5.500%, 9/1/17                                           262            271
 5.000%, 4/1/20                                           346            356
 4.500%, 5/1/20                                           686            702
 5.000%, 8/1/21                                           242            249
 6.000%, 5/1/29                                           232            241
 6.500%, 7/1/29                                           392            410
 6.500%, 5/1/30                                             8              8
 7.500%, 3/1/31                                           146            154
 7.000%, 7/1/31                                           101            107
 7.000%, 9/1/31                                           168            178
 6.500%, 2/1/32                                           314            329
 6.500%, 3/1/32                                           167            174
 5.500%, 4/1/33                                           230            237
 5.500%, 6/1/33                                         1,362          1,399
 5.500%, 7/1/33                                         1,356          1,393
 5.000%, 9/1/33                                           338            346
 04-W6, 1A4 5.500%, 7/25/34                               232            220
 5.000%, 7/1/35                                           282            288
 5.500%, 12/1/35                                          310            318
 6.000%, 6/1/36                                           394            407
 6.000%, 9/1/36                                           482            497
 5.500%, 2/1/37                                           416            427
 6.000%, 3/1/37                                           578            596
 5.500%, 4/1/37                                           231            237
 5.500%, 4/1/37                                           115            118
 6.000%, 2/1/38                                            61             63
 6.000%, 2/1/38                                           224            230
 6.000%, 2/1/38                                           305            315


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
 5.000%, 4/1/38                                     $     220      $     225
 6.000%, 5/1/38                                           328            338
 5.500%, 7/1/38                                           305            313
 6.000%, 8/1/38                                           235            243
GNMA
 8.500%, 11/15/22                                           1              1
 6.500%, 9/15/28                                          176            185
 7.500%, 9/15/29                                          149            158
 5.000%, 7/15/33                                        1,873          1,928
 6.000%, 6/15/34                                          374            387
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $14,742)                                             15,316
----------------------------------------------------------------------------
MUNICIPAL BONDS--13.5%


ARIZONA--1.1%
Salt River Project Agricultural Improvement &
 Power District Electric System Series A
 5.000%, 1/1/38                                           625            589
                                                                   ---------
FLORIDA--2.6%
Broward County Series A 5.000%, 1/1/21                    600            624
Miami-Dade County Educational Facilities
 Authority Taxable Series C 5.480%, 4/1/16                110            110
Orange County Tourist Development (MBIA Insured)
 5.000%, 10/1/17                                          640            670
                                                                   ---------
                                                                       1,404
                                                                   ---------
ILLINOIS--1.2%
State of Illinois 5.000%, 1/1/19                          580            637
                                                                   ---------
INDIANA--1.1%
Transportation Finance Authority Series A
 Prerefunded 6/1/14 @ 100 (FGIC Insured)
 5.250%, 6/1/20                                           520            600
                                                                   ---------
KANSAS--1.7%
Department of Transportation, Highway
 Revenue Series A
 (FSA Insured) 5.500%, 3/1/19                             785            903
                                                                   ---------
MICHIGAN--0.4%
City of Flat Rock Finance Authority
 Taxable Series A 6.750%, 10/1/16                          95            101
Tobacco Settlement Finance Authority Taxable
 Series A 7.309%, 6/1/34                                  180            104
                                                                   ---------
                                                                         205
                                                                   ---------
                                       1

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
NEW YORK--0.5%
City of New York Series A-1 (MBIA Insured)
 5.000%, 8/1/17                                     $     265      $     288
                                                                   ---------
NORTH CAROLINA--0.7%
City of Charlotte 5.000%, 8/1/18                          330            371
                                                                   ---------
PENNSYLVANIA--0.6%
City of Pittsburgh Pension Obligation
 Taxable Series C
 (FGIC Insured) 6.500%, 3/1/17                            340            348
                                                                   ---------
RHODE ISLAND--1.9%
City of Woonsocket Pension Funding Taxable
 (FSA Insured) 5.660%, 7/15/13                          1,000          1,049
                                                                   ---------
TEXAS--1.1%
Cypress-Fairbanks Independent School District
 (PSF Guaranteed) 5.000%, 2/15/32                         625            612
                                                                   ---------
VIRGINIA--0.1%
Tobacco Settlement Financing Corp.
 Taxable Series A-1 6.706%, 6/1/46                         90             49
                                                                   ---------
WASHINGTON--0.5%
City of Seattle 5.000%, 6/1/38                            265            252
----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,351)                                               7,307
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.6%

AmeriCredit Automobile Receivables Trust
05-AX, A4 3.930%, 10/6/11                               1,076            989
06-BG, A3 5.210%, 10/6/11                                  73             71
Capital Auto Receivables Asset Trust
 Series 06-2, A3A 4.980%, 5/15/11                          97             95
Capital One Auto Finance Trust 07-B, A3A
 5.030%, 4/15/12                                          425            401
Carmax Auto Owner Trust 07-2, A3
 5.230%, 12/15/11                                         397            391
Ford Credit Auto Owner Trust 07-A, A3B
 1.225%, 8/15/11 (c)                                      295            275
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A
 4.865%, 5/25/35 (c)                                      242            140
Greenwich Structured ARM Products 05-5A, N2  144A
 3.974%, 9/27/45 (b)(c)(f)                                315             94
Renaissance Home Equity Loan Trust 06-2, AF4
 6.115%, 8/25/36 (c)                                      730            468



                                                    PAR VALUE        VALUE
                                                   -----------     ---------
Saxon Asset Securities Trust 05-3, A2C
 0.751%, 11/25/35 (c)                               $     106      $      97
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,806)                                               3,021
----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--20.4%

AIRLINES--1.1%
American Airlines, Inc. 99-1 7.024%, 10/15/09             365            343
Continental Airlines, Inc. 98-1A
 6.648%, 9/15/17                                          324            236
                                                                   ---------
                                                                         579
                                                                   ---------
APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.750%, 3/15/17                               45             33
                                                                   ---------
ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Allied Capital Corp. 6.000%, 4/1/12                       100             69
Bank of New York / Mellon Corp. (The)
 4.950%, 11/1/12                                          115            117
Janus Capital Group, Inc. 6.250%, 6/15/12                 125            100
Northern Trust Corp. 5.500%, 8/15/13                       75             77
                                                                   ---------
                                                                         363
                                                                   ---------
AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC
 6.500%, 11/15/13                                          95             74
                                                                   ---------
BROADCASTING--1.0%
Comcast Corp.
 5.300%, 1/15/14                                          105             98
 5.875%, 2/15/18                                           65             62
COX Communications, Inc. 144A
 6.250%, 6/1/18(b)                                        140            124
Time Warner Cable, Inc.
 5.850%, 5/1/17                                            70             64
 6.750%, 7/1/18                                           130            125
Viacom, Inc. 6.250%, 4/30/16                               70             58
                                                                   ---------
                                                                         531
                                                                   ---------
BUILDING PRODUCTS--0.1%
Masco Corp. 5.850%, 3/15/17                                45             29
Owens Corning, Inc. 6.500%, 12/1/16                        35             26
                                                                   ---------
                                                                          55
                                                                   ---------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co. 5.600%, 11/30/12                      80             69
                                                                   ---------
CONSUMER ELECTRONICS--0.1%
Best Buy Co., Inc. 144A 6.750%, 7/15/13 (b)                85             79
                                                                   ---------

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
CONSUMER FINANCE--1.7%
American Express Credit Corp. Series C
 5.875%, 5/2/13                                     $     140      $     134
Capital One Financial Corp.
 5.250%, 2/21/17                                           70             60
HSBC Finance Corp. 8.000%, 7/15/10                        300            305
SLM Corp. 6.220%, 2/1/10(c)                               500            392
                                                                   ---------
                                                                         891
                                                                   ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Broadridge Financial Solutions, Inc.
 6.125%, 6/1/17                                           110             80
Fiserv, Inc. 6.125%, 11/20/12                             125            117
                                                                   ---------
                                                                         197
                                                                   ---------
DIVERSIFIED BANKS--0.6%
Wachovia Corp.
 4.875%, 2/15/14                                          200            184
 5.750%, 2/1/18                                           125            125
                                                                   ---------
                                                                         309
                                                                   ---------
DIVERSIFIED SUPPORT SERVICES--0.2%
Cintas Corporation No. 2 6.125%, 12/1/17                  105             94
                                                                   ---------
ELECTRIC UTILITIES--1.1%
Dominion Resources, Inc. Series D
 5.000%, 3/15/13                                           90             87
Great River Energy 144A 5.829%, 7/1/17(b)                 122             96
NiSource Finance Corp. 6.400%, 3/15/18                    130             81
Northeast Utilities 5.650%, 6/1/13                        140            131
PPL Capital Funding Trust I Series A
 4.330%, 3/1/09                                           190            190
                                                                   ---------
                                                                         585
                                                                   ---------
FOOD RETAIL--0.1%
Kroger Co. (The) 6.800%, 12/15/18                          70             72
                                                                   ---------
HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.400%, 7/1/17                     65             60
                                                                   ---------
HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16                   160            121
                                                                   ---------
HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort Worldwide, Inc.
 6.250%, 2/15/13                                          110             76
                                                                   ---------



                                                    PAR VALUE        VALUE
                                                   -----------     ---------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The) 5.750%, 11/15/16         $     115      $      97
                                                                   ---------
INDUSTRIAL REITS--0.1%
ProLogis 6.625%, 5/15/18                                   60             29
                                                                   ---------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc.
 5.875%, 2/1/12                                           130            132
 5.625%, 6/15/16                                          130            131
Embarq Corp. 6.738%, 6/1/13                                65             55
Qwest Corp. 7.875%, 9/1/11                                 65             60
Verizon Communications, Inc.
 4.900%, 9/15/15                                          130            122
 5.500%, 4/1/17                                            70             68
                                                                   ---------
                                                                         568
                                                                   ---------
INVESTMENT BANKING & BROKERAGE--1.8%
Bear Stearns Companies LLC (The)
 7.250%, 2/1/18                                           205            225
Credit Suisse USA, Inc. 5.850%, 8/16/16                   135            128
Goldman Sachs Group, Inc. (The)
 5.125%, 1/15/15                                          160            147
 6.150%, 4/1/18                                           140            134
Merrill Lynch & Co., Inc. (Brazil)
 6.110%, 1/29/37                                          150            135
Morgan Stanley 5.375%, 10/15/15                           250            215
                                                                   ---------
                                                                         984
                                                                   ---------
LEISURE PRODUCTS--0.2%
Hasbro, Inc. 6.300%, 9/15/17                              135            128
                                                                   ---------
MANAGED HEALTH CARE--0.2%
WellPoint, Inc. 5.250%, 1/15/16                           125            111
                                                                   ---------
MORTGAGE REITS--0.1%
iStar Financial, Inc. 6.050%, 4/15/15                     200             59
                                                                   ---------
MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 5.875%, 11/15/16                        130            117
                                                                   ---------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                             70             53
                                                                   ---------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.750%, 2/1/17                                170            123
                                                                   ---------

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
OIL & GAS EXPLORATION & PRODUCTION--0.2%
Petropower I Funding Trust 144A
 7.360%, 2/15/14 (b)                                $     104      $      95
                                                                   ---------

OIL & GAS STORAGE & TRANSPORTATION--1.3%
Buckeye Partners LP 5.125%, 7/1/17                        200            158
Energy Transfer Partners LP 5.950%, 2/1/15                135            116
Enterprise Products Partners L.P. 6.300%, 9/15/17         100             85
Kinder Morgan Energy Partners LP 6.000%, 2/1/17           135            117
NGPL PipeCo. LLC 144A 6.514%, 12/15/12(b)                 100             95
Williams Cos., Inc. (The) 7.125%, 9/1/11                  125            115
                                                                   ---------
                                                                         686
                                                                   ---------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
Bank of America Corp. 5.490%, 3/15/19                     300            258
Citigroup, Inc.
 5.500%, 8/27/12                                           90             87
 5.625%, 8/27/12                                          280            263
 5.500%, 2/15/17                                           95             86
General Electric Capital Corp.
 6.750%, 3/15/32                                          500            532
International Lease Finance Corp.
 4.750%, 1/13/12                                          225            157
JPMorgan Chase & Co.
 5.125%, 9/15/14                                          155            150
 5.250%, 5/1/15                                            85             80
National Rural Utilities Cooperative
 Finance Corp. 5.500%, 7/1/13                             115            112
                                                                   ---------
                                                                       1,725
                                                                   ---------
REGIONAL BANKS--0.9%
Credit Suisse First Boston 6.000%, 2/15/18                 65             60
PNC Bank NA 4.875%, 9/21/17                               155            143
SunTrust Banks, Inc. 5.250%, 11/5/12                      135            132
Zions Bancorp. 5.500%, 11/16/15                           200            141
                                                                   ---------
                                                                         476
                                                                   ---------
RESEARCH & CONSULTING SERVICES--0.2%
Equifax, Inc. 6.300%, 7/1/17                              130             94
                                                                   ---------
RESIDENTIAL REITS--0.2%
UDR, Inc. 5.250%, 1/15/15                                 150             97
                                                                   ---------
RESTAURANTS--0.4%
Starbucks Corp. 6.250%, 8/15/17                           135            122



                                                    PAR VALUE        VALUE
                                                   -----------     ---------
RESTAURANTS--(CONTINUED)
Yum! Brands, Inc. 6.250%, 4/15/16                   $     140      $     119
                                                                   ---------
                                                                         241
                                                                   ---------
RETAIL REITS--0.3%
Simon Property Group LP 5.100%, 6/15/15                    70             43
Tanger Factory Outlet Centers
 6.150%, 11/15/15                                         190            137
                                                                   ---------
                                                                         180
                                                                   ---------
SPECIALIZED FINANCE--0.4%
CIT Group, Inc. 5.125%, 9/30/14                           200            143
CME Group, Inc. 5.400%, 8/1/13                             65             64
                                                                   ---------
                                                                         207
                                                                   ---------
SPECIALIZED REITS--0.6%
Health Care REIT, Inc. 5.875%, 5/15/15                    225            155
Nationwide Health Properties, Inc.
 6.250%, 2/1/13                                           130            112
Realty Income Corp. 6.750%, 8/15/19                       110             64
                                                                   ---------
                                                                         331
                                                                   ---------
STEEL--0.1%
Commercial Metals Co. 6.500%, 7/15/17                     100             76
                                                                   ---------
THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Financial Corp. 6.250%, 5/15/16                65             62
                                                                   ---------
TOBACCO--0.1%
Reynolds American, Inc. 6.750%, 6/15/17                    95             75
                                                                   ---------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series D
 7.375%, 8/1/15                                            70             29
Sprint Nextel Corp. 6.000%, 12/1/16                        65             46
Verizon Wireless 144A 8.500%, 11/15/18(b)                 105            123
                                                                   ---------
                                                                         198
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $12,723)                                             11,000
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--25.5%

American Tower Trust 144A 07-1A, AFX
 5.420%, 4/15/37 (b)                                      190            156
Bear Stearns Adjustable Rate Mortgage Trust
 05-12, 13A1 5.446%, 2/25/36 (c)                          157            101
Bear Stearns Commercial Mortgage Securities
 06-PW12, A4 5.718%, 9/11/38 (c)                          765            622
Citigroup Mortgage Loan Trust, Inc.
 05-5, 2A3 5.000%, 8/25/35                                 66             55

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
Citigroup/Deutsche Bank Commercial Mortgage Trust
 05-CD1, AM 5.225%, 7/15/44(c)                       $    650      $     386
 06-CD2, A4 5.362%, 1/15/46(c)                            655            525
 07-CD4, A4 5.322%, 12/11/49                              700            489
Countrywide Home Loan Mortgage Pass-Through
 Trust 04-13, 1A1 5.500%, 8/25/34                         156            140
Credit Suisse Mortgage Capital Certificates
 06-C1, A4 5.552%, 2/15/39 (c)                            935            759
Crown Castle Towers LLC 05-1A, AFX 144A
 4.643%, 6/15/35 (b)                                      450            383
GE Capital Commercial Mortgage Corp.
 04-C3, A4 5.189%, 7/10/39 (c)                          1,000            853
GMAC Commercial Mortgage Securities, Inc.
 03-C2, A2 5.485%, 5/10/40 (c)                            270            243
Greenwich Capital Commercial Funding Corp.
 04-GG1, A7 5.317%, 6/10/36 (c)                         1,000            832
GS Mortgage Securities Corp. II 07-GG10,
 A4 5.799%, 8/10/45 (c)                                   475            345
JP Morgan Chase Commercial Mortgage Securities
 Corp. 07-LD12, A4 5.882%, 2/15/51 (c)                    315            224
Lehman Brothers - UBS Commercial
 Mortgage Trust
 04-C7, A6 4.786%, 10/15/29(c)                          1,000            800
 06-C6, A4 5.372%, 9/15/39                                710            557
 07-C2, A2 5.303%, 2/15/40                                225            177
 07-C6, A2 5.845%, 7/15/40                                360            274
 07-C7, A3 5.866%, 9/15/45(c)                             310            219
Lehman Brothers Commercial Conduit
 Mortgage Trust 07-C3, A4
 5.936%, 7/15/44 (c)                                      170            130
MASTR Asset Securitization Trust
 03-10, 3A1 5.500%, 11/25/33                              297            260
Merrill Lynch Mortgage Trust
 06-C1, AM 5.657%, 5/12/39(c)                             320            165
 04-KEY2, A4 4.864%, 8/12/39(c)                         1,000            829
Merrill Lynch/Countrywide Commercial
 Mortgage Trust 06-3, A4 5.414%, 7/12/46 (c)              445            350
Morgan Stanley Capital I
 06-T23, A4 5.811%, 8/12/41(c)                            360            293
 07-IQ14, A2 5.610%, 4/15/49                              350            273
 07-IQ14, A4 5.692%, 4/15/49(c)                           315            236
Morgan Stanley Mortgage Loan Trust
 05-5AR, 4A1 5.532%, 9/25/35 (c)                          273            137


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
Paine Webber Mortgage Acceptance Corp.
 99-C1, D 7.150%, 6/15/32 (c)                       $     190      $     189
Residential Accredit Loans, Inc.
 06-QA1, A21 5.950%, 1/25/36 (c)                          532            251
Residential Funding Mortgage Securities I, Inc.
 05-SA1, 2A 4.836%, 3/25/35 (c)                           259            168
SBA Commercial Mortgage Backed Securities Trust
 06-1A, B 144A 5.451%, 11/15/36 (b)                       140            105
Wachovia Bank Commercial Mortgage Trust
 07-C30, A5 5.342%, 12/15/43                              435            285
 07-C33, A4 5.903%, 7/15/51(c)                            315            228
Wachovia Mortgage Loan Trust LLC 06-A,
 B1 5.416%, 5/20/36 (c)(g)                                258             88
Washington Mutual Mortgage Pass-Through-Certificates,
 Inc. 05-AR3, A2 4.638%, 3/25/35 (c)                      534            350
Wells Fargo Mortgage Backed Securities Trust
 04-BB, A1 4.558%, 1/25/35(c)                             219            115
 05-AR4, 2A2 4.537%, 4/25/35(c)                           192            143
 05-AR4, 2A1 4.537%, 4/25/35(c)                           229            157
 05-AR16, 6A3 5.002%, 10/25/35(c)                         533            377
 05-14, 2A1 5.500%, 12/25/35                              701            487
----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $18,057)                                             13,756
----------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--0.8%

CHILE--0.3%
Republic of Chile 5.500%, 1/15/13                         150            164
                                                                   ---------
RUSSIA--0.5%
Russian Federation RegS 7.500%, 3/31/30 (c)(e)            299            264
----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $460)                                                   428
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d)--3.3%

ARUBA--0.2%
UFJ Finance AEC 6.750%, 7/15/13                           100             98
                                                                   ---------
AUSTRALIA--0.3%
Rio Tinto Finance USA Ltd. 6.500%, 7/15/18                 95             70
Westfield Capital Corp. Ltd./Westfield
 Finance Authority 144A 5.125%, 11/15/14(b)               150            104
                                                                   ---------
                                                                         174
                                                                   ---------
CANADA--0.5%
Agrium, Inc. 6.750%, 1/15/19                              130            124

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE        VALUE
                                                   -----------     ---------
CANADA--(CONTINUED)
EnCana Corp. 5.900%, 12/1/17                        $      80      $      67
Petro-Canada 6.050%, 5/15/18                               45             37
Xstrata Finance Canada Ltd. 144A
 5.800%, 11/15/16(b)                                       70             44
                                                                   ---------
                                                                         272
                                                                   ---------
GERMANY--0.2%
Deutsche Bank AG 4.875%, 5/20/13                           30             29
Deutsche Telekom International
 Finance BV 5.750%, 3/23/16                               100             96
                                                                   ---------
                                                                         125
                                                                   ---------
ITALY--0.1%
Telecom Italia Capital SA 6.999%, 6/4/18                   95             77
                                                                   ---------
LUXEMBOURG--0.1%
ArcelorMittal 6.125%, 6/1/18                              105             66
                                                                   ---------
QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co.,
 Ltd. II RegS 5.298%, 9/30/20 (e)                         250            180
                                                                   ---------
RUSSIA--0.5%
Gazprom OAO (Gaz Capital SA) 144A
 6.212%, 11/22/16 (b)                                     130             86
OJSC AK Transneft (TransCapitalInvest Ltd.)
 144A 5.670%, 3/5/14 (b)                                  170            110
TNK-BP Finance SA RegS 6.125%, 3/20/12 (e)                105             59
                                                                   ---------
                                                                         255
                                                                   ---------
SINGAPORE--0.2%
ICICI Bank Ltd. RegS 5.750%, 11/16/10 (e)                 105             88
                                                                   ---------
SOUTH KOREA--0.2%
Export-Import Bank of Korea 5.500%, 10/17/12              135            125
                                                                   ---------
UNITED KINGDOM--0.5%
Barclays Bank plc 144A 6.050%, 12/4/17(b)                 125            110
Vodafone Group plc
 5.000%, 9/15/15                                           80             74
 6.150%, 2/27/37                                           70             69
                                                                   ---------
                                                                         253
                                                                   ---------
UNITED STATES--0.2%
CRH America, Inc. 6.000%, 9/30/16                         135             84
                                                                   ---------

----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $2,302)                                               1,797
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $59,749)                                             52,972
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.0%

                                                      SHARES         VALUE
                                                   -----------     ---------
MONEY MARKET MUTUAL FUNDS--1.0%
State Street Institutional Liquid
 Reserves Fund
 (seven-day effective yield 1.461%)                   527,573      $     528
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $528)                                                   528
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $60,277)                                             53,500(a)

Other assets and liabilities, net--0.9%                                  497
                                                                   ---------
NET ASSETS--100.0%                                                 $  53,997
                                                                   =========

                              VIRTUS CORE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)






ABBREVIATIONS:
FGIC   Financial Guaranty Insurance Company
FHLMC  Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA   Fannie Mae or Federal National Mortgage Association
FSA    Financial Security Assurance, Inc.
GNMA   Ginnie Mae or Government National Mortgage Association
MBIA   Municipal Bond Insurance Association
PSF    Permanent School Fund
REIT   Real Estate Investment Trust
SBA    Small Business Adminstration


FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $1,804 or 3.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, these securities amounted to a value of $94 or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(g)    Illiquid security.

                             VIRTUS HIGH YIELD FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE   VALUE
                                                          ---------  -------

DOMESTIC CORPORATE BONDS--74.7%


ADVERTISING--1.8%
Affinion Group, Inc.
10.125%, 10/15/13                                         $     645  $   474
11.500%, 10/15/15                                             1,555      943
                                                                     -------
                                                                       1,417
                                                                     -------

AEROSPACE & DEFENSE--5.1%
BE Aerospace, Inc. 8.500%, 7/1/18                               585      528
Bombardier, Inc. 144A 8.000%, 11/15/14 (b)                    1,565    1,385
DI Finance/DynCorp International, Inc.
Series B 9.500%, 2/15/13                                        530      462
144A 9.500%, 2/15/13(b)                                         790      694
L-3 Communications Corp. 7.625%, 6/15/12                        980      960
                                                                     -------
                                                                       4,029
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Levi Strauss & Co.
 9.750%, 1/15/15                                                150      112
 8.875%, 4/1/16                                               1,025      702
                                                                     -------
                                                                         814
                                                                     -------

BROADCASTING--4.0%
CSC Holdings, Inc. Series B 7.625%, 4/1/11                    1,050      995
EchoStar DBS Corp.
 6.625%, 10/1/14                                                410      343
 7.125%, 2/1/16                                                 780      655
Mediacom LLC/Mediacom Capital Corp. 9.500%, 1/15/13             870      661
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(g)                                   333      237
Series BD-1 9.300%, 7/1/15(g)                                   359      255
Series AW-0 9.300%, 7/1/15(g)                                     2        1
Series BE-9 9.300%, 7/1/15(g)                                    13        9
                                                                     -------
                                                                       3,156
                                                                     -------

BUILDING PRODUCTS--0.6%
Gibraltar Industries, Inc. Series B 8.000%, 12/1/15             840      475
                                                                     -------

CASINOS & GAMING--4.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
 8.125%, 6/1/12                                               1,515    1,174
 7.125%, 2/15/13                                                480      334
MGM MIRAGE 8.500%, 9/15/10                                    1,930    1,631


                                                          PAR VALUE   VALUE
                                                          ---------  -------

CASINOS & GAMING--(CONTINUED)
OED Corp./Diamond Jo LLC 8.750%, 4/15/12                  $     805  $   555
                                                                     -------
                                                                       3,694
                                                                     -------

COMMUNICATIONS EQUIPMENT--1.5%
Dycom Industries, Inc. 8.125%, 10/15/15                       1,140      809
Valor Telecommunications Enterprises Finance Corp.
   7.750%, 2/15/15                                              480      401
                                                                     -------
                                                                       1,210
                                                                     -------

CONSUMER FINANCE--2.7%
Ford Motor Credit Co. LLC 8.000%, 12/15/16                    2,745    1,790
Hertz Corp. (The) 8.875%, 1/1/14                                540      335
                                                                     -------
                                                                       2,125
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--4.1%
First Data Corp. 9.875%, 9/24/15                              1,170      714
Lender Processing Services, Inc. 8.125%, 7/1/16               1,330    1,192
SunGard Data Systems, Inc.
 9.125%, 8/15/13                                              1,255    1,092
10.250%, 8/15/15                                                400      266
                                                                     -------
                                                                       3,264
                                                                     -------

DISTRIBUTORS--0.9%
Susser Holdings LLC 10.625%, 12/15/13                           765      673
                                                                     -------

DIVERSIFIED BANKS--0.4%
Wells Fargo & Co. Series K 7.980%, 2/28/49(c)                   345      294
                                                                     -------

DIVERSIFIED SUPPORT SERVICES--1.9%
Aramark Corp. 8.500%, 2/1/15                                    930      846
Harland Clarke Holdings Corp. 9.500%, 5/15/15                 1,635      630
                                                                     -------
                                                                       1,476
                                                                     -------

ELECTRIC UTILITIES--2.1%
Texas Competitive Electric Holdings Co. LLC 144A
   10.500%, 11/1/15 (b)                                       2,360    1,687
                                                                     -------

ENVIRONMENTAL & FACILITIES SERVICES--2.6%
Allied Waste North America, Inc.
 7.875%, 4/15/13                                                760      723
Series B 7.375%, 4/15/14                                        940      889
 6.875%, 6/1/17                                                 475      442
                                                                     -------
                                                                       2,054
                                                                     -------

FOOD DISTRIBUTORS--0.4%
SUPERVALU, Inc. 7.875%, 8/1/09                                  345      338
                                                                     -------

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE   VALUE
                                                          ---------  -------

FOOD RETAIL--1.1%
Couche-Tard U.S. LP/Couche-Tard Finance Corp.
   7.500%, 12/15/13                                       $     785  $   624
Stater Brothers Holdings, Inc.
 8.125%, 6/15/12                                                170      155
 7.750%, 4/15/15                                                140      118
                                                                     -------
                                                                         897
                                                                     -------

HEALTH CARE EQUIPMENT--0.6%
Biomet, Inc. 10.000%, 10/15/17                                  460      444
                                                                     -------

HEALTH CARE FACILITIES--1.4%
Community Health Systems, Inc. 8.875%, 7/15/15                1,205    1,115
                                                                     -------

HEAVY ELECTRICAL EQUIPMENT--1.1%
Biomet, Inc. 11.625%, 10/15/17                                  965      830
                                                                     -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.7%
NRG Energy, Inc. 7.375%, 1/15/17                              1,445    1,333
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--4.8%
Citizens Communications Co. 7.125%, 3/15/19                   1,170      790
Hughes Network Systems LLC/Hughes Network
   Systems Finance Corp. 9.500%, 4/15/14                      1,295    1,059
Qwest Corp.
 8.875%, 3/15/12                                                615      572
 6.500%, 6/1/17                                                 935      692
Windstream Corp. 7.000%, 3/15/19                                865      670
                                                                     -------
                                                                       3,783
                                                                     -------

INTERNET RETAIL--2.3%
Expedia, Inc. 144A 8.500%, 7/1/16(b)                          1,430    1,072
Visant Corp. 7.625%, 10/1/12                                    900      743
                                                                     -------
                                                                       1,815
                                                                     -------

IT CONSULTING & OTHER SERVICES--0.3%
Unisys Corp. 12.500%, 1/15/16                                   750      214
                                                                     -------

MOVIES & ENTERTAINMENT--1.3%
WMG Acquisition Corp. 7.375%, 4/15/14                         1,010      596
WMG Holdings Corp. 0.000%, 12/15/14(c)                        1,050      394
                                                                     -------
                                                                         990
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--1.4%
Allis-Chalmers Energy, Inc. 8.500%, 3/1/17                    1,200      606
Seitel, Inc. 9.750%, 2/15/14                                  1,270      463
                                                                     -------
                                                                       1,069
                                                                     -------


                                                          PAR VALUE   VALUE
                                                          ---------  -------

OIL & GAS EXPLORATION & PRODUCTION--5.9%
Chesapeake Energy Corp.
 6.625%, 1/15/16                                          $   1,240  $   986
 7.250%, 12/15/18                                               525      412
Encore Acquisition Co. 6.000%, 7/15/15                        1,525      991
Pioneer Natural Resources Co.
 6.650%, 3/15/17                                                100       72
 6.875%, 5/1/18                                                 930      655
Plains Exploration & Production Co.
 7.000%, 3/15/17                                                715      493
 7.625%, 6/1/18                                                 540      373
Sabine Pass Liquid Natural Gas LP 7.500%, 11/30/16              900      653
                                                                     -------
                                                                       4,635
                                                                     -------

OIL & GAS STORAGE & TRANSPORTATION--0.7%
El Paso Corp. 6.875%, 6/15/14                                   665      540
                                                                     -------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Bank of America Corp. 8.125%, 12/29/49(c)                       495      370
Citigroup, Inc. 8.400%, 4/29/49(c)                              355      235
JPMorgan Chase & Co. Series 1 7.900%, 4/29/49 (c)               440      366
                                                                     -------
                                                                         971
                                                                     -------

PACKAGED FOODS & MEATS--1.1%
Del Monte Corp. 8.625%, 12/15/12                                895      873
                                                                     -------

PAPER PRODUCTS--1.8%
Exopack Holding Corp. 11.250%, 2/1/14                         1,910    1,127
Verso Paper Holdings LLC / Verso Paper, Inc.
   Series B 9.125%, 8/1/14                                      770      308
                                                                     -------
                                                                       1,435
                                                                     -------

SEMICONDUCTORS--1.2%
Amkor Technology, Inc. 9.250%, 6/1/16                           490      287
Freescale Semiconductor, Inc. 8.875%, 12/15/14                1,405      625
                                                                     -------
                                                                         912
                                                                     -------

SPECIALIZED CONSUMER SERVICES--1.8%
Service Corp. International 7.625%, 10/1/18                   1,000      745
Stewart Enterprises, Inc. 6.250%, 2/15/13                       830      647
                                                                     -------
                                                                       1,392
                                                                     -------

SPECIALIZED REITS--2.1%
Felcor Lodging LP 8.500%, 6/1/11                              1,030      767

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                          PAR VALUE   VALUE
                                                          ---------  -------

SPECIALIZED REITS--(CONTINUED)
Host Hotels & Resorts LP Series O
   6.375%, 3/15/15                                        $   1,220  $   915
                                                                     -------
                                                                       1,682
                                                                     -------

SPECIALTY CHEMICALS--0.8%
Huntsman International LLC 7.375%, 1/1/15                     1,185      628
                                                                     -------

TIRES & RUBBER--1.2%
Goodyear Tire & Rubber Co. (The) 6.318%, 12/1/09(c)           1,015      929
                                                                     -------

TOBACCO--0.5%
Alliance One International, Inc. 11.000%, 5/15/12               520      434
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--6.6%
Alltel Corp. 7.000%, 7/1/12                                     390      390
Centennial Cellular Operating Co./Centennial
   Communications Corp. 10.125%, 6/15/13                      1,545    1,568
Intelsat Corp. 144A 9.250%, 8/15/14(b)                        2,145    2,006
Sprint Nextel Corp. 1.866%, 6/28/10(c)                        1,475    1,236
                                                                     -------
                                                                       5,200
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $71,705)                                             58,827
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.5%

CANADA--1.8%
Videotron Ltee / Quebecor Media, Inc. 144A
   9.125%, 4/15/18 (b)                                        1,490    1,393
                                                                     -------

POLAND--0.1%
Poland Telecom Finance BV Series B
   14.000%, 12/1/09(e)(f)(h)                                  4,942       62
                                                                     -------

UNITED KINGDOM--2.9%
Inmarsat Finance plc
  7.625%, 6/30/12                                               480      420
 10.375%, 11/15/12(c)                                           765      682
Virgin Media Finance plc 8.750%, 4/15/14                      1,600    1,208
                                                                     -------
                                                                       2,310
                                                                     -------

UNITED STATES--2.7%
Dollarama Group LP 8.875%, 8/15/12                              415      314
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/1/17           1,480    1,215


                                                          PAR VALUE   VALUE
                                                          ---------  -------

UNITED STATES--(CONTINUED)
Stratos Global Corp. 9.875%, 2/15/13                      $     615  $   584
                                                                     -------
                                                                       2,113
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $11,720)                                              5,878
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--4.6%

BROADCASTING--0.6%
MCC Georgia LLC Tranche D1 4.965%, 1/31/15                      750      503
                                                                     -------

EDUCATION SERVICES--1.0%
Education Management LLC Trance C 5.285%, 6/1/13              1,266      795
                                                                     -------

HEALTH CARE FACILITIES--2.0%
HCA, Inc. Tranche B 7.000%, 11/18/13                          2,000    1,579
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--1.0%
ALLTEL Communications, Inc. Tranche B-2
   8.319%, 5/15/15                                              750      741
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $3,819)                                               3,618
----------------------------------------------------------------------------

                                                           SHARES     VALUE
                                                          ---------  -------

DOMESTIC COMMON STOCKS--0.0%


COMMERCIAL PRINTING--0.0%
ACG Holdings, Inc.(e)(h)                                         76        0
                                                                     -------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $358)                                                     0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--86.8%
(IDENTIFIED COST $87,602)                                             68,323
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--11.8%

MONEY MARKET MUTUAL FUNDS--11.8%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 1.461%)                     9,282,898    9,283
                                                                     -------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,283)                                               9,283
----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $96,885)                                             77,606(a)

Other assets and liabilities, net--1.4%                                1,127
                                                                     -------
NET ASSETS--100.0%                                                   $78,733
                                                                     =======

                             VIRTUS HIGH YIELD FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)







ABBREVIATIONS:
REIT Real Estate Investment Trust

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $8,237 or 10.5% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e)  Non-income producing.
(f)  Security in default.
(g) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, these securities amounted to a value of $502 or 0.6% of net assets.
(h) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, these securities amounted to a value of $62 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                            VIRTUS MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                        FACE VALUE    VALUE
                                                        ----------   -------

U.S. GOVERNMENT SECURITIES--3.0%

U.S. TREASURY BILLS--3.0%
  0.015%, 1/8/09                                           $1,025    $ 1,025
  0.150%, 6/4/09                                            1,500      1,499
-------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
(IDENTIFIED COST $2,524)                                               2,524
-------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--31.8%

FHLB
  0.700%, 1/7/09                                              500        500
  0.800%, 1/12/09                                           1,000      1,000
  0.602%, 1/14/09                                           1,310      1,310
  0.480%, 1/15/09                                           1,260      1,260
  2.821%, 1/15/09                                             500        499
  0.100%, 1/21/09                                             873        873
  2.370%, 2/2/09                                            1,000      1,001
  2.800%, 2/6/09                                            1,500      1,500
  2.170%, 2/11/09(c)                                          500        501
  0.200%, 3/11/09                                             500        500
  0.250%, 3/12/09                                             180        180
  2.800%, 5/6/09                                            2,000      2,000
  3.150%, 7/14/09(c)                                        1,500      1,500
  3.000%, 7/28/09(c)                                        1,500      1,500
  2.560%, 8/4/09                                            1,500      1,516
  3.200%, 10/2/09                                           1,000      1,000
  3.400%, 10/2/09(c)                                        1,000      1,000
FHLMC
  0.550%, 1/6/09                                            1,000      1,000
  0.020%, 1/12/09                                           1,000      1,000
  0.200%, 4/22/09                                           1,150      1,149
  3.150%, 7/28/09                                           1,500      1,500
FNMA
  0.900%, 1/5/09                                              340        340
  0.780%, 1/27/09                                             500        500
  1.080%, 2/3/09                                              750        749
  3.850%, 4/14/09                                           1,500      1,502
  0.000%, 5/15/09                                             955        953
-------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $26,333)                                             26,333
-------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE(c)(f)--1.4%

SBA (Final Maturity 2/25/23) 2.500%, 1/1/09                   158        158
SBA (Final Maturity 1/25/21) 1.500%, 1/1/09                    25         26


                                                        FACE VALUE    VALUE
                                                        ----------   -------

SBA (Final Maturity 10/25/22) 2.500%, 1/1/09               $  314    $   314
SBA (Final Maturity 11/25/21) 2.625%, 1/1/09                  276        276
SBA (Final Maturity 2/25/23) 2.500%, 1/1/09                   186        186
SBA (Final Maturity 3/25/24) 1.375%, 1/1/09                    72         72
SBA (Final Maturity 5/25/21) 2.500%, 1/1/09                   108        108
-------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $1,140)                                               1,140
-------------------------------------------------------------------------------

COMMERCIAL PAPER(e)--27.9%

AT&T, Inc. 0.900%, 1/29/09                                    500        500
Campbell Soup Co. 0.900%, 1/13/09                           1,000      1,000
Coca-Cola Co. 1.450%, 1/9/09                                2,000      1,999
ConocoPhillips 0.250%, 1/14/09                              1,015      1,015
Danaher Corp.
  1.250%, 1/16/09                                           1,405      1,404
  0.250%, 1/20/09                                             650        650
Dupont (E.I) de Nemours Co. 0.400%, 1/7/09                  1,125      1,125
Eaton Corp.
  1.500%, 1/5/09                                              680        680
  1.400%, 1/23/09                                             500        500
Emerson Electric Co.
  1.000%, 1/13/09                                             500        500
  0.150%, 1/14/09                                           2,390      2,390
  0.600%, 2/5/09                                            1,000        999
Hewlett-Packard Co. 0.300%, 3/4/09                            508        508
Kimberly-Clark Worldwide, Inc. 0.450%, 2/9/09               1,000        999
Northern Illinois Gas Co. 0.370%, 1/5/09                      905        905
Philip Morris International, Inc.
  0.500%, 2/4/09                                            1,000        999
  0.750%, 2/10/09                                           1,000        999
Praxair, Inc.
  0.250%, 2/2/09                                              875        875
  0.400%, 2/2/09                                              590        590
  0.400%, 2/3/09                                            1,435      1,434
Procter & Gamble Co. 1.100%, 1/13/09                          700        700
Toyota Motor Credit Corp.
  0.850%, 1/22/09                                           1,000        999
  0.750%, 2/11/09                                           1,320      1,319
----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $23,089)                                             23,089
----------------------------------------------------------------------------

MEDIUM TERM NOTES--35.3%

Abbott Laboratories 3.500%, 2/17/09                         2,000      2,002
Bear Stearns Cos., Inc (The) (JPMorgan Chase)

                            VIRTUS MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                        FACE VALUE    VALUE
                                                        ----------   -------

  3.250%, 3/25/09                                         $ 1,500    $ 1,500
  2.263%, 8/21/09(c)                                        1,500      1,502
Citigroup, Inc. 3.505%, 1/30/09(c)                            400        400
Danske Bank A/S 144A (Denmark) 0.498%, 1/16/09(b)(c)(d)     2,000      2,000
Danske Corp. 144A 4.570%, 4/9/09(b)                         2,500      2,500
General Electric Capital Corp.
  2.096%, 6/15/09(c)                                        2,250      2,264
  2.281%, 8/31/09(c)                                          900        901
  4.125%, 9/1/09                                            1,300      1,311
HSBC Finance Corp. 5.875%, 2/1/09                             500        501
ING USA Global Funding Trust 2.029%, 9/18/09(c)             2,000      2,000
National Australia Bank Ltd. 144A (Australia)
  1.876%, 2/6/09(b)(c)(d)                                   2,000      2,000
Nordea Bank AB 144A (Sweden)
  1.858%, 2/6/09(b)(c)(d)                                   2,000      2,000
  3.891%, 9/24/09(b)(c)(d)                                  2,000      2,000
Procter & Gamble International Funding
   2.309%, 2/19/09(c)                                       1,000      1,000
Procter & Gamble International Funding 144A
   5.300%, 7/6/09(b)                                          900        910
Royal Bank of Canada 3.215%, 10/1/09(c)                     1,500      1,500
Royal Bank of Canada 144A (Canada)
   1.595%, 10/15/09(b)(c)(d)                                1,000      1,000


                                                        FACE VALUE    VALUE
                                                        ----------   -------

Wells & Fargo Co. 144A 1.345%, 2/17/09(b)(c)            $   2,000    $ 2,000
-------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $29,291)                                             29,291
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $82,377)                                             82,377(a)
-------------------------------------------------------------------------------

Other assets and liabilities, net--0.6%                                  473
                                                                     -------
NET ASSETS--100.0%                                                   $82,850
                                                                     =======

ABBREVIATIONS
FHLB  Federal Home Loan Bank
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
SBA   Small Business Adminstration

FOOTNOTE LEGEND
(a) Federal Income Tax Information: At December 31, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $14,410 or 17.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e)   The rate shown is the discount rate.
(f)   The maturity date shown is the reset date.

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

AGENCY MORTGAGE-BACKED SECURITIES--4.2%

FNMA
  04-W6, 1A4 5.500%, 7/25/34                           $      895    $   850
  05-57, CK 5.000%, 7/25/35                                   341        341
  05-74, AG 5.000%, 9/25/35                                   232        233
  5.500%, 11/1/37                                             416        427
  5.500%, 5/1/38                                              448        460
  6.000%, 5/1/38                                              469        484
  6.000%, 5/1/38                                              477        491
  5.500%, 7/1/38                                              317        325
  5.500%, 7/1/38                                              295        303
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,883)                                               3,914
----------------------------------------------------------------------------

MUNICIPAL BONDS--3.1%

ARIZONA--0.7%
Salt River Project Agricultural Improvement & Power
  District Electric System Series A 5.000%, 1/1/38            730        688
                                                                     -------

MICHIGAN--0.1%
Tobacco Settlement Finance Authority Taxable
  Series A 7.309%, 6/1/34                                     170         99
                                                                     -------

MINNESOTA--1.8%
State of Minnesota 5.000%, 8/1/19                           1,500      1,639
                                                                     -------

SOUTH DAKOTA--0.3%
Educational Enhancement Funding Corp. Taxable
  Series A 6.720%, 6/1/25                                     255        240
                                                                     -------

VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable
  Series A-1 6.706%, 6/1/46                                   355        194
                                                                     -------
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,093)                                               2,860
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.5%

Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.980%, 1/15/18 (c)                                847        503
Carmax Auto Owner Trust 07-2, B 5.370%, 3/15/13               350        272
Conseco Finance Securitizations Corp.
  01-3, A4 6.910%, 5/1/33 (c)                                 811        508


                                                       PAR VALUE      VALUE
                                                       ----------    -------

Dunkin Securitization 06-1, M1 144A
  8.285%, 6/20/31 (b)                                  $      690    $   445
FMAC Loan Receivables Trust 98-CA, A2 144A
  6.660%, 9/15/20 (b)                                         148        118
GreenTree Financial Corp. 99-2, M2 (Interest Only)
  7.210%, 12/1/30 (c)                                         115          1
IndyMac Manufactured Housing Contract 98-1, A3
  6.370%, 9/25/28                                             637        436
MASTR Alternative Net Interest Margin 06-6, N1 144A
  1.471%, 9/26/46 (b)(c)(r)                                    84         --(u)
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,549)                                               2,283
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--37.1%

ADVERTISING--0.1%
Donnelley (R.H.), Inc. 144A 11.750%, 5/15/15 (b)              187         47
                                                                     -------

AEROSPACE & DEFENSE--1.1%
DRS Technologies, Inc. 6.625%, 2/1/16                         500        502
L-3 Communications Corp.
  7.625%, 6/15/12                                             200        196
  Series B 6.375%, 10/15/15                                   250        235
Moog, Inc. 144 A 7.250%, 6/15/18 (b)                          100         81
                                                                     -------
                                                                       1,014
                                                                     -------

AIRLINES--2.2%
American Airlines, Inc. 01-1 6.977%, 5/23/21                1,517        758
Continental Airlines, Inc. 98-1A 6.648%, 9/15/17              405        296
Delta Air Lines, Inc. 00-A1 7.379%, 5/18/10                   362        333
United Airlines, Inc.
  00-2A 7.032%, 10/1/10                                       459        422
  01-A1 6.071%, 3/1/13                                        192        181
                                                                     -------
                                                                       1,990
                                                                     -------

APPLICATION SOFTWARE--0.2%
Intuit, Inc. 5.750%, 3/15/17                                  265        196
                                                                     -------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
BlackRock, Inc. 6.250%, 9/15/17                               225        211
Janus Capital Group, Inc. 6.250%, 6/15/12                     375        300
                                                                     -------
                                                                         511
                                                                     -------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. 7.450%, 7/16/31                                375        107

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

AUTOMOBILE MANUFACTURERS--(CONTINUED)
General Motors Corp. 7.200%, 1/15/11                   $      200    $    42
                                                                     -------
                                                                         149
                                                                     -------

BROADCASTING--2.2%
Comcast Cable Holdings LLC 7.875%, 8/1/13                     500        515
COX Communications, Inc. 5.450%, 12/15/14                     375        328
EchoStar DBS Corp. 6.625%, 10/1/14                            600        502
Time Warner Cable, Inc. 6.750%, 7/1/18                        350        338
Viacom, Inc. 6.250%, 4/30/16                                  375        311
                                                                     -------
                                                                       1,994
                                                                     -------

BUILDING PRODUCTS--1.2%
Esco Corp. 144A 8.625%, 12/15/13 (b)                          600        423
Masco Corp. 5.850%, 3/15/17                                   540        350
Owens Corning, Inc. 6.500%, 12/1/16                           495        359
                                                                     -------
                                                                       1,132
                                                                     -------

CABLE & SATELLITE--1.0%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
  6.375%, 6/15/15                                           1,000        927
                                                                     -------

CASINOS & GAMING--0.7%
MGM MIRAGE 8.500%, 9/15/10                                    300        254
Pokagon Gaming Authority 144A 10.375%, 6/15/14 (b)            117        101
River Rock Entertainment Authority (The)
  9.750%, 11/1/11                                             250        209
Seminole Hard Rock Entertainment, Inc./Seminole
  Hard Rock International LLC 144A
  4.496%, 3/15/14 (b)(c)                                       75         38
Station Casinos, Inc. 6.875%, 3/1/16                          750         47
                                                                     -------
                                                                         649
                                                                     -------

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology HDD Holdings, Inc. 6.375%, 10/1/11         280        195
                                                                     -------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp. 7.375%, 1/15/14                                   145        127
                                                                     -------

CONSTRUCTION MATERIALS--0.8%
Building Materials Corp. of America 7.750%, 8/1/14            390        248
CRH America, Inc. 8.125%, 7/15/18                             650        470
                                                                     -------
                                                                         718
                                                                     -------

                                                       PAR VALUE      VALUE
                                                       ----------    -------

CONSUMER ELECTRONICS--0.4%
Best Buy Co., Inc. 144A 6.750%, 7/15/13 (b)            $      385    $   360
                                                                     -------

CONSUMER FINANCE--3.8%
American Express Credit Corp. Series C
  7.300%, 8/20/13                                             450        461
Ford Motor Credit Co. 9.875%, 8/10/11                         345        255
Ford Motor Credit Co. LLC
  7.875%, 6/15/10                                             385        308
  8.625%, 11/1/10                                             395        299
  9.203%, 4/15/12(c)                                           55         50
GMAC LLC
  7.250%, 3/2/11                                              633        544
  6.875%, 9/15/11                                             253        208
  6.000%, 12/15/11                                            633        512
Hertz Corp. (The)
  8.875%, 1/1/14                                              350        217
  10.500%, 1/1/16                                             100         46
SLM Corp.
  5.450%, 4/25/11                                             300        237
  8.450%, 6/15/18                                             500        396
                                                                     -------
                                                                       3,533
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17           525        382
Western Union Co. (The) 5.930%, 10/1/16                       560        479
                                                                     -------
                                                                         861
                                                                     -------

DISTILLERS & VINTNERS--0.3%
Constellation Brands, Inc.
  8.375%, 12/15/14                                            165        158
  7.250%, 5/15/17                                             120        114
                                                                     -------
                                                                         272
                                                                     -------

DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.875%, 2/1/14           320        288
                                                                     -------

ELECTRIC UTILITIES--0.8%
Allegheny Energy Supply Co. LLC 144A
  8.250%, 4/15/12 (b)                                         145        144
FPL Group Capital, Inc. 7.875%, 12/15/15                      112        121
Midwest Generation LLC Series B 8.560%, 1/2/16                121        116
Northeast Utilities 5.650%, 6/1/13                            270        252

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

ELECTRIC UTILITIES--(CONTINUED)
Texas Competitive Electric Holdings Co. LLC 144A
  10.500%, 11/1/15 (b)                                 $      200    $   143
                                                                     -------
                                                                         776
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
General Cable Corp. 7.125%, 4/1/17                            500        332
                                                                     -------

ELECTRONIC MANUFACTURING SERVICES--0.5%
Jabil Circuit, Inc. 8.250%, 3/15/18                           600        384
Tyco Electronic Group SA 6.000%, 10/1/12                      125        113
                                                                     -------
                                                                         497
                                                                     -------

GAS UTILITIES--0.4%
AmeriGas Partners LP 7.250%, 5/20/15                          500        410
                                                                     -------

HEALTH CARE DISTRIBUTORS--0.1%
Viant Holdings, Inc. 144A 10.125%, 7/15/17 (b)                295         99
                                                                     -------

HEALTH CARE FACILITIES--0.3%
Psychiatric Solutions, Inc. 7.750%, 7/15/15                   375        277
                                                                     -------

HEALTH CARE SERVICES--0.5%
Quest Diagnostics, Inc. 6.400%, 7/1/17                        450        414
                                                                     -------

HEALTH CARE SUPPLIES--0.1%
Bausch & Lomb, Inc. 144A 9.875%, 11/1/15 (b)                  125         94
                                                                     -------

HOTELS, RESORTS & CRUISE LINES--0.8%
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13                1,250        706
                                                                     -------

HOUSEHOLD PRODUCTS--0.2%
Yankee Acquisition Corp. Series B 9.750%, 2/15/17             535        227
                                                                     -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The) 7.750%, 10/15/15                              100         85
                                                                     -------

INDUSTRIAL REITS--0.1%
ProLogis 6.625%, 5/15/18                                      185         89
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
Qwest Corp. 6.500%, 6/1/17                                    215        160
Windstream Corp.
  8.625%, 8/1/16                                              500        445
  7.000%, 3/15/19                                             250        194
                                                                     -------
                                                                         799
                                                                     -------


                                                       PAR VALUE      VALUE
                                                       ----------    -------

INVESTMENT BANKING & BROKERAGE--1.9%
Bear Stearns Cos., Inc. (The) 7.250%, 2/1/18           $      700    $   768
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18               300        285
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17(o)(p)         265         --(u)
Merrill Lynch & Co., Inc. (Brazil) 6.110%, 1/29/37(d)         500        451
Morgan Stanley 144A (Brazil) 10.090%, 5/3/17 (b)(d)         1,000(e)     266
                                                                     -------
                                                                       1,770
                                                                     -------

LEISURE FACILITIES--0.1%
Scientific Games Corp. 144A 7.875%, 6/15/16 (b)                55         45
                                                                     -------

LEISURE PRODUCTS--0.6%
Brunswick Corp. 11.750%, 8/15/13                              600        271
Hasbro, Inc. 6.300%, 9/15/17                                  275        261
                                                                     -------
                                                                         532
                                                                     -------

LIFE SCIENCES TOOLS & SERVICES--0.6%
Fisher Scientific International, Inc. 6.750%, 8/15/14         600        568
                                                                     -------

MORTGAGE REITS--0.3%
iStar Financial, Inc. Series B 5.950%, 10/15/13             1,000        315
                                                                     -------

MOVIES & ENTERTAINMENT--0.4%
Time Warner, Inc. 6.875%, 5/1/12                              370        356
                                                                     -------

OFFICE ELECTRONICS--0.3%
Xerox Corp. 6.750%, 2/1/17                                    350        254
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc. 144A
  9.500%, 1/15/16 (b)                                         200        107
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Chesapeake Energy Corp. 6.875%, 11/15/20                      225        163
Petropower I Funding Trust 144A 7.360%, 2/15/14 (b)           602        553
Plains Exploration & Production Co. 7.750%, 6/15/15           400        304
Swift Energy Co. 7.625%, 7/15/11                              500        392
                                                                     -------
                                                                       1,412
                                                                     -------

OIL & GAS REFINING & MARKETING--0.3%
Tesoro Corp. 6.500%, 6/1/17                                   480        266
                                                                     -------

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Buckeye Partners LP 6.050%, 1/15/18                    $      225    $   189
Kinder Morgan Finance Co. ULC 5.700%, 1/5/16                  400        300
                                                                     -------
                                                                         489
                                                                     -------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.3%
Bank of America Corp. 8.000%, 12/29/49(c)                     375        270
Citigroup, Inc.
  5.625%, 8/27/12                                             400        375
  5.000%, 9/15/14                                             365        322
Glencore Funding LLC 144A 6.000%, 4/15/14 (b)               1,000        405
International Lease Finance Corp. 3.500%, 4/1/09              325        309
JPMorgan Chase & Co. Series 1 7.900%, 4/29/49 (c)             247        206
National Rural Utilities Cooperative Finance Corp.
  5.500%, 7/1/13                                              200        194
                                                                     -------
                                                                       2,081
                                                                     -------

PACKAGED FOODS & MEATS--0.3%
Tyson Foods, Inc. 7.850%, 4/1/16                              400        298
                                                                     -------

PAPER PACKAGING--0.4%
Jefferson Smurfit Corp. 8.250%, 10/1/12                       135         24
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15 (b)            500        337
                                                                     -------
                                                                         361
                                                                     -------

PAPER PRODUCTS--0.2%
Verso Paper Holdings LLC / Verso Paper, Inc. Series B
  11.375%, 8/1/16                                             750        229
                                                                     -------

PUBLISHING--0.0%
Donnelley (R.H.) Corp. Series A-4 8.875%, 10/15/17              7          1
Idearc, Inc. 8.000%, 11/15/16                                 500         40
                                                                     -------
                                                                          41
                                                                     -------

REGIONAL BANKS--1.7%
First Tennessee Bank NA
  3.874%, 1/23/09(c)                                          126        126
  2.296%, 5/18/09(c)                                          220        214
Northern Trust Co. (The) 6.500%, 8/15/18                      350        375
PNC Financial Services Group, Inc. (The)
  8.250%, 5/29/49(c)                                          350        282
Sovereign Bank 8.750%, 5/30/18                                400        396
Wachovia Bank NA 5.000%, 8/15/15                              250        218
                                                                     -------
                                                                       1,611
                                                                     -------


                                                       PAR VALUE      VALUE
                                                       ----------    -------

RESEARCH & CONSULTING SERVICES--0.8%
Equifax, Inc. 6.300%, 7/1/17                           $    1,000    $   725
                                                                     -------

RESTAURANTS--0.0%
OSI Restaurants Partners LLC 10.000%, 6/15/15                  50          9
                                                                     -------

SPECIALIZED CONSUMER SERVICES--0.2%
Mobile Mini, Inc. 6.875%, 5/1/15                              250        171
                                                                     -------

SPECIALIZED REITS--1.4%
Health Care REIT, Inc. 5.875%, 5/15/15                      1,000        691
Host Hotels & Resorts LP 6.875%, 11/1/14                      400        310
Realty Income Corp. 6.750%, 8/15/19                           425        247
                                                                     -------
                                                                       1,248
                                                                     -------

STEEL--0.2%
Steel Dynamics, Inc. 7.375%, 11/1/12                          225        165
                                                                     -------

TOBACCO--1.2%
Reynolds American, Inc.
  7.300%, 7/15/15                                             500        422
  7.625%, 6/1/16                                              375        313
UST, Inc. 5.750%, 3/1/18                                      500        411
                                                                     -------
                                                                       1,146
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series D 7.375%, 8/1/15           650        273
                                                                     -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $46,871)                                             34,240
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--7.6%

American Tower Trust 07-1A, C 144A 5.615%, 4/15/37 (b)        750        503
Bear Stearns Commercial Mortgage Securities
  06-PW12, A4 5.718%, 9/11/38(c)                              320        261
  05-PWR8, A2 4.484%, 6/11/41                                 135        123
  07-PW18, AM 6.084%, 6/11/50(c)                              725        365
Bear Stearns Structured Products, Inc. 05-10 144A
  3.911%, 4/26/35 (b)(c)(r)                                   227         50
Chase Mortgage Finance Corp. 06-A1, 4A1
  6.040%, 9/25/36 (c)                                       1,018        711
Credit Suisse Mortgage Capital Certificates 06-C1, A3
  5.552%, 2/15/39 (c)                                         300        223
Crown Castle Towers LLC 05-1A, B 144A
  4.878%, 6/15/35 (b)                                         500        350

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

First Horizon Asset Securities, Inc. 05-AR1, 2A1
  4.999%, 4/25/35 (c)                                  $      529    $   359
GMAC Commercial Mortgage Securities, Inc. 03-C2, A2
  5.485%, 5/10/40 (c)                                         230        207
GS Mortgage Securities Corp. II 07-GG10, A4
  5.799%, 8/10/45 (c)                                         650        474
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
  6.253%, 9/25/36 (c)                                         940        443
JPMorgan Chase Commercial Mortgage Securities Corp.
  07-LD12, A4 5.882%, 2/15/51 (c)                             550        393
Lehman Brothers - UBS Commercial Mortgage Trust
  07-C2, H 144A 5.980%, 2/15/40(b)(c)                         850         87
  05-C3, AM 4.794%, 7/15/40                                   350        208
  07-C7, A3 5.866%, 9/15/45(c)                                400        283
MASTR Resecuritization Trust 05-1 144A
  5.000%, 10/28/34 (b)(r)                                     267         88
Merrill Lynch-Countrywide Commercial Mortgage
  Trust 06-4, A3 5.172%, 12/12/49 (c)                         650        491
Morgan Stanley Capital I 05-HQ5, A3 5.007%, 1/14/42           200        167
Residential Accredit Loans, Inc. 02-QS12, B1
  6.250%, 9/25/32                                             376        110
Timberstar Trust 06-1A, C 144A 5.884%, 10/15/36 (b)         1,000        504
Wachovia Bank Commercial Mortgage Trust
  07-C30, A5 5.342%, 12/15/43                                 410        270
  07-C33, A4 5.902%, 2/15/51(c)                               550        399
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $11,104)                                              7,069
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--9.7%

ARGENTINA--0.1%
Republic of Argentina Series GDP 2.280%, 12/15/35(c)        3,200         96
                                                                     -------

BRAZIL--0.6%
Federative Republic of Brazil 12.500%, 1/5/22               1,125(e)     517
                                                                     -------

CANADA--1.0%
Commonwealth of Canada 2.750%, 12/1/10                      1,075(f)     898
                                                                     -------

COLOMBIA--0.3%
Republic of Colombia 12.000%, 10/22/15                    600,000(g)     295
                                                                     -------


                                                       PAR VALUE      VALUE
                                                       ----------    -------

GERMANY--1.2%
Federal Republic of Germany Series 147
  2.500%, 10/8/10                                             800(h) $ 1,124
                                                                     -------

INDONESIA--0.9%
Republic of Indonesia
  Series FR-23 11.000%, 12/15/12                        3,500,000(i)     313
  RegS 6.625%, 2/17/37(n)                              $      765        551
                                                                     -------
                                                                         864
                                                                     -------

MEXICO--0.2%
Republic of Mexico 9.000%, 12/20/12                         3,000(j)     227
                                                                     -------

NORWAY--0.7%
Kingdom of Norway 6.000%, 5/16/11                           4,325(k)     665
                                                                     -------

RUSSIA--0.1%
Russian Federation RegS 7.500%, 3/31/30 (c)(n)                147        130
                                                                     -------

SWEDEN--0.8%
Kingdom of Sweden Series 1048 4.000%, 12/1/09               5,350(m)     693
                                                                     -------

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
  9.875%, 10/1/09 (n)                                         135        140
                                                                     -------

UKRAINE--0.1%
Republic of Ukraine 144A 6.580%, 11/21/16 (b)                 250         94
                                                                     -------

VENEZUELA--3.5%
Republic of Venezuela
  RegS 5.375%, 8/7/10(n)                                    2,260      1,763
  8.500%, 10/8/14                                             350        184
  RegS 5.750%, 2/26/16(n)                                     325        140
  9.250%, 9/15/27                                           2,090      1,128
                                                                     -------
                                                                       3,215
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $11,174)                                              8,958
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--15.1%

AUSTRALIA--0.5%
Rio Tinto Finance USA Ltd. 6.500%, 7/15/18                    600        441
                                                                     -------

CANADA--2.1%
Agrium, Inc. 6.750%, 1/15/19                                  320        307
Canadian National Resources Ltd. 5.900%, 2/1/18               300        260
Catalyst Paper Corp. 7.375%, 3/1/14                           750        281

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

CANADA--(CONTINUED)
EnCana Corp. 5.900%, 12/1/17                           $      240    $   200
Petro-Canada 6.050%, 5/15/18                                  140        116
Rogers Wireless Communications, Inc.
  6.375%, 3/1/14                                              575        547
Videotron Ltee / Quebecor Media, Inc.
  6.375%, 12/15/15                                            180        142
  144A 9.125%, 4/15/18(b)                                      82         77
                                                                     -------
                                                                       1,930
                                                                     -------

CHILE--0.4%
Empresa Nacional de Electricidad SA 8.350%, 8/1/13            350        370
                                                                     -------

CHINA--0.2%
China Properties Group Ltd. 144A 9.125%, 5/4/14 (b)           500        198
                                                                     -------

CYPRUS--0.3%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A
  8.200%, 6/25/12(b)                                          150         88
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (b)                     350        213
                                                                     -------
                                                                         301
                                                                     -------

FRANCE--0.2%
Compagnie Generale de Geophysique-Veritas
  7.750%, 5/15/17                                             225        132
                                                                     -------

GERMANY--0.4%
Deutsche Bank AG 4.875%, 5/20/13                              100         98
E.ON International Finance BV  144A 5.800%, 4/30/18(b)        325        305
                                                                     -------
                                                                         403
                                                                     -------

INDIA--0.2%
ICICI Bank Ltd. 144A 6.375%, 4/30/22(b)(c)                    375        197
                                                                     -------

INDONESIA--0.5%
Majapahit Holding BV 144A 7.250%, 6/28/17 (b)                 825        433
                                                                     -------

ISRAEL--0.2%
Israel Electric Corp. Ltd. 144A 7.250%, 1/15/19 (b)           200        187
                                                                     -------

ITALY--0.3%
Telecom Italia Capital SA 6.999%, 6/4/18                      350        284
                                                                     -------

JAPAN--0.5%
Resona Bank Ltd. 144A 5.850%, 9/29/49 (b)(c)                  750        426
                                                                     -------


                                                       PAR VALUE      VALUE
                                                       ----------    -------

KAZAKHSTAN--1.1%
Kazkommerts International BV RegS 8.000%, 11/3/15 (n)  $      250    $   120
KazMunaiGaz Finance Sub BV 144A 9.125%, 7/2/18 (b)            400        262
TengizChevroil Finance Co. S.A.R.L. 144A
  6.124%, 11/15/14(b)                                         857        656
                                                                     -------
                                                                       1,038
                                                                     -------

LUXEMBOURG--0.2%
ArcelorMittal 6.125%, 6/1/18                                  280        176
                                                                     -------

MALAYSIA--0.8%
Malaysia International Shipping Corp. Capital
  Ltd. 144A 6.125%, 7/1/14(b)                                 750        764
                                                                     -------

RUSSIA--3.2%
European Bank for Reconstruction & Development
  6.000%, 2/14/12                                          20,400(l)     425
Gaz Capital SA 144A 8.146%, 4/11/18 (b)                       100         74
Gazprom International SA 144A 7.201%, 2/1/20 (b)              805        592
Gazprom OAO (Gaz Capital SA) 144A
  6.212%, 11/22/16(b)                                         935        622
  6.510%, 3/7/22(b)                                           315        189
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
  5.670%, 3/5/14 (b)                                          390        253
OJSC Vimpel Communications (UBS Luxembourg SA) 144A
  8.375%, 10/22/11(b)                                         500        397
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A
  6.299%, 5/15/17 (b)                                         380        218
TNK-BP Finance SA 144A 7.500%, 3/13/13 (b)                    325        203
                                                                     -------
                                                                       2,973
                                                                     -------

SINGAPORE--0.4%
UOB Cayman Ltd. 144A 5.796%, 12/29/49(b)(c)                   500        371
                                                                     -------

SOUTH KOREA--1.0%
Korea Development Bank 5.300%, 1/17/13                        187        170
Woori Bank 144A 6.125%, 5/3/16(b)(c)                        1,000        721
                                                                     -------
                                                                         891
                                                                     -------

UNITED ARAB EMIRATES--0.7%
Abu Dhabi National Energy Co. 144A 5.875%, 10/27/16 (b)       825        676
                                                                     -------

UNITED KINGDOM--1.0%
HBOs plc 144A 6.750%, 5/21/18 (b)                             115        101

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

UNITED KINGDOM--(CONTINUED)
Ineos Group Holdings plc 144A 8.500%, 2/15/16(b)       $      500    $    48
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (b)                375        240
Vedanta Resources plc 144A 9.500%, 7/18/18(b)                 375        199
Vodafone Group plc 6.150%, 2/27/37                            375        372
                                                                     -------
                                                                         960
                                                                     -------

UNITED STATES--0.5%
Nova Chemicals Corp. 5.720%, 11/15/13(c)                    1,125        433
                                                                     -------

VENEZUELA--0.4%
Petroleos de Venezuela S.A. 5.250%, 4/12/17(n)                950        344
                                                                     -------
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,897)                                             13,928
-------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.3%

PHARMACEUTICALS--0.3%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10             300        234
                                                                     -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $276)                                                   234
-------------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS--0.1%

BRAZIL--0.1%
Vale Capital Ltd. 5.500%, 6/15/10                               4        112
                                                                     -------
-------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $200)                                                   112
-------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--15.9%


ADVERTISING--0.1%
Lamar Media Corp. Tranche F 4.333%, 3/31/14                   125        108
                                                                     -------

AEROSPACE & DEFENSE--0.1%
TransDigm, Inc. Tranche 5.210%, 6/23/13                       118         95
                                                                     -------

APPAREL RETAIL--0.2%
HBI Branded Apparel Ltd., Inc. Tranche 6.545%, 3/5/14         200        146
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Totes Isotoner Corp. Tranche 9.876%, 1/16/14                  500        150
                                                                     -------

APPLICATION SOFTWARE--0.2%
Getty Tranche B 8.053%, 2/15/13                               229        206
                                                                     -------


                                                       PAR VALUE      VALUE
                                                       ----------    -------

AUTO PARTS & EQUIPMENT--0.2%
Mark IV Industries, Inc.
  Tranche B 7.410%, 6/21/11                            $      555    $   192
  Tranche 2 11.490%, 12/19/11                                 173         13
                                                                     -------
                                                                         205
                                                                     -------

AUTOMOBILE MANUFACTURERS--0.3%
Ford Motor Co. Tranche B 5.490%, 12/16/13                     369        152
General Motors Corp. Tranche B 6.378%, 11/29/13               243        112
                                                                     -------
                                                                         264
                                                                     -------

BROADCASTING--0.7%
Charter Communications Operating LLC Tranche
  5.235%, 3/6/14                                              739        547
MCC Georgia LLC Tranche E 7.000%, 1/3/16                       80         62
                                                                     -------
                                                                         609
                                                                     -------

COMMODITY CHEMICALS--0.6%
Celanese Holdings LLC Tranche B 5.553%, 4/2/14                742        516
                                                                     -------

COMMUNICATIONS EQUIPMENT--0.5%
CommScope, Inc. Tranche B 6.095%, 12/27/14                    625        461
                                                                     -------

CONSUMER FINANCE--0.2%
Hertz Corp.
  Letter of Credit 3.204%, 12/21/12                            50         30
  Tranche B 4.680%, 12/21/12                                  234        144
                                                                     -------
                                                                         174
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--0.8%
First Data Corp.
  Tranche B-1 6.162%, 9/24/14                                 398        255
  Tranche B-3 6.230%, 9/24/14                                 495        317
Reynolds & Reynolds Co. (The) Tranche FL
  5.171%, 10/24/12                                            273        132
                                                                     -------
                                                                         704
                                                                     -------

DEPARTMENT STORES--0.8%
Neiman-Marcus Group, Inc. (The) Tranche 4.565%, 4/6/13      1,213        780
                                                                     -------

DIVERSIFIED REAL ESTATE ACTIVITIES--0.0%
Tropicana Entertainment LLC Tranche B 8.250%, 1/3/12           83         20
                                                                     -------

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

DIVERSIFIED SUPPORT SERVICES--0.2%
ARAMARK Corp.
  Letter of Credit 2.233%, 1/26/14                     $       10    $     8
  Tranche B-1 4.676%, 1/26/14                                 158        132
                                                                     -------
                                                                         140
                                                                     -------

ELECTRIC UTILITIES--0.3%
Texas Competitive Electric Holdings Co. LLC
  Tranche B-2 7.068%, 10/10/14                                262        183
  Tranche B-3 7.068%, 10/10/14                                139         97
                                                                     -------
                                                                         280
                                                                     -------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
Baldor Electric Co. Tranche B 5.031%, 1/31/14                 321        276
                                                                     -------

HEALTH CARE FACILITIES--1.3%
HCA, Inc.
  Tranche A 4.801%, 11/18/12                                  108         92
  Tranche B 4.946%, 11/18/13                                  426        337
Health Management Associates, Inc. Tranche B
  5.512%, 2/28/14                                             188        118
HealthSouth Corp. Tranche 5.595%, 3/10/13                     530        415
LifePoint Hospitals, Inc. Tranche B 4.435%, 4/15/12           234        197
                                                                     -------
                                                                       1,159
                                                                     -------

HEALTH CARE SERVICES--0.1%
Psychiatric Solutions, Inc. Tranche 5.454%, 7/1/12            174        138
                                                                     -------

HEALTH CARE SUPPLIES--0.4%
Bausch & Lomb, Inc.
  Tranche DD 4.450%, 4/26/15                                  100         69
  Tranche B 7.012%, 4/26/15                                   396        272
                                                                     -------
                                                                         341
                                                                     -------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B 4.635%, 2/6/14              139         74
                                                                     -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.9%
NRG Energy, Inc.
  Tranche B 5.262%, 2/1/13                                    233        205
  Letter of Credit 5.262%, 2/1/13                             669        589
                                                                     -------
                                                                         794
                                                                     -------


                                                       PAR VALUE      VALUE
                                                       ----------    -------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
Level 3 Communications, Inc. Tranche B
  4.876%, 3/13/14                                      $       90    $    57
NTELOS, Inc. Tranche B-1 5.960%, 8/24/11                      455        385
Time Warner Telecom Holdings, Inc. Tranche B
  4.470%, 1/7/13                                              741        569
                                                                     -------
                                                                       1,011
                                                                     -------

LEISURE FACILITIES--0.3%
AMF Bowling Worldwide, Inc. Tranche B
  5.377%, 5/17/13                                             518        215
PTI Group, Inc. Tranche 9.625%, 2/28/13                       160         96
                                                                     -------
                                                                         311
                                                                     -------

METAL & GLASS CONTAINERS--0.3%
Anchor Glass Container Corp. Tranche
  7.736%, 6/1/13                                              352        290
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc. Tranche
  5.058%, 7/1/13                                              197        137
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--0.3%
ATP Oil & Gas Corp.
  Tranche B-2 8.500%, 1/15/11                                 134         77
  Tranche B-1 8.500%, 7/15/14                                 427        247
                                                                     -------
                                                                         324
                                                                     -------

PACKAGED FOODS & MEATS--0.2%
Wrigley (WM) Jr. Co. Tranche B 6.634%, 10/6/14                195        187
                                                                     -------

PAPER PRODUCTS--1.2%
Boise Paper Holdings LLC Tranche 10.000%, 2/22/15             463        116
Georgia-Pacific Corp.
  Tranche B 5.474%, 12/20/10                                  304        271
  Tranche B-1 4.997%, 12/20/12                                587        487
NewPage Corp. Tranche B 7.000%, 12/21/14                      423        274
                                                                     -------
                                                                       1,148
                                                                     -------

PUBLISHING--0.3%
Idearc, Inc. Tranche B 4.605%, 11/17/14                       980        308
                                                                     -------

SEMICONDUCTORS--0.5%
Freescale Semiconductor, Inc. Tranche 4.236%, 12/1/13         760        454
                                                                     -------

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                       PAR VALUE      VALUE
                                                       ----------    -------

SPECIALIZED FINANCE--1.0%
Sungard Data Systems, Inc. Tranche B 4.553%, 2/28/14   $    1,404    $   957
                                                                     -------

SPECIALTY CHEMICALS--0.1%
JohnsonDiversey, Inc. Tranche B 4.791%, 12/16/11              119        104
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--2.0%
ALLTEL Communications, Inc.
  Tranche B-2 4.371%, 5/15/15                                 174        171
  Tranche B-3 4.811%, 5/15/15                                 371        368
Cricket Communications, Inc. Tranche B 6.500%, 6/16/13        609        508
MetroPCS Wireless, Inc. Tranche B 4.292%, 2/20/14             943        767
                                                                     -------
                                                                       1,814
-------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $21,940)                                             14,685
-------------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c)--0.6%

GERMANY--0.6%
Fresenius Medical Care AG & Co. KGaA Tranche B
  4.797%, 3/31/13 (d)                                         673        585
                                                                     -------
-------------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $673)                                                   585
-------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                       ----------    -------

DOMESTIC PREFERRED STOCK--0.1%

CONSUMER FINANCE--0.1%
Preferred Blocker, Inc. (GMAC) Pfd. 9.000%                    322        101
                                                                     -------

THRIFTS & MORTGAGE FINANCE--0.0%
FNMA Pfd. 8.250%                                           38,000         33
                                                                     -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $757)                                                   134
-------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%


INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(p)(q)                    137,550          0
                                                                     -------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $605)                                                     0
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $125,022)                                            89,002
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.3%

MONEY MARKET MUTUAL FUNDS--1.3%
State Street Institutional Liquid Reserves Fund
   (seven-day effective yield 1.461%)                   1,201,657    $ 1,202
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,202)                                               1,202
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.6%
(IDENTIFIED COST $126,224)                                            90,204(a)

Other assets and liabilities, net--2.4%                                2,194
                                                                     -------
NET ASSETS--100.0%                                                   $92,398
                                                                     =======

                      VIRTUS MULTI-SECTOR FIXED INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

(amounts reported in thousands)


                                                                          UNREALIZED
                                           SETTLEMENT                    APPRECIATION
CONTRACTS TO RECEIVE    IN EXCHANGE FOR        DATE      VALUE          (DEPRECIATION)
--------------------    ---------------    ----------    -------         -------------
JPY       47,418        USD      485       02/13/2009     $524                   $39
                                                                                 ---
                                                                                  39
                                                                                 ===

ABBREVIATIONS:
FNMA  Fannie Mae or Federal National Mortgage Association
JPY   Japanese Yen
REIT  Real Estate Investment Trust
USD   United States Dollar

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $14,192 or 15.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e)   Par value represents Brazilian Real (reported in thousands).
(f)   Par value represents Canadian Dollar (reported in thousands).
(g)   Par value represents Colombian Peso (reported in thousands).
(h)   Par value represents Euro (reported in thousands).
(i)   Par value represents Indonesian Rupiah (reported in thousands).
(j)   Par value represents Mexican Peso (reported in thousands).
(k)   Par value represents Norwegian Krone (reported in thousands).
(l)   Par value represents Russian Ruble (reported in thousands).
(m)   Par value represents Swedish Krona (reported in thousands).
(n) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(o)   Security in default.
(p)   Illiquid security.
(q) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, this security amounted to a value of $0 or 0.0% of net assets.
(r) Illiquid and restricted security. At December 31, 2008, this security amounted to a value of $138 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(u)   Amounts less than $500. (not reported in thousands)

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

U.S. GOVERNMENT SECURITIES--0.1%

U.S. TREASURY NOTES--0.1%
U.S. Treasury Note 2.875%, 6/30/10                  $    1,000    $    1,036
                                                                  ----------
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,006)                                               1,036
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.0%

FHLMC 6.000%, 8/1/34                                     1,983         2,047
FNMA
 5.500%, 1/1/17                                            720           747
 6.000%, 5/1/17                                            203           212
 5.500%, 8/1/17                                            130           135
 4.500%, 4/1/18                                          1,573         1,618
 5.000%, 4/1/18                                          1,428         1,474
 5.000%, 10/1/19                                         2,586         2,665
 5.500%, 2/1/20                                            879           908
 5.500%, 3/1/20                                          1,072         1,107
 5.500%, 3/1/20                                            306           316
 5.500%, 3/1/20                                            914           944
 5.500%, 3/1/20                                          1,977         2,042
 5.500%, 4/1/20                                          1,565         1,616
 5.000%, 6/1/20                                          4,461         4,591
 6.000%, 12/1/32                                           300           310
 5.500%, 2/1/33                                            637           656
 5.500%, 5/1/34                                          2,745         2,819
 04-W6, 1A4 5.500%, 7/25/34                              9,052         8,581
 6.000%, 8/1/34                                          1,549         1,599
 6.000%, 8/1/34                                          2,028         2,094
 6.000%, 10/1/34                                         1,361         1,404
 6.000%, 10/1/34                                         2,139         2,207
 5.500%, 11/1/34                                         2,965         3,045
 5.500%, 11/1/34                                         2,131         2,188
 6.000%, 11/1/34                                         2,674         2,759
 5.500%, 12/1/34                                         1,577         1,619
 5.500%, 1/1/35                                          3,267         3,355
 5.500%, 1/1/35                                          2,795         2,871
 5.500%, 3/1/35                                          2,945         3,023
 5.500%, 4/1/35                                          3,481         3,575
 05-57, CK 5.000%, 7/25/35                               2,584         2,587
 05-65, PJ 5.000%, 8/25/35                               4,035         4,062
 05-65, DK 5.000%, 8/25/35                               2,029         2,033
 05-74, AG 5.000%, 9/25/35                               1,697         1,701
 6.000%, 10/1/36                                         5,064         5,219


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

 6.000%, 1/1/37                                     $    3,886    $    4,005
 6.000%, 1/1/37                                          2,242         2,311
 5.500%, 2/1/37                                          3,655         3,751
 5.500%, 7/1/37                                             24            25
 6.000%, 7/1/37                                          1,390         1,432
 5.500%, 11/1/37                                         4,874         5,001
 6.000%, 12/1/37                                         5,767         5,944
 5.500%, 2/1/38                                          7,222         7,410
 6.000%, 2/1/38                                          4,749         4,894
 6.000%, 2/1/38                                          5,081         5,237
 6.000%, 4/1/38                                          4,329         4,461
 5.500%, 5/1/38                                          3,893         3,995
 6.000%, 5/1/38                                          3,753         3,868
 5.500%, 7/1/38                                          4,561         4,680
 5.500%, 7/1/38                                          5,568         5,714
 5.500%, 9/1/38                                          4,186         4,295
GNMA
 6.500%, 7/15/31                                            50            53
 6.500%, 8/15/31                                           129           136
 6.500%, 11/15/31                                           96           101
 6.500%, 2/15/32                                            28            29
 6.500%, 4/15/32                                           132           139
 6.500%, 4/15/32                                           137           144
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $142,688)                                           145,754
-------------------------------------------------------------------------------

MUNICIPAL BONDS--3.6%

ARIZONA--1.0%
Arizona School Board Facilities Improvement
  5.000%, 1/1/14                                        12,325        13,700
                                                                  ----------

CALIFORNIA--0.2%
Fresno County Pension Obligation Taxable
  (MBIA Insured) 6.060%, 8/15/09                         1,915         1,947
                                                                  ----------

CONNECTICUT--0.2%
Mashantucket Western Pequot Tribe Taxable
  Series A 144A (MBIA Insured) 6.910%, 9/1/12 (b)        3,215         3,232
                                                                  ----------

KENTUCKY--0.5%
State Property & Buildings Commission (FSA Insured)
  5.250%, 10/1/13                                        5,750         6,296
                                                                  ----------

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ----------    ----------


NEW YORK--0.1%
Dormitory Authority Personal Economic Development
  Taxable Series B 3.350%, 12/15/09                 $    1,610    $    1,628
                                                                  ----------

PENNSYLVANIA--0.3%
Philadelphia School District Taxable
  Series C (FSA Insured) 4.200%, 7/1/09                  2,570         2,575
  Series C (FSA Insured) 4.430%, 7/1/11                  1,015         1,010
                                                                  ----------
                                                                       3,585
                                                                  ----------

SOUTH DAKOTA--0.0%
Educational Enhancement Funding Corp. Taxable
  Series A 6.720%, 6/1/25                                  129           121
                                                                  ----------

TEXAS--1.1%
Department of Transportation 5.000%, 10/1/12            12,950        14,146
                                                                  ----------

VIRGINIA--0.2%
Tobacco Settlement Financing Corp. Taxable
  Series A-1 6.706%, 6/1/46                              4,965         2,715
                                                                  ----------
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $48,807)                                             47,370
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--11.0%

AmeriCredit Automobile Receivables Trust
  06-RM, A2 5.420%, 8/8/11                               4,524         4,186
  07-BF, A3A 5.160%, 4/6/12                              4,645         4,529
  07-CM, A3A 5.420%, 5/7/12                              7,000         6,550
Banc of America Securities Auto Trust 06-G1, B
  5.340%, 2/18/11                                        4,855         4,557
Bay View Auto Trust 05-LJ1, A4 4.090%, 5/25/12           2,215         2,093
Bayview Financial Acquisition Trust 06-B, 1A2
  5.800%, 4/28/36 (c)                                    4,000         3,774
Bombardier Capital Mortgage Securitization Corp.
  99-A, A3 5.980%, 1/15/18 (c)                           2,866         1,703
Capital Auto Receivables Asset Trust 06-1, D 144A
  7.160%, 1/15/13 (b)                                    2,000         1,748
Capital One Auto Finance Trust
  06-A, A3 5.330%, 11/15/10                                279           278
  05-C, A4A 4.710%, 6/15/12                              5,848         5,190
Carmax Auto Owner Trust
  05-1, C 4.820%, 10/15/11                               4,135         3,879
  07-2, B 5.370%, 3/15/13                                5,702         4,420


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

Chase Funding Mortgage Loan Asset-Backed
  Certificates 04-1, 1A4 4.111%, 8/25/30            $    2,987    $    2,688
Citicorp Residential Mortgage Securities, Inc.
  07-2, A4 6.538%, 6/25/37 (c)                           5,000         2,964
Conseco Finance Securitizations Corp.
  02-2, A2 6.030%, 3/1/33(c)                             1,916         1,385
  01-3, A4 6.910%, 5/1/33(c)                            12,141         7,607
Credit Based Asset Servicing and Securitization
  LLC 07-CB1, AF2 5.721%, 1/25/37 (c)                    5,000         1,740
Daimler Chrysler Auto Trust 08-B,  A4A
  5.320%, 11/10/14                                       4,820         4,240
Dunkin Securitization 06-1, M1 144A
  8.285%, 6/20/31 (b)                                    6,345         4,093
FMAC Loan Receivables Trust 98-CA, A2 144A
  6.660%, 9/15/20 (b)                                    4,087         3,270
Ford Credit Auto Owner Trust 06-C, A4A
  5.150%, 2/15/12                                        6,750         6,428
GMAC Mortgage Corp. Loan Trust
  05-HE2, A3 4.622%, 11/25/35(c)                           823           783
  06-HE2, A3 6.320%, 5/25/36(c)                         11,335         6,500
Great America Leasing Receivables 05-1, A4 144A
  4.970%, 8/20/10 (b)                                    5,492         5,460
GreenTree Financial Corp.
  99-2, M2 (Interest Only) 7.210%, 12/1/30(c)            2,247            22
  08-MH1, A1 144A 7.000%, 4/25/38(b)(c)                  4,757         4,305
Home Equity Asset Trust 06-7, A 144A
  6.000%, 2/25/37 (b)                                    2,119            --(r)
Hyundai Auto Receivables Trust
  06-A, D 5.520%, 11/15/12                               1,920         1,821
  08-A, A3 4.930%, 12/17/12                              6,800         5,750
IndyMac Manufactured Housing Contract 98-1, A3
  6.370%, 9/25/28                                        2,200         1,503
Long Grove Collateral Loan Obligation Ltd.
  04-1A, C 144A 4.558%, 5/25/16(b)(c)                    1,600           469
  04-1A, D 144A 8.908%, 5/25/16(b)(c)                      500            80
MASTR Alternative Net Interest Margin 06-6, N1 144A
  1.471%, 9/26/46 (b)(c)(g)                              1,140            --(r)
Merrill Auto Trust Securitization 07-1, B
  5.790%, 12/15/13                                       5,033         4,379
Renaissance Home Equity Loan Trust
  05-3, AF4 5.140%, 11/25/35(c)                          5,380         3,681
  06-2, AF4 6.115%, 8/25/36(c)                           5,640         3,613
  06-3, AF2 5.580%, 11/25/36(c)                          2,420         2,316

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

Renaissance Net Interest Margin Trust 07-2, N 144A
  8.353%, 6/25/37 (b)                               $    1,715    $       17
Residential Funding Mortgage Securities II, Inc.
  04-HI3, A4 4.630%, 1/25/20                               933           921
  05-HI2, A3 4.460%, 5/25/35                               844           838
  06-HI2, A3 5.790%, 2/25/36                             1,510           813
  07-HI1, A2 5.640%, 3/25/37                            10,000         8,691
  07-HSA3, AI2 5.890%, 5/25/37(c)                        7,340         5,360
Soundview Home Equity Loan Trust 05-CTX1, A3
  5.322%, 11/25/35 (c)                                     133           133
Structured Asset Securities Corp. 05-7XS, 1A2B
  5.270%, 4/25/35 (c)                                    7,161         5,352
Vanderbuilt Acquisition Loan Trust 02-1, A3
  5.700%, 9/7/23 (c)                                        86            85
Wachovia Auto Loan Owner Trust
  06-1, A4 144A 5.080%, 4/20/12(b)                       4,870         4,572
  06-2A, E 144A 7.050%, 5/20/14(b)                       5,000         1,527
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $192,673)                                           146,313
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--25.6%

AEROSPACE & DEFENSE--0.4%
L-3 Communications Corp.
  7.625%, 6/15/12                                        4,020         3,940
  Series B 6.375%, 10/15/15                                925           869
                                                                  ----------
                                                                       4,809
                                                                  ----------

AGRICULTURAL PRODUCTS--0.4%
Cargill, Inc. 144A 5.600%, 9/15/12 (b)                   4,845         4,562
                                                                  ----------

AIRLINES--1.6%
American Airlines, Inc. 01-1 6.977%, 5/23/21            15,710         7,855
Continental Airlines, Inc. 98-1A 6.648%, 9/15/17         2,287         1,669
Delta Air Lines, Inc. 00-A1 7.379%, 5/18/10              8,195         7,540
United Airlines, Inc.
  00-2A 7.032%, 10/1/10                                  2,415         2,221
  01-A1 6.071%, 3/1/13                                   2,501         2,351
                                                                  ----------
                                                                      21,636
                                                                  ----------

APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.750%, 3/15/17                             1,393         1,030
                                                                  ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Invesco Ltd. 4.500%, 12/15/09                            2,750         2,586
Janus Capital Group, Inc. 6.250%, 6/15/12                2,663         2,132
                                                                  ----------


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

ASSET MANAGEMENT & CUSTODY BANKS--(CONTINUED)
Northern Trust Corp. 5.500%, 8/15/13                $    2,775    $    2,849
Nuveen Investment, Inc. 144A 10.500%, 11/15/15(b)          800           181
                                                                  ----------
                                                                       7,748
                                                                  ----------

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North America LLC 6.500%, 11/15/13       3,390         2,644
General Motors Corp. 7.200%, 1/15/11                     1,480           315
                                                                  ----------
                                                                       2,959
                                                                  ----------

BROADCASTING--1.1%
Comcast Cable Holdings LLC 7.875%, 8/1/13                3,800         3,907
COX Communications, Inc. 4.625%, 6/1/13                  5,620         4,871
Time Warner Cable, Inc. 6.200%, 7/1/13                   2,915         2,757
Viacom, Inc. 5.750%, 4/30/11                             2,700         2,452
                                                                  ----------
                                                                      13,987
                                                                  ----------

BUILDING PRODUCTS--0.1%
Esco Corp. 144A 8.625%, 12/15/13 (b)                     1,725         1,216
                                                                  ----------

CASINOS & GAMING--0.2%
MGM MIRAGE 8.500%, 9/15/10                               2,835         2,396
Seminole Hard Rock Entertainment, Inc./Seminole
  Hard Rock International LLC 144A
  4.496%, 3/15/14 (b)(c)                                   767           393
                                                                  ----------
                                                                       2,789
                                                                  ----------

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology HDD Holdings, Inc.
  6.375%, 10/1/11                                        3,950         2,745
                                                                  ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Terex Corp. 7.375%, 1/15/14                              2,010         1,759
                                                                  ----------

CONSTRUCTION MATERIALS--0.3%
CRH America, Inc. 8.125%, 7/15/18                        4,770         3,444
                                                                  ----------

CONSUMER ELECTRONICS--0.2%
Best Buy Co., Inc. 144A 6.750%, 7/15/13 (b)              2,095         1,956
                                                                  ----------

CONSUMER FINANCE--2.6%
American Express Credit Corp.
  Series C 5.875%, 5/2/13                                4,805         4,613
  Series C 7.300%, 8/20/13                               2,600         2,661

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

CONSUMER FINANCE--(CONTINUED)
American Honda Finance Corp. 144A
  6.700%, 10/1/13 (b)                               $    4,850    $    4,889
ERAC USA Finance Co. 144A 5.800%, 10/15/12 (b)             805           673
Ford Motor Credit Co. 9.875%, 8/10/11                    3,480         2,569
Ford Motor Credit Co. LLC
  7.500%, 1/13/12(c)                                     2,000         1,303
  9.203%, 4/15/12(c)                                     3,389         3,084
GMAC LLC
  3.399%, 5/15/09(c)                                     4,815         4,604
  6.875%, 9/15/11                                        2,662         2,181
  6.750%, 12/1/14                                          552           380
Hertz Corp. (The) 8.875%, 1/1/14                         2,595         1,609
SLM Corp. 6.220%, 2/1/10(c)                              8,000         6,266
                                                                  ----------
                                                                      34,832
                                                                  ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09                         3,000         2,530
                                                                  ----------

DIVERSIFIED BANKS--0.9%
Bank One Corp. 7.875%, 8/1/10                            4,900         5,136
Wachovia Corp. 5.300%, 10/15/11                          4,870         4,697
Wells Fargo & Co.
  3.125%, 4/1/09                                         1,500         1,503
  4.375%, 1/31/13                                          800           783
                                                                  ----------
                                                                      12,119
                                                                  ----------

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.875%, 2/1/14      2,170         1,953
                                                                  ----------

DIVERSIFIED REAL ESTATE ACTIVITIES--0.3%
Colonial Realty LP 4.800%, 4/1/11                        5,000         3,986
                                                                  ----------

ELECTRIC UTILITIES--1.6%
Allegheny Energy Supply Co. LLC 144A
  8.250%, 4/15/12 (b)                                    1,860         1,832
Consumers Energy Co. Series H 4.800%, 2/17/09            2,000         1,996
FPL Group Capital, Inc.
  5.350%, 6/15/13                                        1,000         1,002
  7.875%, 12/15/15                                       1,745         1,890
Midwest Generation LLC Series B 8.560%, 1/2/16           1,594         1,523
Northeast Utilities 5.650%, 6/1/13                       3,950         3,687
Pacific Gas & Electric Co. 3.600%, 3/1/09                2,000         1,994
PPL Capital Funding Trust I Series A
  4.330%, 3/1/09                                         4,250         4,263


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

ELECTRIC UTILITIES--(CONTINUED)
PSE&G Energy Holdings Co. 8.500%, 6/15/11           $    2,250    $    2,132
Texas Competitive Electric Holdings Co. LLC 144A
  10.500%, 11/1/15 (b)                                   1,390           994
                                                                  ----------
                                                                      21,313
                                                                  ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
General Cable Corp. 6.258%, 4/1/15(c)                    3,375         1,595
                                                                  ----------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Tyco Electronic Group SA 6.000%, 10/1/12                 1,515         1,367
                                                                  ----------

FOOD RETAIL--0.1%
Kroger Co. (The) 8.050%, 2/1/10                          1,860         1,891
                                                                  ----------

GAS UTILITIES--0.1%
AmeriGas Partners LP 7.250%, 5/20/15                       860           705
ONEOK Partners LP 5.900%, 4/1/12                           980           922
                                                                  ----------
                                                                       1,627
                                                                  ----------

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 9.125%, 11/15/14                               1,739         1,617
                                                                  ----------

HEALTH CARE SERVICES--0.1%
Medco Health Solutions, Inc. 7.250%, 8/15/13             1,000           970
                                                                  ----------

HOMEBUILDING--0.2%
Horton (D.R.), Inc. 4.875%, 1/15/10                      2,500         2,269
                                                                  ----------

HOTELS, RESORTS & CRUISE LINES--0.2%
Starwood Hotels & Resort Worldwide, Inc.
  6.250%, 2/15/13                                        2,815         1,942
                                                                  ----------

HOUSEHOLD PRODUCTS--0.1%
Yankee Acquisition Corp. Series B 8.500%, 2/15/15        3,740         1,762
                                                                  ----------

INDUSTRIAL GASES--0.1%
Air Products & Chemicals, Inc. 4.150%, 2/1/13            1,912         1,836
                                                                  ----------

INDUSTRIAL MACHINERY--0.0%
SPX Corp. 144A 7.625%, 12/15/14(b)                         250           218
                                                                  ----------

INDUSTRIAL REITS--0.0%
ProLogis 6.625%, 5/15/18                                 1,110           531
                                                                  ----------

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
AT&T Corp. 7.300%, 11/15/11                              3,015         3,133
Embarq Corp. 6.738%, 6/1/13                              5,200         4,394

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Qwest Capital Funding, Inc. 7.250%, 2/15/11         $    4,000    $    3,380
Qwest Corp. 7.875%, 9/1/11                               5,220         4,802
                                                                  ----------
                                                                      15,709
                                                                  ----------

INVESTMENT BANKING & BROKERAGE--1.6%
Bear Stearns Cos., Inc. (The) 7.250%, 2/1/18             4,365         4,784
Goldman Sachs Group, Inc. (The)
  4.750%, 7/15/13                                        3,225         2,898
  5.950%, 1/18/18                                        2,759         2,616
Lehman Brothers Holdings, Inc.
  6.750%, 12/28/17(f)(h)                                 3,640            --(r)
Merrill Lynch & Co., Inc.
  6.150%, 4/25/13                                        3,925         3,889
  (Brazil) 10.710%, 3/8/17(d)                            6,880(i)      2,419
Morgan Stanley 144A (Brazil) 10.090%, 5/3/17 (b)(d)     10,525(i)      2,798
Piper Jaffray Equipment Trust Securities 144A
  6.000%, 9/10/11 (b)                                    3,009         2,167
                                                                  ----------
                                                                      21,571
                                                                  ----------

LEISURE FACILITIES--0.1%
Scientific Games Corp. 144A 7.875%, 6/15/16 (b)            810           656
                                                                  ----------

LEISURE PRODUCTS--0.2%
Brunswick Corp. 11.750%, 8/15/13                         5,419         2,450
                                                                  ----------

LIFE & HEALTH INSURANCE--0.1%
Principal Life Global Funding I 144A
  4.400%, 10/1/10(b)                                     1,500         1,472
                                                                  ----------

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
  6.750%, 8/15/14                                          985           931
  6.125%, 7/1/15                                         2,125         1,873
                                                                  ----------
                                                                       2,804
                                                                  ----------

MORTGAGE REITS--0.1%
iStar Financial, Inc. Series B 5.950%, 10/15/13          5,725         1,803
                                                                  ----------

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12                         1,500         1,441
                                                                  ----------

OFFICE ELECTRONICS--0.3%
Xerox Corp. 5.650%, 5/15/13                              4,345         3,410
                                                                  ----------

OFFICE SERVICES & SUPPLIES--0.2%
Steelcase, Inc. 6.500%, 8/15/11                          2,825         2,660
                                                                  ----------


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

OIL & GAS EQUIPMENT & SERVICES--0.1%
Halliburton Co. 5.500%, 10/15/10                    $    1,225    $    1,251
Helix Energy Solutions Group, Inc. 144A
  9.500%, 1/15/16 (b)                                      692           370
                                                                  ----------
                                                                       1,621
                                                                  ----------

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Chesapeake Energy Corp. 6.875%, 11/15/20                 3,600         2,610
EOG Resources, Inc. 6.125%, 10/1/13                      2,070         2,163
Swift Energy Co. 7.625%, 7/15/11                         4,875         3,827
XTO Energy, Inc.
  5.900%, 8/1/12                                         1,980         1,931
  5.750%, 12/15/13                                       5,910         5,737
                                                                  ----------
                                                                      16,268
                                                                  ----------

OIL & GAS REFINING & MARKETING--0.4%
Frontier Oil Corp. 6.625%, 10/1/11                       2,230         2,029
Tesoro Corp. 6.250%, 11/1/12                             4,340         3,017
                                                                  ----------
                                                                       5,046
                                                                  ----------

OIL & GAS STORAGE & TRANSPORTATION--0.9%
Buckeye Partners LP 6.050%, 1/15/18                        854           716
Knight, Inc. 6.500%, 9/1/12                              3,545         3,013
Pacific Energy Partners LP/Pacific Energy
  Finance Corp. 7.125%, 6/15/14                          2,900         2,533
Transcontinental Gas Pipe Line Corp. Series B
  7.000%, 8/15/11                                        3,865         3,793
Williams Cos., Inc. (The) 7.125%, 9/1/11                 2,500         2,300
                                                                  ----------
                                                                      12,355
                                                                  ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Bank of America Corp.
  7.400%, 1/15/11                                        3,815         3,906
  4.750%, 8/15/13                                        3,000         2,796
Citigroup, Inc.
  5.625%, 8/27/12                                        8,100         7,593
  5.000%, 9/15/14                                        3,200         2,815
General Electric Capital Corp. 8.125%, 5/15/12           3,875         4,118
International Lease Finance Corp. 4.750%, 1/13/12        1,120           783
JPMorgan Chase & Co. Series 1 7.900%, 4/29/49 (c)        3,360         2,795
MassMutual Global Funding II 144A
  3.500%, 3/15/10 (b)                                    1,750         1,707
                                                                  ----------
                                                                      26,513
                                                                  ----------

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

PAPER PACKAGING--0.0%
Jefferson Smurfit Corp. 8.250%, 10/1/12             $    1,595    $      279
                                                                  ----------

PAPER PRODUCTS--0.3%
Bowater, Inc. 4.996%, 3/15/10(c)                         4,850           800
Georgia Pacific Corp. LLC 7.700%, 6/15/15                2,820         2,158
Rock-Tenn Co. 144A 9.250%, 3/15/16(b)                      125           117
Verso Paper Holdings LLC / Verso Paper, Inc.
  Series B 6.943%, 8/1/14 (c)                            2,570           758
                                                                  ----------
                                                                       3,833
                                                                  ----------

PROPERTY & CASUALTY INSURANCE--0.1%
Berkley (WR) Corp. 5.125%, 9/30/10                       2,000         1,794
                                                                  ----------

REGIONAL BANKS--0.9%
First Tennessee Bank NA
  3.874%, 1/23/09(c)                                       723           723
  2.296%, 5/18/09(c)                                     1,380         1,342
KeyBank NA
  5.700%, 8/15/12                                        1,800         1,594
  7.413%, 5/6/15                                         1,000           859
National City Bank 1.586%, 6/29/09(c)                    5,760         5,608
Wachovia Bank NA 5.000%, 8/15/15                         2,600         2,265
                                                                  ----------
                                                                      12,391
                                                                  ----------

RETAIL REITS--0.6%
Kimco Realty Corp. 4.820%, 8/15/11                       1,945         1,664
Simon Property Group LP
  4.600%, 6/15/10                                        3,825         3,409
  5.600%, 9/1/11                                         2,775         2,320
                                                                  ----------
                                                                       7,393
                                                                  ----------

SPECIALIZED FINANCE--0.7%
CIT Group, Inc. 4.750%, 12/15/10                         4,295         3,781
CME Group, Inc. 5.400%, 8/1/13                           2,450         2,433
Textron Financial Corp. 5.125%, 11/1/10                  3,865         3,467
                                                                  ----------
                                                                       9,681
                                                                  ----------

SPECIALIZED REITS--0.8%
Host Hotels & Resorts LP 6.875%, 11/1/14                 4,245         3,290
Nationwide Health Properties, Inc. 6.250%, 2/1/13        4,825         4,153
Trustreet Properties, Inc. 7.500%, 4/1/15                1,215         1,318
Ventas Realty LP/Ventas Capital Corp. 6.750%, 6/1/10     2,180         2,074
                                                                  ----------
                                                                      10,835
                                                                  ----------


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. 4.625%, 10/1/09                      $      875    $      859
                                                                  ----------

STEEL--0.1%
Steel Dynamics, Inc. 7.375%, 11/1/12                     1,630         1,198
                                                                  ----------

THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Home Loans, Inc. 5.625%, 7/15/09             1,750         1,742
                                                                  ----------

TOBACCO--0.6%
Altria Group, Inc. 8.500%, 11/10/13                      2,775         2,874
BAT International Finance plc 144A
  9.500%, 11/15/18 (b)                                   1,465         1,628
Philip Morris Capital Corp. 7.500%, 7/16/09              3,500         3,524
                                                                  ----------
                                                                       8,026
                                                                  ----------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Series D 7.375%, 8/1/15      2,095           880
                                                                  ----------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $409,573)                                           339,688
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--16.0%

American General Mortgage Loan Trust 06-1, A2 144A
  5.750%, 12/25/35 (b)(c)                                8,392         8,038
American Tower Trust 07-1A, C 144A
  5.615%, 4/15/37 (b)                                    3,685         2,473
Asset Securitization Corp. 96-D3, A1C
  7.400%, 10/13/26                                         137           137
Banc of America Commercial Mortgage, Inc. 05-6, AM
  5.180%, 9/10/47 (c)                                    1,600           941
Bear Stearns Commercial Mortgage Securities
  04-ESA, J 144A 5.817%, 5/14/16(b)                      8,510         8,545
  06-PW12, A4 5.718%, 9/11/38(c)                         4,860         3,954
  05-PWR8, A2 4.484%, 6/11/41                            2,105         1,919
Bear Stearns Structured Products, Inc. 05-10 144A
  3.911%, 4/26/35 (b)(c)(g)                              2,182           480
Chase Mortgage Finance Corp.
  04-S1, M 5.098%, 2/25/19(c)                            1,821         1,234
  04-S3, 3A1 6.000%, 3/25/34                             3,547         3,119
  06-A1, 4A1 6.040%, 9/25/36(c)                          9,979         6,941
Citigroup Mortgage Loan Trust, Inc.
  06-WF1, A2B 5.536%, 3/25/36(c)                           230           228
  06-FX1, A4 6.081%, 10/25/36(c)                         7,000         3,818

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

Citigroup-Deutsche Bank Commercial Mortgage Trust
  05-CD1, A4 5.225%, 7/15/44 (c)                    $    5,000    $    4,147
Countrywide Home Loan Mortgage Pass-Through Trust
  02-34, B2 5.750%, 1/25/33                              1,586         1,054
  02-36, B2 6.000%, 1/25/33                              1,567         1,157
  04-13, 1A1 5.500%, 8/25/34                             4,871         4,383
Credit Suisse First Boston Mortgage Securities Corp.
  02-CKS4, B 5.333%, 11/15/36                            5,000         4,551
Credit-Based Asset Servicing and Securitization LLC
  05-CB6, A3 5.120%, 7/25/35 (c)                         3,705         3,426
Crown Castle Towers LLC
  05-1A, AFX 144A 4.643%, 6/15/35(b)                     8,000         6,800
  05-1A, B 144A 4.878%, 6/15/35(b)                       6,510         4,557
  06-1A, C 144A 5.470%, 11/15/36(b)                      5,000         3,515
First Horizon Asset Securities, Inc. 05-AR1, 2A1
  4.999%, 4/25/35 (c)                                    2,860         1,936
First Plus Home Loan Trust 97-3, M2 7.520%, 11/10/23        30            28
Global Signal Trust 06-1, A2 144A
  5.450%, 2/15/36 (b)                                    6,000         5,144
GMAC Commercial Mortgage Securities, Inc.
  03-C2, A2 5.485%, 5/10/40(c)                           3,310         2,975
  04-C3, A4 4.547%, 12/10/41                             4,820         4,354
GS Mortgage Securities Corp. II
  07-EOP, G 144A 2.396%, 3/6/20(b)(c)                    5,840         3,504
  07-EOP, H 144A 2.526%, 3/6/20(b)(c)                    1,850         1,110
GSR Mortgage Loan Trust 05-AR6, 3A1
  4.560%, 9/25/35 (c)                                    5,512         3,514
Harborview Mortgage Loan Trust 05-9, B10
  2.258%, 6/20/35 (c)(f)                                 4,667           397
IndyMac Index Mortgage Loan Trust
  06-AR25, 3A1 6.253%, 9/25/36(c)                        4,636         2,179
  07-AR2, B1 5.852%, 6/25/37(c)(f)                       4,734           237
JPMorgan Chase Commercial Mortgage Securities Corp.
  01-CIBC, A3 6.260%, 3/15/33                              464           454
  05-LDP5, AM 5.221%, 12/15/44(c)                        1,752         1,033
JPMorgan Mortgage Trust 06-A1, B1
  5.409%, 2/25/36 (c)(f)                                 7,666         1,620
Lehman Brothers - UBS Commercial Mortgage Trust
  06-C3, AM 5.712%, 3/15/39(c)                             945           490
  07-C2, A2 5.303%, 2/15/40                              4,527         3,570


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

  05-C3, AM 4.794%, 7/15/40                         $    7,460    $    4,405
  07-C6, A2 5.845%, 7/15/40                             11,125         8,460
MASTR Resecuritization Trust
  05-2 144A 4.750%, 3/28/34(b)(g)                        1,724           659
  04-3 144A 5.000%, 3/28/34(b)(g)                        1,794           584
  04-2 144A 5.250%, 3/28/34(b)(g)                        3,536         1,295
  05-1 144A 5.000%, 10/28/34(b)(g)                       1,601           529
Merrill Lynch Mortgage Investors Trust 06-3, 2A1
  6.076%, 10/25/36 (c)                                   5,046         3,748
Merrill Lynch Mortgage Trust 04-KEY2, A3
  4.615%, 8/12/39                                        4,000         3,565
Merrill Lynch-Countrywide Commercial Mortgage
  Trust 06-4, A3 5.172%, 12/12/49 (c)                    9,500         7,145
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
  5.532%, 9/25/35 (c)                                    2,130         1,071
PNC Mortgage Acceptance Corp. 00-C2, A2
  7.300%, 10/12/33 (c)                                     204           203
Prudential Securities Secured Financing Corp.
  99-NRF1, F 144A 6.074%, 11/1/31 (b)                    5,000         4,934
Residential Funding Mortgage Securities I, Inc.
  05-SA1, 2A 4.836%, 3/25/35(c)                          2,640         1,711
  06-S4, A2 6.000%, 4/25/36                              7,104         5,944
SBA Commercial Mortgage Backed Securities Trust
  06-1A, A 144A 5.314%, 11/15/36(b)                      7,450         5,960
  06-1A, B 144A 5.451%, 11/15/36(b)                      2,875         2,152
Timberstar Trust 06-1A, A 144A 5.668%, 10/15/36 (b)      2,240         1,447
Wachovia Bank Commercial Mortgage Trust
  04-C12, A2 5.001%, 7/15/41                            12,400        11,957
  07-C30, A5 5.342%, 12/15/43                            6,935         4,538
  05-C22, AM 5.315%, 12/15/44(c)                           720           427
Wachovia Mortgage Loan Trust LLC 06-A, B1
  5.415%, 5/20/36 (c)(f)                                 3,432         1,167
Washington Mutual Mortgage Pass Through Certificates
  06-AR16, 1A1 5.605%, 12/25/36(c)                       6,244         3,609
  00-1, M3 2.721%, 1/25/40(c)                               85            29
Wells Fargo Mortgage Backed Securities Trust
  04-R, 2A1 4.368%, 9/25/34(c)                           4,297         3,069
  04-EE, 2A3 4.161%, 12/25/34(c)                           117            80
  05-AR16, 6A3 5.002%, 10/25/35(c)                       7,396         5,234
  05-14, 2A1 5.500%, 12/25/35                           10,561         7,340
  06-AR2, B1 5.107%, 3/25/36(c)(f)                      13,928         3,594

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

  07-AR3, A4 6.059%, 4/25/37(c)                     $   14,350    $    8,894
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $301,888)                                           211,712
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--11.0%

ARGENTINA--0.1%
Republic of Argentina Series GDP 2.280%, 12/15/35(c)    44,890         1,347
                                                                  ----------

BRAZIL--1.3%
Federative Republic of Brazil
  10.000%, 8/7/11                                        9,000        10,395
  7.875%, 3/7/15                                         1,000         1,140
  12.500%, 1/5/16                                        3,414(i)      1,541
  12.500%, 1/5/22                                        8,000(i)      3,679
                                                                  ----------
                                                                      16,755
                                                                  ----------

CANADA--1.0%
Commonwealth of Canada 2.750%, 12/1/10                  16,245(j)     13,567
                                                                  ----------

COLOMBIA--0.7%
Republic of Colombia
  10.000%, 1/23/12                                       4,850         5,444
  12.000%, 10/22/15                                  7,975,000(k)      3,918
                                                                  ----------
                                                                       9,362
                                                                  ----------

COSTA RICA--0.3%
Republic of Costa Rica 144A 6.548%, 3/20/14 (b)          4,000         3,800
                                                                  ----------

GERMANY--1.3%
Federal Republic of Germany Series 147
  2.500%, 10/8/10                                       12,075(l)     16,972
                                                                  ----------

INDONESIA--0.6%
Republic of Indonesia
  Series FR-23 11.000%, 12/15/12                    44,100,000(m)      3,935
  RegS 7.500%, 1/15/16(e)                                4,850         4,197
                                                                  ----------
                                                                       8,132
                                                                  ----------

MEXICO--0.2%
Republic of Mexico 9.000%, 12/20/12                     42,500(n)      3,215
                                                                  ----------

NORWAY--0.8%
Kingdom of Norway 6.000%, 5/16/11                       64,725(o)      9,959
                                                                  ----------

PHILIPPINES--0.9%
Republic of Philippines
  9.875%, 3/16/10                                        5,710         5,967


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

PHILIPPINES--(CONTINUED)
  8.375%, 2/15/11                                   $    6,135    $    6,411
                                                                  ----------
                                                                      12,378
                                                                  ----------

RUSSIA--0.0%
Russian Federation RegS 8.250%, 3/31/10 (e)                405           414
                                                                  ----------

SWEDEN--0.8%
Kingdom of Sweden Series 1048 4.000%, 12/1/09           80,370(q)     10,412
                                                                  ----------

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS
  9.875%, 10/1/09 (e)                                    3,000         3,090
                                                                  ----------

VENEZUELA--2.8%
Republic of Venezuela
  RegS 5.375%, 8/7/10(e)                                22,927        17,883
  8.500%, 10/8/14                                       16,225         8,518
  RegS 5.750%, 2/26/16(e)                               21,035         9,045
  9.250%, 9/15/27                                        2,000         1,080
                                                                  ----------
                                                                      36,526
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $169,890)                                           145,929
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--9.4%

AUSTRALIA--1.0%
National Australia Bank Ltd. 144A
  5.350%, 6/12/13 (b)                                    9,715         9,363
Rio Tinto Finance USA Ltd. 5.875%, 7/15/13               4,865         3,875
                                                                  ----------
                                                                      13,238
                                                                  ----------

CANADA--0.9%
Barrick Gold Financeco LLC 6.125%, 9/15/13               4,500         4,267
Catalyst Paper Corp.
  Series D 8.625%, 6/15/11                               4,000         1,760
  7.375%, 3/1/14                                         1,055           396
Petro-Canada 6.050%, 5/15/18                             1,200           989
Rogers Wireless Communications, Inc.
  8.000%, 12/15/12                                         700           674
Thomson Reuters Corp. 4.250%, 8/15/09                    1,000           988
Videotron Ltee / Quebecor Media, Inc.
  6.375%, 12/15/15                                       3,500         2,765
                                                                  ----------
                                                                      11,839
                                                                  ----------

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------


CHILE--0.4%
Celulosa Arauco y Constitucion SA 7.750%, 9/13/11   $    4,780    $    4,960
                                                                  ----------

CHINA--0.1%
NXP BV/NXP Funding LLC 7.503%, 10/15/13(c)               3,040         1,022
                                                                  ----------

CYPRUS--0.2%
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (b)                4,940         3,013
                                                                  ----------

FRANCE--0.2%
Compagnie Generale de Geophysique-Veritas
  7.750%, 5/15/17                                        3,600         2,106
                                                                  ----------

GERMANY--0.2%
Deutsche Bank AG 4.875%, 5/20/13                         1,835         1,802
Deutsche Telekom International Finance BV
  8.000%, 6/15/10                                        1,000         1,030
                                                                  ----------
                                                                       2,832
                                                                  ----------

HONG KONG--0.1%
Hutchison Whampoa International Ltd. 144A
  5.450%, 11/24/10 (b)                                   2,000         2,015
                                                                  ----------

INDIA--0.3%
ICICI Bank Ltd. 144A 5.750%, 11/16/10 (b)                4,775         4,057
                                                                  ----------

INDONESIA--0.1%
Majapahit Holding BV 144A 7.250%, 6/28/17 (b)            2,250         1,181
                                                                  ----------

ISRAEL--0.2%
Israel Electric Corp. Ltd. 144A 7.250%, 1/15/19 (b)      2,285         2,131
                                                                  ----------

KAZAKHSTAN--0.3%
Kazkommerts International BV RegS
  8.000%, 11/3/15 (e)                                    1,000           480
KazMunaiGaz Finance Sub BV 144A 8.375%, 7/2/13 (b)       3,900         3,042
                                                                  ----------
                                                                       3,522
                                                                  ----------

LUXEMBOURG--0.3%
ArcelorMittal 5.375%, 6/1/13                             4,825         3,257
OJSC Vimpel Communications (VIP Finance
  Ireland Ltd.) 144A 8.375%, 4/30/13 (b)                 1,400           903
                                                                  ----------
                                                                       4,160
                                                                  ----------


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

MALAYSIA--0.2%
Malaysia International Shipping Corporation
  Capital Ltd. 144A 5.000%, 7/1/09 (b)              $    2,800    $    2,814
                                                                  ----------

MEXICO--0.3%
Fideicomiso Petacalco Trust 144A
  10.160%, 12/23/09 (b)                                  2,172         2,215
Pemex Project Funding Master Trust 144A
  3.296%, 6/15/10 (b)(c)                                 1,500         1,425
                                                                  ----------
                                                                       3,640
                                                                  ----------

QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
  3.437%, 9/15/09 (b)                                      984           928
                                                                  ----------

RUSSIA--1.8%
European Bank for Reconstruction & Development
  6.000%, 2/14/12                                       81,000(p)      1,682
Gaz Capital SA 144A 7.343%, 4/11/13 (b)                  2,000         1,620
Gazprom International SA 144A 7.201%, 2/1/20 (b)         2,415         1,763
Gazprom OAO (Gaz Capital SA) 144A
  6.212%, 11/22/16(b)                                   10,405         6,867
  6.510%, 3/7/22(b)                                      3,235         1,925
International Bank For Reconstruction &
  Development 5.750%, 6/25/10                           65,850(p)      1,663
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
  5.670%, 3/5/14 (b)                                     5,715         3,701
Russian Agricultural Bank OJSC (RSHB Capital SA)
  144A 6.299%, 5/15/17 (b)                               2,905         1,656
TNK-BP Finance SA
  RegS 6.125%, 3/20/12(e)                                4,210         2,369
  144A 7.500%, 3/13/13(b)                                1,750         1,094
                                                                  ----------
                                                                      24,340
                                                                  ----------

SOUTH AFRICA--0.3%
Sappi Pappier Holding AG 144A 6.750%, 6/15/12 (b)        5,000         3,738
                                                                  ----------

SOUTH KOREA--0.4%
Export-Import Bank of Korea 4.500%, 8/12/09              1,355         1,338
Korea Development Bank
  3.875%, 3/2/09                                         3,000         2,985
  5.300%, 1/17/13                                        1,113         1,011
                                                                  ----------
                                                                       5,334
                                                                  ----------

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

TURKEY--0.1%
Bosphorus Financial Services Ltd. 144A
  3.949%, 2/15/12 (b)(c)                            $    1,625    $    1,383
                                                                  ----------

UKRAINE--0.1%
NAK Naftogaz Ukrainy (Standard Bank London
  Holdings plc) 8.125%, 9/30/09                          2,900         1,436
                                                                  ----------

UNITED ARAB EMIRATES--0.4%
Abu Dhabi National Energy Co. 144A
  5.620%, 10/25/12(b)                                    6,730         5,384
                                                                  ----------

UNITED KINGDOM--0.4%
British Telecommunications plc 8.625%, 12/15/10          1,500         1,543
HBOs plc 144A 6.750%, 5/21/18 (b)                          685           603
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (b)           2,715         1,738
Vedanta Resources plc 144A 8.750%, 1/15/14 (b)           3,400         1,938
                                                                  ----------
                                                                       5,822
                                                                  ----------

UNITED STATES--0.9%
Canadian National Resources Ltd. 4.900%, 12/1/14         2,916         2,637
Credit Suisse New York 5.000%, 5/15/13                   4,335         4,172
CRH America, Inc. 5.625%, 9/30/11                        3,500         2,732
Nova Chemicals Corp. 5.720%, 11/15/13(c)                 7,659         2,949
                                                                  ----------
                                                                      12,490
                                                                  ----------

VENEZUELA--0.1%
Corporacion Andina de Fomento 5.200%, 5/21/13            1,000           891
                                                                  ----------
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $167,142)                                           124,276
-------------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc. Cv. 2.875%, 9/30/10        1,195           932
                                                                  ----------
-------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $1,102)                                                 932
-------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--10.5%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F 4.250%, 3/31/14                925           796
                                                                  ----------

AEROSPACE & DEFENSE--0.1%
TransDigm, Inc. Tranche 5.210%, 6/23/13                  1,882         1,519
                                                                  ----------


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

APPAREL RETAIL--0.1%
HBI Branded Apparel Ltd., Inc. Tranche
  6.545%, 3/5/14                                    $    1,885    $    1,379
                                                                  ----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
Hanesbrands, Inc. Tranche B 4.548%, 9/5/13               1,268         1,025
Totes Isotoner Corp. Tranche B 6.500%, 1/16/13             453           235
                                                                  ----------
                                                                       1,260
                                                                  ----------

APPLICATION SOFTWARE--0.1%
Getty Tranche B 8.053%, 2/15/13                          1,716         1,542
                                                                  ----------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. Tranche B 5.470%, 12/16/13                4,561         1,871
General Motors Corp. Tranche B 6.378%, 11/29/13          1,684           778
                                                                  ----------
                                                                       2,649
                                                                  ----------

BROADCASTING--0.8%
Charter Communications Operating LLC Tranche
  4.800%, 3/6/14                                         4,904         3,631
CSC Holdings, Inc. Tranche A-1 4.569%, 2/24/12             595           506
DIRECTV Holdings LLC Tranche B 3.963%, 4/13/13             551           487
Intelstat Corp.
  Tranche B-A 6.650%, 1/3/14                               965           792
  Tranche B-B 6.650%, 1/3/14                               965           792
  Tranche B-1 6.650%, 1/3/14                               965           791
MCC Georgia LLC Tranche E 6.667%, 1/3/16                   550           430
Mediacom LLC Tranche C 3.775%, 1/31/15                   4,348         2,826
                                                                  ----------
                                                                      10,255
                                                                  ----------

COMMODITY CHEMICALS--0.3%
Celanese Holdings LLC Tranche B 5.553%, 4/2/14           5,183         3,603
                                                                  ----------

COMMUNICATIONS EQUIPMENT--0.3%
CommScope, Inc. Tranche B 5.245%, 12/27/14               5,543         4,088
                                                                  ----------

CONSUMER FINANCE--0.1%
Hertz Corp.
  Tranche B 4.340%, 12/21/12                             1,346           827
  Letter of Credit 4.704%, 12/21/12                        285           175
                                                                  ----------
                                                                       1,002
                                                                  ----------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
First Data Corp.
  Tranche B-2 6.162%, 9/24/14                              495           320

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

DATA PROCESSING & OUTSOURCED SERVICES--(CONTINUED)
  Tranche B-1 6.162%, 9/24/14                       $    1,990    $    1,275
  Tranche B-3 6.230%, 9/24/14                            6,361         4,071
Reynolds & Reynolds Co. (The) Tranche FL
  5.704%, 10/24/12                                       5,638         2,721
                                                                  ----------
                                                                       8,387
                                                                  ----------

DEPARTMENT STORES--0.3%
Neiman-Marcus Group, Inc. (The) Tranche
  4.565%, 4/6/13                                         7,028         4,519
                                                                  ----------

DISTRIBUTORS--0.1%
Building Materials Holding Corp. Tranche B
  7.631%, 11/10/11                                       3,733         1,587
                                                                  ----------

DIVERSIFIED REAL ESTATE ACTIVITIES--0.0%
Tropicana Entertainment LLC Tranche B 8.250%, 1/3/12       450           110
                                                                  ----------

DIVERSIFIED SUPPORT SERVICES--0.1%
ARAMARK Corp.
  Tranche B-1 4.676%, 1/26/14                            1,184           987
  Letter of Credit 4.676%, 1/26/14                          75            63
                                                                  ----------
                                                                       1,050
                                                                  ----------

ELECTRIC UTILITIES--0.3%
Texas Competitive Electric Holdings Co. LLC
  Tranche B-2 6.139%, 10/10/14                           2,279         1,586
  Tranche B-3 6.265%, 10/10/14                           3,347         2,343
                                                                  ----------
                                                                       3,929
                                                                  ----------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche B 5.063%, 1/31/14            2,285         1,964
                                                                  ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Duratek, Inc. Tranche B-1 5.470%, 6/30/16                  333           228
EnergySolutions, Inc. Tranche B 5.470%, 6/7/13             694           475
EnviroCare Tranche B 5.440%, 6/30/16                        45            31
                                                                  ----------
                                                                         734
                                                                  ----------

HEALTH CARE FACILITIES--0.7%
HCA, Inc.
  Tranche A 5.762%, 11/18/12                             2,177         1,849
  Tranche B 6.012%, 11/18/13                             2,848         2,248
Health Management Associates, Inc. Tranche B
  4.551%, 2/28/14                                        1,175           739
HealthSouth Corp. Tranche 4.680%, 3/10/13                3,168         2,485



                                                    PAR VALUE       VALUE
                                                    ----------    ----------


HEALTH CARE FACILITIES--(CONTINUED)
LifePoint Hospitals, Inc. Tranche B 4.435%, 4/15/12 $    2,778    $    2,342
                                                                  ----------
                                                                       9,663
                                                                  ----------

HEALTH CARE SERVICES--0.5%
DaVita, Inc. Tranche B 5.321%, 10/5/12                   4,157         3,692
Psychiatric Solutions, Inc. Tranche 4.241%, 7/1/12       4,515         3,574
                                                                  ----------
                                                                       7,266
                                                                  ----------

HOUSEHOLD PRODUCTS--0.1%
Yankee Candle Co., Inc. Tranche B 5.600%, 2/6/14         2,672         1,426
                                                                  ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Mirant North America LLC Tranche B 4.494%, 1/3/13          756           665
NRG Energy, Inc.
  Letter of Credit 4.301%, 2/1/13                        2,380         2,095
  Tranche B 5.262%, 2/1/13                               6,794         5,983
                                                                  ----------
                                                                       8,743
                                                                  ----------

INTEGRATED TELECOMMUNICATION SERVICES--0.7%
Level 3 Communications, Inc. Tranche B
  7.000%, 3/13/14                                          667           424
NTELOS, Inc. Tranche B-1 3.690%, 8/24/11                 5,524         4,677
Time Warner Telecom Holdings, Inc. Tranche B
  3.820%, 1/7/13                                         5,155         3,960
                                                                  ----------
                                                                       9,061
                                                                  ----------

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B
  5.377%, 5/17/13                                        1,994           827
PTI Group, Inc. Tranche 9.250%, 2/28/13                  1,435           861
                                                                  ----------
                                                                       1,688
                                                                  ----------

METAL & GLASS CONTAINERS--0.3%
Anchor Glass Container Corp. Tranche 7.750%, 6/1/13      4,585         3,783
                                                                  ----------

OIL & GAS EQUIPMENT & SERVICES--0.2%
Helix Energy Solutions Group, Inc. Tranche
  5.058%, 7/1/13                                         3,357         2,341
                                                                  ----------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
ATP Oil & Gas Corp.
  Tranche B-2 8.500%, 1/15/11                              919           530

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE       VALUE
                                                    ----------    ----------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
  Tranche B-1 8.500%, 7/15/14                       $    2,938    $    1,697
                                                                  ----------
                                                                       2,227
                                                                  ----------

PACKAGED FOODS & MEATS--0.1%
Wrigley (WM) Jr. Co. Tranche B 6.634%, 10/6/14           2,123         2,040
                                                                  ----------

PAPER PRODUCTS--0.9%
Boise Paper Holdings LLC
  Tranche B 7.500%, 2/22/14                              4,279         3,364
  Tranche 10.000%, 2/22/15                               2,790           697
Georgia-Pacific Corp.
  Tranche B 5.474%, 12/20/10                             1,215         1,086
  Tranche B-1 4.997%, 12/20/12                           4,399         3,645
NewPage Corp. Tranche B 7.000%, 12/21/14                 4,214         2,736
                                                                  ----------
                                                                      11,528
                                                                  ----------

PUBLISHING--0.1%
Idearc, Inc. Tranche B 4.605%, 11/17/14                  3,693         1,159
                                                                  ----------

SEMICONDUCTORS--0.4%
Freescale Semiconductor, Inc. Tranche
  4.214%, 12/1/13                                        9,951         5,941
                                                                  ----------

SPECIALIZED FINANCE--0.4%
Sungard Data Systems, Inc. Tranche B
  4.553%, 2/28/14                                        7,838         5,341
                                                                  ----------

SPECIALTY CHEMICALS--0.3%
Compass Minerals Group, Inc. Tranche B
  4.540%, 12/22/12                                         877           745
Huntsman International LLC Tranche B
  4.213%, 8/16/12                                        2,489         1,563
JohnsonDiversey, Inc.
  Tranche 4.791%, 12/16/10                                  54            47
  Tranche B 4.791%, 12/16/11                             1,312         1,141
                                                                  ----------
                                                                       3,496
                                                                  ----------

WIRELESS TELECOMMUNICATION SERVICES--1.0%
ALLTEL Communications, Inc.
  Tranche B-2 5.564%, 5/15/15                            1,587         1,567
  Tranche B-3 6.000%, 5/15/15                            4,811         4,773
Cricket Communications, Inc. Tranche B
  6.500%, 6/16/13                                        3,510         2,924


                                                    PAR VALUE       VALUE
                                                    ----------    ----------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
MetroPCS Wireless, Inc. Tranche B
  4.906%, 2/20/14                                   $    4,701    $    3,824
                                                                  ----------
                                                                      13,088
-------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $194,380)                                           139,164
-------------------------------------------------------------------------------

FOREIGN LOAN AGREEMENTS(c)(d)--0.4%

GERMANY--0.2%
Fresenius Medical Care AG & Co. KGaA Tranche B
  5.026%, 3/31/13                                        3,634         3,161
                                                                  ----------

UNITED KINGDOM--0.1%
Ineos Group Holdings plc
  Tranche B-2 5.840%, 12/16/13                           1,357           592
  Tranche C-2 5.385%, 12/16/14                           1,357           595
                                                                  ----------
                                                                       1,187
                                                                  ----------

UNITED STATES--0.1%
Yell Group plc Tranche B-1 4.463%, 10/27/12              1,925         1,105
                                                                  ----------
-------------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $8,378)                                               5,453
-------------------------------------------------------------------------------


                                                      SHARES         VALUE
                                                    ----------    ----------

DOMESTIC PREFERRED STOCK--0.0%

CONSUMER FINANCE--0.0%
Preferred Blocker, Inc. (GMAC) Pfd. 9.000%                 702           221
                                                                  ----------
-------------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCK
(IDENTIFIED COST $221)                                                   221
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $1,637,748)                                       1,307,848
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $1,637,748)                                       1,307,848(a)

Other assets and liabilities, net--1.3%                               17,091
                                                                  ----------
NET ASSETS--100.0%                                                $1,324,939
                                                                  ==========

                    VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


ABBREVIATIONS
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
JPY   Japanese Yen
MBIA  Municipal Bond Insurance Association
REIT  Real Estate Investment Trust
SBA   Small Business Adminstration
USD   United States Dollar

FOOTNOTE LEGEND
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, these securities amounted to a value of $188,625 or 14.2% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f)   Illiquid security.
(g) Illiquid and restricted security. At December 31, 2008, these securities amounted to a value of $3,547 or 0.3% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(h)   Security in default.
(i)   Par value represents Brazilian Real (reported in thousands).
(j)   Par value represents Canadian Dollar (reported in thousands).
(k)   Par value represents Colombian Peso (reported in thousands).
(l)   Par value represents Euro (reported in thousands).
(m)   Par value represents Indonesian Rupiah (reported in thousands).
(n)   Par value represents Mexican Peso (reported in thousands).
(o)   Par value represents Norwegian Krone (reported in thousands).
(p)   Par value represents Russian Ruble (reported in thousands).
(q)   Par value represents Swedish Krona (reported in thousands).
(r)   Amounts are less than $500 (not reported in thousands).


At December 31, 2008, the Fund had entered into forward currency contracts as follows:

                                                                         UNREALIZED
                                             SETTLEMENT                 APPRECIATION
CONTRACTS TO RECEIVE     IN EXCHANGE FOR         DATE       VALUE      (DEPRECIATION)
--------------------     ---------------     ----------     -------     -------------
JPY      635,505         USD    6,500        2/13/2009       $7,017            $517
                                                                               ----
                                                                                517
                                                                               ====

                        VIRTUS SENIOR FLOATING RATE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE         VALUE
                                                    ----------       -------

FOREIGN CORPORATE BONDS(c)--1.0%

UNITED STATES--1.0%
Nova Chemicals Corp. 5.720%, 11/15/13(b)            $      325       $   125
                                                                     -------
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $287)                                                   125
----------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(b)--86.3%

AEROSPACE & DEFENSE--3.4%
TransDigm, Inc. Tranche 5.210%, 6/23/13                    520           420
                                                                     -------

APPAREL, ACCESSORIES & LUXURY GOODS--1.9%
Hanesbrands, Inc. Tranche B 5.258%, 9/5/13                 285           231
                                                                     -------

APPLICATION SOFTWARE--0.9%
Getty Tranche B 8.053%, 6/30/15                            125           112
                                                                     -------

AUTOMOBILE MANUFACTURERS--2.2%
Ford Motor Co. Tranche B 5.000%, 12/16/13                  559           229
General Motors Corp. Tranche B 5.795%, 11/29/13            108            50
                                                                     -------
                                                                         279
                                                                     -------

BROADCASTING--3.0%
CSC Holdings, Inc. Tranche A-1 2.945%, 2/24/12             397           338
MCC Georgia LLC Tranche E 6.750%, 1/3/16                    40            31
                                                                     -------
                                                                         369
                                                                     -------

COMMODITY CHEMICALS--2.2%
Celanese Holdings LLC Tranche B 5.553%, 4/2/14             397           276
                                                                     -------

COMMUNICATIONS EQUIPMENT--1.9%
CommScope, Inc. Tranche B 5.245%, 12/27/14                 322           237
                                                                     -------

DATA PROCESSING & OUTSOURCED SERVICES--5.9%
First Data Corp. Tranche B-3 5.948%, 9/24/14               680           435
Reynolds & Reynolds Co. (The) Tranche FL
  4.770%, 10/24/12                                         616           298
                                                                     -------
                                                                         733
                                                                     -------

ELECTRIC UTILITIES--3.7%
Texas Competitive Electric Holdings Co. LLC
  Tranche B-3 6.315%, 10/10/14                             660           462
                                                                     -------

HEALTH CARE FACILITIES--8.4%
Community Health Systems, Inc.
  Tranche DD 3.189%, 7/25/14                                32            25



                                                    PAR VALUE         VALUE
                                                    ----------       -------

HEALTH CARE FACILITIES--(CONTINUED)
  Tranche 4.712%, 7/25/14                           $      627       $   494
HCA, Inc. Tranche A 5.762%, 11/18/12                       622           529
                                                                     -------
                                                                       1,048
                                                                     -------

HEALTH CARE SERVICES--4.8%
DaVita, Inc. Tranche B 4.568%, 10/5/12                     400           355
Psychiatric Solutions, Inc. Tranche 3.406%, 7/1/12         304           241
                                                                     -------
                                                                         596
                                                                     -------

HEALTH CARE SUPPLIES--2.7%
Bausch & Lomb, Inc.
  Tranche B 7.012%, 4/26/15                                397           273
  Tranche DD 7.301%, 4/26/15                               100            69
                                                                     -------
                                                                         342
                                                                     -------

HOUSEHOLD PRODUCTS--1.6%
Yankee Candle Co., Inc. Tranche B 4.595%, 2/6/14           375           200
                                                                     -------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.6%
NRG Energy, Inc.
  Tranche B 5.262%, 2/1/13                                 251           221
  Letter of Credit 5.262%, 2/1/13                          123           108
                                                                     -------
                                                                         329
                                                                     -------

INDUSTRIAL MACHINERY--2.9%
Manitowoc Co., Inc. Tranche B 7.250%, 4/14/14              500           358
                                                                     -------

INTEGRATED TELECOMMUNICATION SERVICES--7.5%
NTELOS, Inc. Tranche B-1 4.530%, 8/24/11                   645           546
Time Warner Telecom Holdings, Inc. Tranche B
  3.820%, 1/7/13                                           510           392
                                                                     -------
                                                                         938
                                                                     -------

LEISURE FACILITIES--0.4%
PTI Group, Inc. Tranche 9.250%, 2/28/13                     80            48
                                                                     -------

METAL & GLASS CONTAINERS--1.8%
Anchor Glass Container Corp. Tranche 7.979%, 6/1/13        265           219
                                                                     -------

OIL & GAS EQUIPMENT & SERVICES--3.0%
Helix Energy Solutions Group, Inc. Tranche
  5.058%, 7/1/13                                           531           371
                                                                     -------

OIL & GAS EXPLORATION & PRODUCTION--1.6%
ATP Oil & Gas Corp.

                        VIRTUS SENIOR FLOATING RATE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE         VALUE
                                                    ----------       -------

OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
  Tranche B-2 8.500%, 1/15/11                       $       79       $    46
  Tranche B-1 8.500%, 7/15/14                              254           146
                                                                     -------
                                                                         192
                                                                     -------

PACKAGED FOODS & MEATS--0.9%
Wrigley (WM) Jr. Co. Tranche B 7.750%, 10/6/14             112           108
                                                                     -------

PAPER PRODUCTS--8.6%
Boise Paper Holdings LLC
  Tranche B 7.500%, 2/22/14                                498           391
  Tranche 10.000%, 2/22/15                                  33             8
Georgia-Pacific Corp. Tranche B-1 3.648%, 12/20/12         466           386
NewPage Corp. Tranche B 7.000%, 12/21/14                   448           291
                                                                     -------
                                                                       1,076
                                                                     -------

PUBLISHING--1.3%
Idearc, Inc. Tranche B 4.605%, 11/17/14                    530           166
                                                                     -------

SEMICONDUCTORS--0.5%
Freescale Semiconductor, Inc. Tranche
  3.931%, 12/1/13                                           99            59
                                                                     -------

SPECIALIZED FINANCE--2.8%
Sungard Data Systems, Inc. Tranche B
  3.856%, 2/28/14                                          520           354
                                                                     -------

SPECIALTY CHEMICALS--3.5%
JohnsonDiversey, Inc.
  Tranche 5.193%, 12/16/10                                  76            67
  Tranche B 5.193%, 12/16/11                               426           370
                                                                     -------
                                                                         437
                                                                     -------

WIRELESS TELECOMMUNICATION SERVICES--6.3%
ALLTEL Communications, Inc. Tranche B-2
  5.316%, 5/15/15                                          308           304


                                                    PAR VALUE         VALUE
                                                    ----------      --------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
MetroPCS Wireless, Inc. Tranche B
  4.594%, 2/20/14                                   $      595       $   484
                                                                     -------
                                                                         788
----------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $14,202)                                             10,748
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--87.3%
(IDENTIFIED COST $14,489)                                             10,873
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--12.2%

                                                      SHARES         VALUE
                                                    ----------      -------

MONEY MARKET MUTUAL FUNDS--12.2%
State Street Institutional Liquid Reserves Fund
  (seven-day effective yield 1.461%)                 1,523,037         1,523
                                                                     -------
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,523)                                               1,523
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $16,012)                                             12,396(a)

Other assets and liabilities, net--0.5%                                   56
                                                                     -------
NET ASSETS--100.0%                                                   $12,452
                                                                     =======



FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)



                                                      SHARES         VALUE
                                                   -----------     ---------
FOREIGN COMMON STOCKS(c)--91.7%

AUSTRALIA--5.1%
Coca-Cola Amatil Ltd. (Soft Drinks)                 1,236,839      $   7,948
QBE Insurance Group Ltd. (Property &
 Casualty Insurance)                                  869,774         15,720
Woolworths Ltd. (Food Retail)                       1,122,935         20,938
                                                                   ---------
                                                                      44,606
                                                                   ---------
BRAZIL--5.7%
Banco Itau Holding Financeira SA ADR
 (Diversified Banks)                                1,274,882         14,789
Companhia de Bebidas das Americas ADR
 (Brewers)                                            170,228          7,543
Petroleo Brasileiro SA ADR
 (Integrated Oil & Gas)                               371,837          9,106
Petroleo Brasileiro SA Sponsored ADR
 (Integrated Oil & Gas)                               243,300          4,966
Redecard SA (Consumer Finance)                        297,000          3,273
Souza Cruz SA (Tobacco)                               574,677         10,867
                                                                   ---------
                                                                      50,544
                                                                   ---------
CANADA--1.0%
Canadian Natural Resources Ltd.
 (Oil & Gas Exploration & Production)(d)               21,700            868
Canadian Natural Resources Ltd.
 (Oil & Gas Exploration & Production)(f)              199,520          7,879
                                                                   ---------
                                                                       8,747
                                                                   ---------
CHINA--1.1%
China Mobile Ltd. (Wireless
 Telecommunication Services)                          380,555          3,861
CNOOC Ltd. (Oil & Gas Exploration & Production)     6,402,906          6,090
                                                                   ---------
                                                                       9,951
                                                                   ---------
DENMARK--3.0%
Novo Nordisk A/S Class B (Pharmaceuticals)            515,110         26,571
                                                                   ---------
FRANCE--5.6%
Air Liquide (Industrial Gases)                        125,291         11,474
Cie Generale D'optique Essilor
 International SA (Health Care Supplies)              333,956         15,687
Total SA (Integrated Oil & Gas)                       400,838         22,038
                                                                   ---------
                                                                      49,199
                                                                   ---------


                                                      SHARES         VALUE
                                                   -----------     ---------
GERMANY--1.0%
RWE AG (Multi-Utilities)                               97,580      $   8,667
                                                                   ---------
HONG KONG--0.4%
Jardine Matheson Holdings Ltd.
 (Industrial Conglomerates)                           210,936          3,902
                                                                   ---------
INDIA--10.9%
Bharti Airtel Ltd. (Wireless
 Telecommunication Services)(b)                     1,108,846         16,345
HDFC Bank Ltd. (Diversified Banks)                    506,450         10,468
HDFC Bank Ltd. ADR (Diversified Banks)                207,022         14,777
Hindustan Unilever Ltd. (Personal Products)         2,356,541         12,184
Housing Development Finance Corp.
 (Consumer Finance)                                   686,797         21,017
ITC Ltd. (Tobacco)                                  3,226,100         11,412
United Spirits Ltd. (Brewers)                         551,426         10,082
                                                                   ---------
                                                                      96,285
                                                                   ---------
JAPAN--7.9%
Millea Holdings, Inc. (Property &
 Casualty Insurance)                                  952,800         28,231
Nintendo Co. Ltd. (Home Entertainment Software)        26,800         10,242
Secom Co. Ltd. (Security & Alarm Services)            604,900         31,214
                                                                   ---------
                                                                      69,687
                                                                   ---------
LUXEMBOURG--0.0%
Reinet Investments SCA (Asset Management &
 Custody Banks)                                        20,341            198
                                                                   ---------
MEXICO--1.9%
America Movil S.A.B. de C.V. ADR Series L
 (Wireless Telecommunication Services)                208,853          6,472
Fomento Economico Mexicano S.A. de C.V. ADR
 (Soft Drinks)                                        329,000          9,913
                                                                   ---------
                                                                      16,385
                                                                   ---------
NETHERLANDS--5.2%
Core Laboratories N.V. (Oil & Gas
 Equipment & Services)                                447,768         26,803
Schlumberger Ltd. (Oil & Gas Equipment &
 Services)(d)                                         153,361          6,492
Schlumberger Ltd. (Oil & Gas Equipment &
 Services)(e)                                          20,095            832
Unilever N.V. (Packaged Foods & Meats)                486,888         11,801
                                                                   ---------
                                                                      45,928
                                                                   ---------

                        VIRTUS FOREIGN OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)



                                                      SHARES         VALUE
                                                   -----------     ---------
NORWAY--1.0%
Orkla ASA (Industrial Conglomerates)                1,351,047      $   8,989
                                                                   ---------
SOUTH KOREA--1.0%
KT&G Corp. (Tobacco)(b)                               138,839          8,782
                                                                   ---------
SPAIN--8.7%
Enagas S.A. (Gas Utilities)                         1,877,681         41,462
Red Electrica Corp. S.A.
 (Electric Utilities)                                 690,200         35,184
                                                                   ---------
                                                                      76,646
                                                                   ---------
SWITZERLAND--15.7%
Lindt & Spruengli AG (Packaged Foods & Meats)           5,065          9,477
Nestle S.A. Registered Shares
 (Packaged Foods & Meats)                             825,500         32,688
Novartis AG Registered Shares (Pharmaceuticals)       173,800          8,704
Philip Morris International, Inc. (Tobacco)         1,111,615         48,367
Roche Holding AG Registered Shares
 (Pharmaceuticals)                                    178,821         27,685
Synthes, Inc. (Health Care Equipment)                  90,600         11,355
                                                                   ---------
                                                                     138,276
                                                                   ---------
TAIWAN--0.0%
Taiwan Semiconductor Manufacturing Co. Ltd.,
 Sponsored ADR (Semiconductors)                        26,418            209
                                                                   ---------
United Kingdom--16.5%
BG Group plc (Integrated Oil & Gas)                   919,169         12,723
BP plc (Integrated Oil & Gas)                          67,213            519
British American Tobacco plc (Tobacco)              1,742,016         45,444
Diageo plc (Distillers & Vintners)                  1,066,313         14,982
Imperial Tobacco Group plc (Tobacco)                  898,956         24,012
Reckitt Benckiser Group plc
 (Household Products)                                 541,165         20,278
                                                                   ---------


                                                      SHARES         VALUE
                                                   -----------     ---------
UNITED KINGDOM--(CONTINUED)
Tesco plc (Food Retail)                             5,402,929      $  28,133
                                                                   ---------
                                                                     146,091
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $953,133)                                           809,663
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.7%
(IDENTIFIED COST $953,133)                                           809,663
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.9%


MONEY MARKET MUTUAL FUNDS--3.9%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 1.461%)                 34,195,891        34,196
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $34,196)                                             34,196
----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.6%
(IDENTIFIED COST $987,329)                                           843,859(a)

Other assets and liabilities, net--4.4%                               38,706
                                                                   ---------
NET ASSETS--100.0%                                                 $ 882,565
                                                                   =========


ABBREVIATIONS:
ADR American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d) Shares traded on NYSE.
(e) Shares traded on Alt-X Exchange.
(f) Shares traded on Toronto exchange.

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                   (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)


                                                      SHARES          VALUE
                                                    ----------       -------

DOMESTIC COMMON STOCKS--32.8%


UNITED STATES--32.8%
Abbott Laboratories (Pharmaceuticals)                      760       $    41
Acuity Brands, Inc. (Electrical Components &
  Equipment)                                               810            28
Adobe Systems, Inc. (Application Software)(b)            2,270            48
Aetna, Inc. (Managed Health Care)                        3,460            99
AFLAC, Inc. (Life & Health Insurance)                    4,220           193
AGCO Corp. (Construction & Farm Machinery & Heavy
  Trucks)(b)                                             1,370            32
Agilent Technologies, Inc. (Electronic Equipment &
  Instruments)(b)                                        2,250            35
AK Steel Holding Corp. (Steel)                           1,480            14
Altria Group, Inc. (Tobacco)                             7,130           107
Ameriprise Financial, Inc. (Asset Management &
  Custody Banks)                                         3,610            84
Amgen, Inc. (Biotechnology)(b)                           3,990           230
Annaly Capital Management, Inc. (Mortgage REITs)         7,610           121
AON Corp. (Insurance Brokers)                            2,440           111
Apollo Group, Inc. Class A (Education Services)(b)         580            44
Apple, Inc. (Computer Hardware)(b)                         830            71
Ares Capital Corp. (Asset Management & Custody
  Banks)                                                 2,830            18
AT&T, Inc. (Integrated Telecommunication Services)      14,619           417
Automatic Data Processing, Inc. (Data Processing &
  Outsourced Services)                                   3,440           135
Avery Dennison Corp. (Office Services & Supplies)        1,530            50
Bank of America Corp. (Other Diversified Financial
  Services)                                              7,940           112
Bank of Hawaii Corp. (Regional Banks)                    1,860            84
Bank of New York Mellon Corp. (The) (Asset
  Management & Custody Banks)                            9,823           278
Big Lots, Inc. (General Merchandise Stores)(b)           2,070            30
BJ's Wholesale Club, Inc. (Hypermarkets & Super
  Centers)(b)                                            2,370            81
Block (H&R), Inc. (Specialized Consumer Services)        1,320            30
BMC Software, Inc. (Systems Software)(b)                 1,680            45
Boeing Co. (The) (Aerospace & Defense)                   2,450           105


                                                      SHARES          VALUE
                                                    ----------       -------


UNITED STATES--(CONTINUED)
Boston Scientific Corp. (Health Care Equipment)(b)       6,210       $    48
Bristol-Myers Squibb Co. (Pharmaceuticals)               8,830           205
Brown-Forman Corp. Class B (Distillers & Vintners)         805            41
Burlington Northern Santa Fe Corp. (Railroads)             700            53
Campbell Soup Co. (Packaged Foods & Meats)                 710            21
Cardinal Health, Inc. (Health Care Distributors)         5,410           187
Caterpillar, Inc. (Construction & Farm Machinery &
  Heavy Trucks)                                            780            35
CBS Corp. Class B (Broadcasting)                         5,220            43
Cephalon, Inc. (Biotechnology)(b)                        1,410           109
Charles Schwab Corp. (The) (Investment Banking &
  Brokerage)                                             3,730            60
Chevron Corp. (Integrated Oil & Gas)                     6,390           473
Chubb Corp. (The) (Property & Casualty Insurance)        2,560           131
CIGNA Corp. (Managed Health Care)                        2,260            38
Cincinnati Financial Corp. (Property & Casualty
  Insurance)                                             2,600            76
Cinemark Holdings, Inc. (Movies & Entertainment)         2,640            20
Cisco Systems, Inc. (Communications Equipment)(b)       17,130           279
Coach, Inc. (Apparel, Accessories & Luxury Goods)(b)     1,360            28
Coca-Cola Co. (The) (Soft Drinks)                        2,450           111
Coca-Cola Enterprises, Inc. (Soft Drinks)                8,950           108
Comcast Corp. Class A (Cable & Satellite)                5,280            89
ConocoPhillips (Integrated Oil & Gas)                    7,410           384
Corn Products International, Inc. (Agricultural
  Products)                                              1,710            49
Corning, Inc. (Communications Equipment)                 1,990            19
CSX Corp. (Railroads)                                    2,100            68
Cummins, Inc. (Construction & Farm Machinery &
  Heavy Trucks)                                            450            12
CVS Caremark Corp. (Drug Retail)                         2,270            65
Devon Energy Corp. (Oil & Gas Exploration &
  Production)                                            1,480            97
Dollar Tree, Inc. (General Merchandise Stores)(b)        1,010            42
Donnelley (R.R.) & Sons Co. (Commercial Printing)        3,500            48
Dover Corp. (Industrial Machinery)                       1,360            45

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

UNITED STATES--(CONTINUED)
Dresser-Rand Group, Inc. (Oil & Gas Equipment &
  Services)(b)                                           1,940       $    33
Eaton Corp. (Industrial Machinery)                       1,360            68
eBay, Inc. (Internet Software & Services)(b)             6,770            95
Embarq Corp. (Integrated Telecommunication
  Services)                                              1,310            47
Emerson Electric Co. (Electrical Components &
  Equipment)                                             5,330           195
Emulex Corp. (Communications Equipment)(b)               2,000            14
Endo Pharmaceuticals Holdings, Inc.
  (Pharmaceuticals)(b)                                   1,560            40
ENSCO International, Inc. (Oil & Gas Drilling)           1,090            31
Expedia, Inc. (Internet Retail)(b)                       2,280            19
Exxon Mobil Corp. (Integrated Oil & Gas)                11,430           912
Federated Investors, Inc. Class B (Asset
  Management & Custody Banks)                            1,610            27
Forest Laboratories, Inc. (Pharmaceuticals)(b)           2,480            63
Gallagher (Arthur J.) & Co. (Insurance Brokers)            730            19
Gap, Inc. (The) (Apparel Retail)                         4,890            65
Gardner Denver, Inc. (Industrial Machinery)(b)             920            21
General Dynamics Corp. (Aerospace & Defense)             2,790           161
Google, Inc. Class A (Internet Software &
  Services)(b)                                             380           117
Harman International Industries, Inc. (Consumer
  Electronics)                                             830            14
Hartford Financial Services Group, Inc. (The)
  (Multi-line Insurance)                                 1,430            24
Hasbro, Inc. (Leisure Products)                          1,600            47
Hewlett-Packard Co. (Computer Hardware)                 13,080           475
Honeywell International, Inc. (Aerospace & Defense)      3,170           104
Host Hotels & Resorts, Inc. (Specialized REITs)          7,570            57
Illinois Tool Works, Inc. (Industrial Machinery)           890            31
Intel Corp. (Semiconductors)                            18,570           272
International Business Machines Corp. (Computer
  Hardware)                                              6,270           528
Johnson & Johnson (Pharmaceuticals)                      5,440           325
JPMorgan Chase & Co. (Other Diversified Financial
  Services)                                              6,390           201
Juniper Networks, Inc. (Communications
  Equipment)(b)                                          1,430            25
Kimberly-Clark Corp. (Household Products)                1,380            73
Kroger Co. (The) (Food Retail)                           8,480           224
Lexington Realty Trust (Office REITs)                    5,490            27


                                                      SHARES          VALUE
                                                    ----------       -------

UNITED STATES--(CONTINUED)
Life Technologies Corp. (Life Sciences Tools &
  Services)(b)                                           1,565       $    37
Lilly (Eli) & Co. (Pharmaceuticals)                      4,180           168
Lincoln National Corp. (Life & Health Insurance)         2,900            55
Loews Corp. (Multi-line Insurance)                       4,180           118
LSI Corp. (Semiconductors)(b)                           20,380            67
Lubrizol Corp. (The) (Specialty Chemicals)               1,450            53
Macy's, Inc. (Department Stores)                         4,540            47
Magellan Health Services, Inc. (Managed Health
  Care)(b)                                                 660            26
MasterCard, Inc. Class A (Data Processing &
  Outsourced Services)                                     390            56
McDonald's Corp. (Restaurants)                           6,840           425
McGraw-Hill Cos., Inc. (The) (Publishing)                1,110            26
Medicis Pharmaceutical Corp. Class A
  (Pharmaceuticals)                                      2,140            30
Merck & Co., Inc. (Pharmaceuticals)                      6,810           207
MetLife, Inc. (Life & Health Insurance)                  5,650           197
Microsoft Corp. (Systems Software)                      23,940           465
Monsanto Co. (Fertilizers & Agricultural Chemicals)      2,180           153
NetApp, Inc. (Computer Storage & Peripherals)(b)         2,730            38
Nicor, Inc. (Gas Utilities)                                430            15
NIKE, Inc. Class B (Footwear)                            2,770           141
Noble Energy, Inc. (Oil & Gas Exploration &
  Production)                                              830            41
Norfolk Southern Corp. (Railroads)                       1,570            74
Northern Trust Corp. (Asset Management & Custody
  Banks)                                                 4,130           215
Northrop Grumman Corp. (Aerospace & Defense)             1,500            68
NRG Energy, Inc. (Independent Power Producers &
  Energy Traders)(b)                                     2,430            57
NYSE Euronext, Inc. (Specialized Finance)                2,420            66
Occidental Petroleum Corp. (Integrated Oil & Gas)        7,710           463
Omnicom Group, Inc. (Advertising)                        1,690            46
Oracle Corp. (Systems Software)(b)                      14,420           256
Owens-Illinois, Inc. (Metal & Glass Containers)(b)       1,880            51
Parker Hannifin Corp. (Industrial Machinery)             1,445            61
Pepsi Bottling Group, Inc. (The) (Soft Drinks)           1,850            42
PepsiAmericas, Inc. (Soft Drinks)                        2,540            52
Pfizer, Inc. (Pharmaceuticals)                          32,750           580

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

UNITED STATES--(CONTINUED)
Polo Ralph Lauren Corp. (Apparel, Accessories &
  Luxury Goods)                                          1,390       $    63
Principal Financial Group, Inc. (Life & Health
  Insurance)                                             4,040            91
Procter & Gamble Co. (The) (Household Products)          5,800           359
Prudential Financial, Inc. (Life & Health Insurance)       970            29
Public Service Enterprise Group, Inc.
  (Multi-Utilities)                                      5,110           149
QLogic Corp. (Computer Storage & Peripherals)(b)         1,920            26
RadioShack Corp. (Computer & Electronics Retail)         4,190            50
Ralcorp Holdings, Inc. (Packaged Foods & Meats)(b)         520            30
Raytheon Co. (Aerospace & Defense)                       1,680            86
Reynolds American, Inc. (Tobacco)                        3,060           123
Schering-Plough Corp. (Pharmaceuticals)                  1,780            30
SEI Investments Co. (Asset Management & Custody
  Banks)                                                 2,370            37
Sherwin-Williams Co. (The) (Home Improvement
  Retail)                                                  910            54
Silicon Laboratories, Inc. (Semiconductors)(b)             860            21
SkyWest, Inc. (Airlines)                                 2,270            42
Sprint Nextel Corp. (Wireless Telecommunication
  Services)(b)                                          14,310            26
St. Jude Medical, Inc. (Health Care Equipment)(b)          490            16
StanCorp Financial Group, Inc. (Life & Health
  Insurance)                                             1,640            69
Stanley Works (The) (Household Appliances)               1,050            36
State Street Corp. (Asset Management & Custody
  Banks)                                                 3,590           141
Symantec Corp. (Systems Software)(b)                     7,450           101
SYSCO Corp. (Food Distributors)                         10,470           240
TD Ameritrade Holding Corp. (Investment Banking &
  Brokerage)(b)                                          3,160            45
Telephone & Data Systems, Inc. (Wireless
  Telecommunication Services)                              520            17
Terra Industries, Inc. (Fertilizers & Agricultural
  Chemicals)                                             1,050            18
Texas Instruments, Inc. (Semiconductors)                 4,940            77
Thermo Fisher Scientific, Inc. (Life Sciences
  Tools & Services)(b)                                   3,190           109


                                                      SHARES          VALUE
                                                    ----------       -------

UNITED STATES--(CONTINUED)
Tidewater, Inc. (Oil & Gas Equipment & Services)           870       $    35
Tiffany & Co. (Specialty Stores)                           730            17
Time Warner, Inc. (Movies & Entertainment)              14,470           146
TJX Cos., Inc. (The) (Apparel Retail)                    1,350            28
Transocean Ltd. (Oil & Gas Drilling)(b)                  1,420            67
Travelers Cos., Inc. (The) (Property & Casualty
  Insurance)                                             5,250           237
Tyco Electronics Ltd. (Electronic Manufacturing
  Services)                                              1,460            24
Tyco International Ltd. (Industrial Conglomerates)       5,272           114
Union Pacific Corp. (Railroads)                            710            34
United Technologies Corp. (Aerospace & Defense)          5,840           313
UnitedHealth Group, Inc. (Managed Health Care)           3,310            88
Unum Group (Life & Health Insurance)                     4,920            92
Valero Energy Corp. (Oil & Gas Refining &
  Marketing)                                               920            20
Varian, Inc. (Life Sciences Tools & Services)(b)           510            17
Verizon Communications, Inc. (Integrated
  Telecommunication Services)                            7,110           241
VF Corp. (Apparel, Accessories & Luxury Goods)             790            43
Viacom, Inc. Class B (Movies & Entertainment)(b)         6,500           124
Wal-Mart Stores, Inc. (Hypermarkets & Super
  Centers)                                               4,010           225
Walt Disney Co. (The) (Movies & Entertainment)           4,900           111
Waste Management, Inc. (Environmental & Facilities
  Services)                                              2,250            75
WellPoint, Inc. (Managed Health Care)(b)                 2,270            96
Wells Fargo & Co. (Diversified Banks)                    4,920           145
Western Union Co. (The) (Data Processing &
  Outsourced Services)                                   2,860            41
Windstream Corp. (Integrated Telecommunication
  Services)                                             17,690           163
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $22,822)                                             18,958
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--66.1%

AUSTRALIA--2.2%
Ausenco Ltd. (Construction & Engineering)                1,109             2
Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)                                    4,170            45
BHP Billiton Ltd. (Diversified Metals & Mining)          1,643            35

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

AUSTRALIA--(CONTINUED)
Commonwealth Bank of Australia (Diversified Banks)       1,251       $    26
Flight Centre Ltd. (Education Services)                    648             3
Iluka Resources Ltd. (Diversified Metals &
  Mining)(b)                                             8,590            28
Northern Iron Ltd. (Steel)(b)                            9,375             6
Paladin Energy Ltd. (Coal & Consumable Fuels)(b)        53,100            93
PaperlinX Ltd. (Paper Products)                         20,941            10
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)                                            20,613           372
Rio Tinto Ltd. (Diversified Metals & Mining)             2,262            61
Riversdale Mining Ltd. (Diversified Metals &
  Mining)(b)                                             4,756             8
Santos Ltd. (Oil & Gas Exploration & Production)        20,917           219
Sonic Healthcare Ltd. (Health Care Services)            17,764           181
St. George Bank Ltd. (Asset Management & Custody
  Banks)                                                   132             9
Westfield Group (Retail REITs)                           8,880            81
Westpac Banking Corp. (Diversified Banks)                7,924            95
                                                                     -------
                                                                       1,274
                                                                     -------

AUSTRIA--0.1%
Erste Group Bank AG (Diversified Banks)                  1,811            42


BELGIUM--0.3%
Accentis (Construction & Engineering)(b)(g)             58,806             8
Anheuser-InBev NV (Brewers)                                419            10
Dexia SA (Diversified Banks)                            15,640            71
Intervest Offices (Diversified Real Estate
  Activities)                                              546            13
Leasinvest Real Estate SCA (Diversified Real
  Estate Activities)                                       209            14
Punch International NV (Household Appliances)(b)           363            10
Retail Estates (Diversified Real Estate Activities)        313            15
Sipef SA (Agricultural Products)(g)                        310             8
Tessenderlo Chemie NV (Commodity Chemicals)                806            24
                                                                     -------
                                                                         173
                                                                     -------

BERMUDA--0.3%
Aquarius Platinum Ltd. (Precious Metals & Minerals)     14,898            40
Lancashire Holdings Ltd. (Multi-line Insurance)(b)      14,035            86
Luk Fook Holdings International Ltd. (Specialty
  Stores)                                               16,000             4


                                                      SHARES          VALUE
                                                    ----------       -------

BERMUDA--(CONTINUED)
OM Holdings Ltd. (Diversified Metals & Mining)          28,526       $    23
                                                                     -------
                                                                         153
                                                                     -------

BRAZIL--0.1%
Confab Industrial SA (Steel)                            22,200            36
Metalurgica Gerdau SA (Steel)                            1,100             8
                                                                     -------
                                                                          44
                                                                     -------

CANADA--0.9%
Aecon Group, Inc. (Construction & Engineering)           2,200            20
Alimentation Couche Tard, Inc. Class B (Food
  Retail)                                                6,554            77
Bank of Nova Scotia (Diversified Banks)                  1,300            35
CGI Group, Inc. Class A (IT Consulting & Other
  Services)(b)                                           9,600            75
Churchill Corp. (The) Class A (Construction &
  Engineering)(b)                                        3,100            18
Dorel Industries, Inc. Class B (Home Furnishings)          341             8
Empire Co., Ltd. (Food Retail)                             900            35
Fairfax Financial Holdings Ltd. (Multi-line
  Insurance)                                                93            29
Harry Winston Diamond Corp. (Precious Metals &
  Minerals)                                              2,620            12
Home Capital Group, Inc. (Thrifts & Mortgage
  Finance)                                               1,400            22
Indigo Books & Music, Inc. (Specialty Stores)(b)           600             6
Laurentian Bank of Canada (Regional Banks)               1,287            36
Manulife Financial Corp. (Life & Health Insurance)       2,200            37
National Bank of Canada (Diversified Banks)              1,197            30
North American Energy Partners, Inc. (Oil & Gas
  Equipment & Services)(b)                               5,700            19
Royal Bank of Canada (Diversified Banks)                 1,300            38
Sherritt International Corp. (Diversified Metals &
  Mining)                                                  239             1
Toronto-Dominion Bank (The) (Diversified Banks)          1,000            35
Vector Aerospace Corp. (Aerospace & Defense)(b)          2,500             7
                                                                     -------
                                                                         540
                                                                     -------

CHINA--0.9%
China Mobile Ltd. (Wireless Telecommunication
  Services)                                             22,500           228

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

CHINA--(CONTINUED)
Huaneng Power International, Inc. Class H
  (Electric Utilities)                                 202,000       $   147
PetroChina Co., Ltd. Class H (Integrated Oil & Gas)    156,000           139
SunVic Chemical Holdings Ltd. (Fertilizers &
  Agricultural Chemicals)                               62,000             7
                                                                     -------
                                                                         521
                                                                     -------

DENMARK--0.0%
D/S Norden (Marine)                                        520            18
                                                                     -------

FINLAND--1.0%
Fortum Oyj (Electric Utilities)                          8,000           174
Nokia Oyj (Communications Equipment)                    27,400           430
                                                                     -------
                                                                         604
                                                                     -------

FRANCE--7.5%
Alstom (Heavy Electrical Equipment)                      3,026           180
AXA SA (Multi-line Insurance)                           17,726           398
Bigben Interactive (Leisure Products)(b)                 2,373            20
BNP Paribas SA (Diversified Banks)                       2,812           121
Bouygues SA (Construction & Engineering)                 3,200           136
Compagnie de Saint-Gobain (Building Products)           10,609           501
France Telecom S.A. (Integrated Telecommunication
  Services)                                             28,483           794
GDF Suez (Multi-Utilities)                               3,990           198
LVMH Moet Hennessy Louis Vuitton SA (Apparel,
  Accessories & Luxury Goods)                            3,204           215
PSA Peugeot Citroen SA (Automobile Manufacturers)        1,715            29
Rallye SA (Specialty Stores)                               921            21
Sanofi-Aventis SA (Pharmaceuticals)                     10,954           701
Societe Generale (Diversified Banks)                     1,866            95
Technip SA (Oil & Gas Equipment & Services)              2,411            74
Total SA (Integrated Oil & Gas)                          7,300           401
Vallourec SA (Industrial Machinery)                        700            80
Vivendi Universal SA (Movies & Entertainment)           10,677           348
                                                                     -------
                                                                       4,312
                                                                     -------

GERMANY--6.7%
Aareal Bank AG (Multi-Sector Holdings)                   2,417            20
Allgeier Holding AG (IT Consulting & Other Services)     1,183            10
Allianz AG Registered Shares (Multi-line Insurance)      3,494           372


                                                      SHARES          VALUE
                                                    ----------       -------

GERMANY--(CONTINUED)
Arques Industries AG (Health Care Facilities)(b)         1,074       $     4
BASF SE (Diversified Chemicals)                         17,564           682
Bayer AG (Pharmaceuticals)                               6,800           396
Bechtle AG (IT Consulting & Other Services)                546            11
Daimler AG (Automobile Manufacturers)                    1,728            66
Deutsche Bank AG Registered Shares (Diversified
  Capital Markets)                                       6,800           269
Deutsche Lufthansa AG Registered Shares (Airlines)      18,485           304
Deutsche Telekom AG Registered Shares (Integrated
  Telecommunication Services)                           36,094           546
E.ON AG (Electric Utilities)                            22,008           864
GEA Group AG (Industrial Machinery)                      6,832           119
Gesco AG (Industrial Machinery)                          1,247            76
Indus Holding AG (Commodity Chemicals)                     452             8
Loewe AG (Consumer Electronics)                          1,699            21
Medion AG (Distributors)                                   519             5
Norddeutsche Affinerie AG (Diversified Metals &
  Mining)                                                  402            16
Symrise AG (Fertilizers & Agricultural Chemicals)        7,089            99
                                                                     -------
                                                                       3,888
                                                                     -------

GREECE--0.3%
Alpha Bank AE (Diversified Banks)                       15,254           143
Sprider Stores SA (Apparel, Accessories &
  Luxury Goods)                                         18,261            36
                                                                     -------
                                                                         179
                                                                     -------

HONG KONG--1.8%
Bank of East Asia Ltd. (Diversified Banks)              43,000            91
Cheung Kong Holdings Ltd. (Real Estate Development)     22,000           210
Chun Wo Development Holdings Ltd. (Construction &
  Engineering)                                          33,159             2
Hang Lung Properties Ltd. (Diversified Real Estate
  Activities)                                           87,000           191
Hutchison Whampoa Ltd. (Industrial Conglomerates)       50,000           252
Kowloon Development Co., Ltd. (Real Estate
  Development)                                          39,000            15
Midland Holdings Ltd. (Diversified Real Estate
  Activities)                                           22,000             8
NAM TAI Electronics, Inc. (Electronic Manufacturing
  Services)                                              1,300             7

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)


($ reported in thousands)


                                                      SHARES          VALUE
                                                    ----------       -------

HONG KONG--(CONTINUED)
Norstar Founders Group Ltd. (Tires & Rubber)           272,000       $    34
Pacific Andes International Holdings Ltd.
  (Packaged Foods & Meats)                             108,000             9
Polytec Asset Holdings Ltd. (Apparel, Accessories &
  Luxury Goods)                                         50,000             3
Sinolink Worldwide Holdings Ltd. (Diversified Real
  Estate Activities)                                   168,000            14
Television Broadcasts Ltd. (Broadcasting)               52,000           170
VTech Holdings Ltd. (Communications Equipment)          11,907            50
                                                                     -------
                                                                       1,056
                                                                     -------

INDIA--0.0%
State Bank of India Ltd. (Regional Banks)                  391            21
                                                                     -------

ITALY--0.8%
AS Roma S.p.A (Movies & Entertainment)(b)               10,094             9
Assicurazioni Generali S.p.A (Multi-line Insurance)      4,272           118
ENI S.p.A. (Integrated Oil & Gas)                       12,984           312
Indesit Co. S.p.A. (Household Appliances)                  460             3
Istituto Finanziario Industriale S.p.A.
  (Multi-Sector Holdings)(b)                             1,354             9
                                                                     -------
                                                                         451
                                                                     -------

JAPAN--16.8%
Able, Inc. (Diversified Real Estate Activities)          1,000             7
Ahresty Corp. (Building Products)                        6,000            19
Aichi Bank Ltd. (The) (Regional Banks)                     200            15
Aichi Machine Industry Co., Ltd. (Auto Parts &
  Equipment)                                             8,000            14
Airport Facilities Co., Ltd. (Diversified Real
  Estate Activities)                                     1,300             8
Aisin Seiki Co., Ltd. (Auto Parts & Equipment)             169             2
Allied Telesis Holdings KK (Communications
  Equipment)(b)                                         23,500            11
Alpen Co., Ltd. (Specialty Stores)                         700            14
Asset Managers Holdings Co., Ltd. (Asset Management
  & Custody Banks)                                           4            --(h)
Bank of Yokohama Ltd. (The) (Regional Banks)            27,000           159
Belc Co., Ltd. (General Merchandise Stores)              1,800            19
CAC Corp. (Electronic Equipment & Instruments)           2,200            19
Capcom Co., Ltd. (Home Entertainment Software)           7,200           163



                                                      SHARES          VALUE
                                                    ----------       -------

JAPAN--(CONTINUED)
CSK Holdings Corp. (IT Consulting & Other Services)      9,700       $    53
Daihatsu Motor Co., Ltd. (Automobile Manufacturers)      4,000            35
Daishinku Corp. (Construction Materials)                 2,000             5
Daito Trust Construction Co., Ltd. (Diversified
  Real Estate Activities)                                2,300           121
DTS Corp. (Systems Software)                             6,800            64
East Japan Railway Co. (Railroads)(f)                       55           430
Elecom Co., Ltd. (Computer Storage & Peripherals)        1,400            11
FANUC Ltd. (Industrial Machinery)                        4,500           323
Fuji Heavy Industries Ltd. (Automobile
  Manufacturers)                                        11,000            30
FUJIFILM Holdings Corp. (Electronic Equipment &
  Instruments)                                           2,400            54
Fujitsu Ltd. (Computer Hardware)                         9,000            44
Furuno Electric Co., Ltd. (Household Appliances)         1,000             6
Futaba Industrial Co., Ltd. (Auto Parts & Equipment)     3,100            12
Hanwa Co., Ltd. (Trading Companies & Distributors)      11,000            35
Higo Bank Ltd. (The) (Regional Banks)                    3,000            19
Hino Motors Ltd. (Construction & Farm Machinery &
  Heavy Trucks)                                         10,000            21
Hitachi Information Systems Ltd. (IT Consulting &
  Other Services)                                          500            10
Hitachi Ltd. (Electronic Equipment & Instruments)      154,000           598
Hitachi Metals Ltd. (Steel)                             16,000            74
Hitachi Systems & Services Ltd. (IT Consulting &
  Other Services)                                        1,200            13
Hokkaido Gas Co., Ltd. (Gas Utilities)                   4,000            12
Hokkan Holdings Ltd. (Paper Packaging)                   3,000             9
Hurxley Corp. (Restaurants)                              3,500            32
Hyakugo Bank Ltd. (The) (Regional Banks)                 3,000            18
Imasen Electric Industrial (Auto Parts & Equipment)      4,400            25
Ines Corp. (IT Consulting & Other Services)              5,000            25
Information Services International-Dentsu Ltd.
  (Data Processing & Outsourced Services)                1,600            10
INPEX Corp. (Oil & Gas Exploration & Production)            29           231
Inui Steamship Co., Ltd. (Marine)                        2,800            21
Itoham Foods, Inc. (Packaged Foods & Meats)              9,000            33

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

JAPAN--(CONTINUED)
JMS Co., Ltd. (Health Care Equipment)                    6,000       $    26
Kanaden Corp. (Trading Companies & Distributors)         2,000            11
Kanto Auto Works Ltd. (Auto Parts & Equipment)           2,700            31
Kao Corp. (Household Products)                          12,000           365
Kato Sangyo Co., Ltd. (Food Distributors)                1,600            27
Kintetsu World Express, Inc. (Air Freight &
  Logistics)                                               800            16
KK DaVinci Holdings (Real Estate Services)(b)               39             2
Kosaido Co., Ltd. (Commercial Printing)(b)               9,300            27
Kyodo Printing Co., Ltd. (Commercial Printing)           2,000             5
Kyokuyo Co., Ltd. (Packaged Foods & Meats)              11,631            27
Mag Net, Inc. (Industrial Conglomerates)(b)              1,000             8
Marubeni Corp. (Trading Companies & Distributors)       57,000           218
Meiji Seika Kaisha Ltd. (Packaged Foods & Meats)         8,000            39
Meisei Industrial Co., Ltd. (Construction &
  Engineering)                                           4,125            10
Mie Bank Ltd. (The) (Regional Banks)                    10,000            41
Mikuni Coca-Cola Bottling Co., Ltd. (Soft Drinks)        8,500            82
Mimasu Semiconductor Industry Co., Ltd.
  (Semiconductor Equipment)                              5,200            50
Mitsubishi Corp. (Trading Companies & Distributors)     10,400           147
Mitsubishi Electric Corp. (Heavy Electrical
  Equipment)                                             3,000            19
Mitsubishi Paper Mills Ltd. (Paper Products)             9,000            21
Mitsubishi Steel Manufacturing Co., Ltd.
  (Building Products)                                    3,000             8
Mitsubishi UFJ Financial Group, Inc.
  (Diversified Banks)                                   51,000           321
Mitsui & Co., Ltd. (Trading Companies &
  Distributors)                                         14,000           144
Mitsui Fudosan Co., Ltd. (Diversified Real Estate
  Activities)                                           23,000           383
Namura Shipbuilding Co., Ltd. (Construction & Farm
  Machinery & Heavy Trucks)                              1,600             6
NEC Electronics Corp. (Semiconductors)(b)                8,000            76
Nichiban Co., Ltd. (Office Services & Supplies)          8,000            29
Nidec Corp. (Electronic Components)                      3,300           129
NIFTY Corp. (Internet Software & Services)                  51            45
Nihon Housing Co., Ltd. (Diversified Real Estate
  Activities)                                              200             2


                                                      SHARES          VALUE
                                                    ----------       -------

JAPAN--(CONTINUED)
Nippon Chemical Industrial Co., Ltd.
  (Fertilizers & Agricultural Chemicals)                 8,000       $    21
Nippon Flour Mills Co., Ltd. (Packaged Foods &
  Meats)                                                 6,000            33
Nippon Residential Investment Corp. (Specialized
  REITs)                                                    19            18
Nippon Shinyaku Co., Ltd. (Pharmaceuticals)              1,000            12
Nippon Telegraph & Telephone Corp. (Integrated
  Telecommunication Services)(f)                           120           629
Nippon Yakin Kogyo Co., Ltd. (Steel)                     9,500            27
NIS Group Co., Ltd. (Consumer Finance)(b)               14,800             7
Nomura Holdings, Inc. (Investment Banking &
  Brokerage)                                             9,000            75
Nomura Research Institute Ltd. (IT Consulting &
  Other Services)                                       14,000           267
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                                199           392
Ogaki Kyoritsu Bank Ltd. (The) (Regional Banks)          3,000            14
Ohashi Technica, Inc. (Trading Companies &
  Distributors)                                          1,300             9
Okinawa Electric Power Co., Inc. (The) (Electric
  Utilities)                                               300            22
Pilot Corp. (Office Services & Supplies)                     9            14
Proto Corp. (Advertising)                                  500            11
Qp Corp. (Packaged Foods & Meats)                        3,200            44
Raito Kogyo Co., Ltd. (Construction & Engineering)       5,900            11
Relo Holdings, Inc. (Diversified Support Services)         900             9
Ricoh Leasing Co., Ltd. (Specialized Finance)              600            11
Riso Kagaku Corp. (Office Electronics)                   1,400            14
Ryoden Trading Co., Ltd. (Technology Distributors)       2,000            12
Ryoyo Electro Corp. (Technology Distributors)              900             8
San-A Co., Ltd. (Hotels, Resorts & Cruise Lines)           400            16
San-In Godo Bank Ltd. (The) (Regional Banks)             3,000            24
Sanix, Inc. (Education Services)(b)                      6,300             4
Sanki Engineering Co., Ltd. (Construction &
  Engineering)                                           2,000            14
Seiko Epson Corp. (Computer Storage & Peripherals)       4,300            68
Seino Holdings Co., Ltd. (Trucking)                      5,000            28
Senshu Electric Co., Ltd. (Trading Companies &
  Distributors)                                            700             9
Shidax Corp. (Restaurants)(f)                               61            24

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

JAPAN--(CONTINUED)
Shikoku Coca-Cola Bottling Co., Ltd. (Soft Drinks)       2,600       $    25
Shin-Etsu Chemical Co., Ltd. (Specialty Chemicals)       5,800           268
Shizuoka Gas Co., Ltd. (Gas Utilities)                   3,000            19
Siix Corp. (Trading Companies & Distributors)            1,800             6
Sorun Corp. (IT Consulting & Other Services)             1,000             6
Sumitomo Corp. (Trading Companies & Distributors)       28,900           256
Sumitomo Densetsu Co., Ltd. (Construction &
  Engineering)                                           2,900            18
Sumitomo Mitsui Financial Group, Inc. (Diversified
  Banks)(f)                                                 26           109
Sun Frontier Fudousan Co., Ltd. (Diversified Real
  Estate Activities)                                        40            14
Tachi-S Co., Ltd. (Auto Parts & Equipment)               4,800            26
Taihei Kogyo Co., Ltd. (Construction & Engineering)     10,000            31
Taiho Kogyo Co., Ltd. (Auto Parts & Equipment)           4,600            22
Taikisha Ltd. (Building Products)                        1,000            14
Taisei Rotec Corp. (Construction & Engineering)         35,000            49
Takata Corp. (Automobile Manufacturers)                    400             3
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)        8,600           448
TKC Corp. (Data Processing & Outsourced Services)          500            10
Toa Corp. (Construction & Engineering)(b)               30,000            43
Toagosei Co., Ltd. (Diversified Chemicals)               9,000            27
Tohoku Electric Power Co., Inc. (Electric
  Utilities)                                             4,900           133
Tokai Corp. (Gas Utilities)                              7,000            37
Tokyo Electric Power Co., Inc. (The) (Electric
  Utilities)                                            22,600           754
Tokyo Tekko Co., Ltd. (Steel)                            6,000            14
Toukei Computer Co., Ltd. (Computer Hardware)              500             6
Toyo Kohan Co., Ltd. (Steel)                             3,000            13
Toyo Tire & Rubber Co., Ltd. (Tires & Rubber)            2,000             4
Toyoda Gosei Co., Ltd. (Auto Parts & Equipment)             95             1
Toyota Auto Body Co., Ltd. (Auto Parts & Equipment)      4,000            59
Toyota Motor Corp. (Automobile Manufacturers)            6,800           225
TS Tech Co., Ltd. (Tires & Rubber)                       2,600            15
Tsudakoma Corp. (Industrial Machinery)                  26,000            27
Unipres Corp. (Auto Parts & Equipment)                   2,700            17
Universe Co., Ltd. (Food Retail)                           600             8


                                                      SHARES          VALUE
                                                    ----------       -------

JAPAN--(CONTINUED)
Usen Corp. (Broadcasting)(b)                            31,548       $    39
                                                                     -------
                                                                       9,732
                                                                     -------

MALAYSIA--0.1%
Kulim Malaysia Bhd (Agricultural Products)              12,100            16
Lion Industries Corp. Bhd (Steel)                       14,700             3
RHB Capital Bhd (Regional Banks)                        17,300            19
                                                                     -------
                                                                          38
                                                                     -------

MEXICO--0.1%
Grupo Simec S.A.B. de C.V. Series B (Building
  Products)(b)                                           8,500            14
Industrias CH S.A.B. de C.V. Series B (Steel)(b)         6,300            16
Mexichem S.A.B. de C.V. (Fertilizers &
  Agricultural Chemicals)                               20,763            19
                                                                     -------
                                                                          49
                                                                     -------

NETHERLANDS--2.3%
ASML Holding N.V. (Semiconductor Equipment)             12,155           219
Draka Holding N.V. (Electrical Components &
  Equipment)                                             2,314            21
Heineken N.V. (Brewers)                                  6,300           193
ING Groep N.V. (Other Diversified Financial
  Services)                                             33,436           368
OCE N.V. (Office Electronics)                            4,164            18
Ordina N.V. (Application Software)                       2,568            10
Unilever N.V. (Packaged Foods & Meats)                   9,732           236
Unit 4 Agresso N.V. (Systems Software)                   1,731            19
Wolters Kluwer N.V. (Publishing)                        13,471           256
                                                                     -------
                                                                       1,340
                                                                     -------

NEW ZEALAND--0.3%
New Zealand Oil & Gas Ltd. (Oil & Gas Exploration &
  Production)                                          107,865            81
Telecom Corp. of New Zealand Ltd. (Integrated
  Telecommunication Services)                           50,451            68
Tower Ltd. (Multi-line Insurance)                       40,283            36
                                                                     -------
                                                                         185
                                                                     -------

NORWAY--0.4%
Ementor ASA (IT Consulting & Other Services)(b)          8,600            21
Norsk Hydro ASA (Aluminum)                              17,800            72
Norske Skogindustrier ASA (Paper Products)(b)           17,000            34

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

NORWAY--(CONTINUED)
Yara International ASA (Fertilizers &
  Agricultural Chemicals)                                4,400       $    97
                                                                     -------
                                                                         224
                                                                     -------

POLAND--0.1%
Grupa Lotos SA (Oil & Gas Exploration &
  Production)(b)                                        10,467            42
                                                                     -------

RUSSIA--0.2%
Gazprom OAO Sponsored ADR (Integrated Oil & Gas)         3,150            45
LUKOIL Sponsored ADR (Integrated Oil & Gas)              2,204            73
                                                                     -------
                                                                         118
                                                                     -------

SINGAPORE--0.9%
Boustead Singapore Ltd. (Trading Companies &
  Distributors)(g)                                      52,000            27
CapitaLand Ltd. (Diversified Real Estate
  Activities)                                           63,000           137
Ezra Holdings Ltd. (Marine)                             62,000            30
Fortune Real Estate Investment Trust
  (Specialized REITs)                                   47,000            12
Hi-P International Ltd. (Industrial Machinery)          82,000            17
Jardine Cycle & Carriage Ltd. (Distributors)            32,000           213
Keppel Land Ltd. (Real Estate Development)              23,000            27
L.C. Development Ltd. (Diversified Real Estate
  Activities)                                            8,000            --(h)
Macquarie International Infrastructure Fund Ltd.
  (Investment Banking & Brokerage)                     315,000            65
Rotary Engineering Ltd. (Construction &
  Engineering)                                          44,000             8
                                                                     -------
                                                                         536
                                                                     -------

SOUTH AFRICA--0.2%
Arcelormittal South Africa Ltd. (Steel)                  5,467            53
MTN Group Ltd. (Wireless Telecommunication
  Services)                                              3,136            37
                                                                     -------
                                                                          90
                                                                     -------

SOUTH KOREA--1.5%
Hana Financial Group, Inc. (Regional Banks)                930            15
Hite Holdings Co., Ltd. (Brewers)(b)                       800            11
Hyundai Steel Co. (Steel)(b)                             1,020            31
KB Financial Group, Inc. (Diversified Banks)(b)          2,043            55
Korea Kumho Petrochemical Co. (Construction
  Materials)                                             1,720            26


                                                      SHARES          VALUE
                                                    ----------       -------

SOUTH KOREA--(CONTINUED)
KT Corp. (Integrated Telecommunication Services)(b)      3,720       $   111
KT Freetel Co., Ltd. (Integrated Telecommunication
  Services)(b)                                           2,160            54
LG Display Co., Ltd. (Technology Distributors)          16,640           277
LG Electronics, Inc. (Household Appliances)(b)           2,930           178
Poongsan Corp. (Building Products)(b)                    2,600            15
Shinwon Corp. (Apparel, Accessories & Luxury Goods)    108,850            95
                                                                     -------
                                                                         868
                                                                     -------

SPAIN--1.4%
Banco Bilbao Vizcaya Argentaria S.A. (Diversified
  Banks)                                                 2,582            32
Banco Santander S.A. (Diversified Banks)                20,535           199
Construcciones y Auxiliar de Ferrocarriles SA
  (Construction & Farm Machinery & Heavy Trucks)            85            30
Telefonica S.A. (Integrated Telecommunication
  Services)                                             23,700           535
                                                                     -------
                                                                         796
                                                                     -------

SWEDEN--0.4%
Autoliv, Inc. (Auto Parts & Equipment)                     790            17
Bure Equity AB (Multi-Sector Holdings)                   4,061            13
Investor AB Class A (Multi-Sector Holdings)              2,407            36
JM AB (Homebuilding)                                     3,200            18
Lundbergforetagen AB Class B (Diversified Real
  Estate Activities)                                       621            24
Nordea Bank AB (Diversified Banks)                      11,600            83
Skandinaviska Enskilda Banken AB Class A
  (Diversified Banks)                                    6,341            51
                                                                     -------
                                                                         242
                                                                     -------

SWITZERLAND--6.5%
Berner Kantonalbank AG Registered Shares
  (Regional Banks)                                          87            18
Credit Suisse Group AG Registered Shares
  (Diversified Capital Markets)                         12,417           348
Forbo Holding AG Registered Shares (Home
  Furnishings)(b)                                           30             6
Galenica AG Registered Shares (Health Care
  Distributors)                                             96            31
Holcim Ltd. Registered Shares (Construction
  Materials)                                             3,500           203

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------

SWITZERLAND--(CONTINUED)
Kardex AG (Electronic Equipment & Instruments)(b)        1,741       $    50
Mobilezone Holding AG (Computer & Electronics
  Retail)                                                9,439            60
Nestle S.A. Registered Shares (Packaged Foods &
  Meats)                                                11,407           452
Novartis AG Registered Shares (Pharmaceuticals)         23,000         1,152
Philip Morris International, Inc. (Tobacco)              1,220            53
Roche Holding AG Registered Shares (Pharmaceuticals)     3,814           590
Schweizerische National-Versicherungs-Gesellschaft
  Registered Shares (Multi-line Insurance)                  13             7
Syngenta AG Registered Shares (Fertilizers &
  Agricultural Chemicals)                                1,000           194
Valiant Holding Registered Shares (Regional Banks)         190            36
Vaudoise Assurances Holding SA (Multi-line
  Insurance)                                                79            11
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                                 2,517           550
                                                                     -------
                                                                       3,761
                                                                     -------

TAIWAN--0.8%
Chi Mei Optoelectronics Corp. (Electronic
  Components)                                           11,550             4
Chunghwa Telecom Co., Ltd. (Integrated
  Telecommunication Services)(b)                       150,855           243
Taiwan Semiconductor Manufacturing Co. Ltd.,
  Sponsored ADR (Semiconductors)                        23,611           186
Tatung Co., Ltd. (Electronic Equipment &
  Instruments)(b)                                       19,000             4
                                                                     -------
                                                                         437
                                                                     -------

TURKEY--0.1%
Tupras-Turkiye Petro Rafinerileri A.S. (Oil & Gas
  Refining & Marketing)                                  6,335            67
                                                                     -------

UNITED KINGDOM--10.7%
3i Group plc (Asset Management & Custody Banks)          8,157            32
Antofagasta plc (Diversified Metals & Mining)            7,726            48
AstraZeneca plc (Pharmaceuticals)                       21,751           890
AstraZeneca plc (Pharmaceuticals)(e)                       159             7


                                                      SHARES          VALUE
                                                    ----------       -------

UNITED KINGDOM--(CONTINUED)
Aveva Group plc (Application Software)                   1,271       $    11
Aviva plc (Multi-line Insurance)                        15,962            90
BAE Systems plc (Aerospace & Defense)                   29,710           162
BG Group plc (Integrated Oil & Gas)                     12,563           174
BHP Billiton plc (Diversified Metals & Mining)           7,070           137
BP plc (Integrated Oil & Gas)                           57,745           446
British American Tobacco plc (Tobacco)                  18,324           478
British Sky Broadcasting Group plc (Cable &
  Satellite)                                            38,700           273
BT Group plc (Integrated Telecommunication
  Services)                                             48,160            97
Character Group plc (The) (Leisure Products)             2,889             1
DS Smith plc (Paper Products)                            2,447             3
GlaxoSmithKline plc (Pharmaceuticals)                   17,962           334
Healthcare Locums plc (Health Care Services)             1,114             2
HSBC Holdings plc (Diversified Banks)                   23,752           232
IG Group Holdings plc (Investment Banking &
  Brokerage)                                            11,885            45
International Power plc (Electric Utilities)            29,441           103
Legal & General Group plc (Life & Health Insurance)     84,441            94
National Grid plc (Multi-Utilities)                     19,561           193
Reckitt Benckiser Group plc (Household Products)           715            27
Royal Dutch Shell plc Class A (Integrated
  Oil & Gas)                                            11,460           301
Royal Dutch Shell plc Class A (Integrated
  Oil & Gas)(d)                                         45,476         1,202
SABMiller plc (Brewers)                                  8,354           140
Smith & Nephew plc (Health Care Equipment)              23,193           148
Telecom Plus plc (Integrated Telecommunication
  Services)                                              3,969            18
Unilever plc (Packaged Foods & Meats)                    6,393           147
Vodafone Group plc (Wireless Telecommunication
  Services)                                            171,876           352
                                                                     -------
                                                                       6,187
                                                                     -------

UNITED STATES--0.4%
Accenture Ltd. Class A (IT Consulting & Other
  Services)                                              4,410           145
Freeport-McMoRan Copper & Gold, Inc. (Diversified
  Metals & Mining)                                         580            14
Herbalife Ltd. (Personal Products)                       3,420            74

                        VIRTUS GLOBAL OPPORTUNITIES FUND
                  (FORMERLY VIRTUS WORLDWIDE STRATEGIES FUND)
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                    ----------       -------


UNITED STATES--(CONTINUED)
Ingersoll-Rand Co., Ltd. Class A (Industrial
  Machinery)                                               630       $    11
                                                                     -------
                                                                         244
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $49,754)                                             38,232
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $72,576)                                             57,190
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.5%

MONEY MARKET MUTUAL FUNDS--0.5%
State Street Institutional Liquid Reserves Fund
  (seven-day effective yield 1.461%)                   309,938           310

-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $310)                                                   310
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $72,886)                                             57,500(a)

Other assets and liabilities, net--0.6%                                  362
                                                                     -------
NET ASSETS--100.0%                                                   $57,862
                                                                     =======


ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(a) Federal Income Tax Information: For tax information at December 31, 2008, see Note 3 Federal Tax Information in Notes to Schedules of Investments.
(b)   Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d)   Shares traded on Amsterdam Exchange.
(e)   Shares traded on Alt-X Exchange.
(f) Illiquid Security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2008, these securities amounted to a value of $1,192 or 2.1% of net assets.
(g)   Illiquid security.
(h)   Amounts are less than $500 (not reported in thousands).

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

     Virtus Opportunities Trust (formerly "Phoenix Opportunities Trust") (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of fifteen diversified funds and two non-diversified funds (each a "Fund").

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions
- Note 5), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

     For Funds of Funds, investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time).

     As appropriate, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On December 31, 2008 the Global Infrastructure Fund, International Real Estate Securities Fund, Market Neutral Fund, Foreign Opportunities Fund and Global Opportunities Fund each utilized fair value pricing for their foreign stocks.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

     The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Funds. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (CONTINUED) (UNAUDITED)

         [] Level 1 - quoted prices in active markets for identical securities.

         [] Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc

         [] Level 3 - prices determined using significant unobservable inputs
            (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.


($ REPORTED IN THOUSANDS)


                                                    Level 2 -             Level 3 -
                                    Level 1 -      Significant          Significant
                                     Quoted        Observable           Unobservable
Funds                                Prices          Inputs                Inputs           Total
------------                     -------------  --------------         -------------        -----
Assets:
Investments in Securities
(Market Value)
   ----------------
Global Infrastructure Fund ..      $ 42,344       $   15,353            $    --         $   57,697
International Real Estate
Securities Fund .............         5,972           39,097                 --             45,069
Market Neutral Fund .........        86,291            7,399                 --             93,690
Real Estate Securities Fund .       667,163               --                 --            667,163
Alternatives Diversifier Fund       282,690               --                 --            282,690
Wealth Builder Fund .........        76,559               --                 --             76,559
Wealth Guardian Fund ........        36,021               --                 --             36,021
Bond Fund ...................         3,973          152,248                  8            156,229
CA Tax-Exempt Bond Fund .....         1,243           54,419                 --             55,662
Core Bond Fund ..............           528           52,582                390             53,500
High Yield Fund .............         9,283           67,759                564             77,606
Money Market Fund ...........            --           82,377                 --             82,377
Multi-Sector Fixed
Income Fund .................         1,447           86,590              2,167             90,204
Multi-Sector Short Term
Bond Fund ...................           221        1,258,468             49,159          1,307,848
Senior Floating Rate Fund ...         1,523           10,825                 48             12,396
Foreign Opportunities Fund ..       222,811          621,048                 --            843,859
Global Opportunities Fund ...        20,682           36,818                 --             57,500

Liabilities:
Market Neutral Fund .........      $(76,615)      $  (11,441)           $    --         $  (88,056)

Other Financial Instruments *

* Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (CONTINUED) (UNAUDITED)


-----------
Multi-Sector Fixed
Income Fund..................      $     --       $       39            $    --         $       39

Multi-Sector Short Term
Bond Series..................            --              517                 --                517


          *Other financial instruments are forward currency contracts not reflected in the Schedules of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

     The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determine fair value:


                                                                                  MULTI-SECTOR   MULTI-SECTOR     SENIOR
                                                  BOND   CORE BOND   HIGH YIELD   FIXED INCOME   SHORT TERM     FLOATING
                                                  FUND     FUND         FUND          FUND        BOND FUND     RATE FUND
                                                 -----   ---------   ----------   ------------   ------------   ---------

Investments in Securities
Market Value

Balance as of 9/30/08 ..................         $ 529     $ 257       $ 772         $4,005       $ 47,714        $ 688
Accrued discounts/premiums .............             1        40           1            172          1,342            2
Realized gain (loss) ...................            (1)     (160)        103           (897)        (9,732)           1
Change in unrealized
appreciation (depreciation) ............           (36)       62        (209)          (551)        (7,529)        (153)
Net purchases (sales) ..................            (3)      (10)       (103)          (150)        (2,799)         (26)

Transfers in and/or out of Level 3(1) ..          (482)      201          --           (412)        20,163         (464)

Balance as of 12/31/08 .................         $   8     $ 390       $ 564         $2,167       $ 49,159        $  48


     (1) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF DECEMBER 31, 2008, FOR ANY INVESTMENT SECURITY
     WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

B. FOREIGN SECURITY COUNTRY DETERMINATION

     A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

     Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.


Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (CONTINUED) (UNAUDITED)

     Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

     At December 31, 2008, the Funds held the following illiquid and restricted securities ($ reported in thousands):


                                                           Market        % of
                                             Acquisition   Acquisition   Value at   Net Assets
                                             Date          Cost          12/31/08   at 12/31/08
                                    -----------------------------------------------------------
    MARKET NEUTRAL FUND

         Telefonica Moviles S.A.             12/20/01      $0            $0            0.0%
         Telefonica Data
                 Argentina S.A.              12/20/01      $0            $0            0.0%

    BOND FUND

         DLJ Mortgage Acceptance Corp.
             96-M, 1 144A
             0.000%, 11/28/11                4/28/04       $16           $8            0.0%

    CORE BOND FUND

         Greenwich Structured ARM Products
             05-5A, N2 144A
             5.981%, 9/27/45                 2/28/06       $352          $94           0.0%

    HIGH YIELD FUND

         Poland Telecom
             Finance BV Series B
             14%, 12/1/07                    11/24/97      $5,000        $62           0.1%

    MULTI-SECTOR FIXED INCOME FUND

         Bear Stearns Structured Products, Inc.
             05-10 144A
             3.911%, 4/26/35                 1/5/06        $251          $50           0.0%

         MASTR Alternative Net Interest Margin
             06-6, N1 144A
             1.471%, 9/26/46                 8/3/06        $95           $0            0.0%

         MASTR Resecuritization Trust
             05-1 144A
             5.000%, 10/28/34                1/28/05       $267          $88           0.1%

    MULTI-SECTOR SHORT TERM BOND FUND

         Bear Stearns Structured Products, Inc.
             05-10 144A
             3.911%, 4/26/35                 1/5/06        $2,410        $480          0.0%

         MASTR Alternative Net Interest Margin
             06-6, N1 144A
             1.471%, 9/26/46                 8/3/06        $1,295        $0            0.0%

         MASTR Resecuritization Trust
             05-2 144A 4.750%, 3/28/34       4/28/05       $1,729        $659          0.1%
             04-3 144A 5.000%, 3/28/34       8/31/04       $1,792        $584          0.1%
             04-2 144A 5.250%, 3/28/34       4/28/04       $3,533        $1,295        0.1%
             05-1 144A 5.000%, 10/28/34      1/28/05       $1,586        $529          0.0%

     Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (CONTINUED) (UNAUDITED)

     The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


NOTE 3--FEDERAL INCOME TAX INFORMATION ($ REPORTED IN THOUSANDS)

     At December 31, 2008, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:


                                                                             NET UNREALIZED
                                FEDERAL      UNREALIZED       UNREALIZED      APPRECIATION
FUND                            TAX COST    APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
----                            --------    ------------    --------------   --------------
Global Infrastructure Fund       $73,295        $475           $(16,073)        $(15,598)

International Real Estate
Securities Fund                  72,073         --             (27,004)         (27,004)

Market Neutral Fund (Long
positions)                       107,765        5,764          (19,839)         (14,075)

Market Neutral Fund (Short
positions)                       (100,100)      14,677         (2,633)          12,044

Real Estate Securities Fund      731,605        41,770         (106,212)        (64,442)

Alternatives Diversifier Fund    399,846                       (117,156)        (117,156)

Wealth Builder Fund              104,421                       (27,862)         (27,862)

Wealth Guardian Fund             46,916                        (10,895)         (10,895)

Bond Fund                        162,299        4,209          (10,279)         (6,070)

CA Tax-Exempt Bond Fund          58,630         1,981          (4,949)          (2,968)

Core Bond Fund                   60,665         565            (7,730)          (7,165)

High Yield Fund                  97,447         688            (20,529)         (19,841)

Money Market Fund                82,466         --             --               --

Multi-Sector Fixed Income Fund   126,291        733            (36,820)         (36,087)

Multi-Sector Short Term
Bond Fund                        1,638,200      10,619         (340,971)        (330,352)

Senior Floating Rate Fund        16,013         20             (3,637)          (3,617)

Foreign Opportunities Fund       1,001,878      5,729          (163,748)        (158,019)

Global Opportunities Fund        73,566         2,774          (18,840)         (16,066)

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (CONTINUED) (UNAUDITED)

NOTE 4--RECENTLY ISSUED ACCOUNTING STANDARDS

     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (SFAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact, if any, of SFAS 161 on financial statement disclosures.

NOTE 5--MARKET CONDITIONS

     Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which certain of the Funds conduct business and/or whose securities are or may be held with in the Funds. The potential investment of each Fund's investments in these issuers, and the financial sector in general, as reflected in each Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

NOTE 6--MERGER

     The Board of Trustees of the Virtus Opportunities Trust, on behalf of the Virtus Money Market Fund, has unanimously approved an Agreement and Plan of Reorganization relating to proposed combination of the Virtus Money Market Fund, a series of the Virtus Opportunities Trust with and into the Virtus Insight Money Market Fund, a series of the Virtus Insight Trust. A special Meeting of the Shareholders will be held on March 27, 2009, to vote on an Agreement and Plan of Reorganization, pending shareholder approval the merger will occur on or about April 3, 2009.


NOTE 7--OTHER

     Effective January 23, 2009, the Virtus Worldwide Strategies Fund ("the Fund") has been renamed Virtus Global Opportunities Fund. Effective January 28, 2009, certain of its principal investment strategies have been modified. Additionally, Vontobel Asset Management, Inc. is the subadviser to the Fund.

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust (formerly, Phoenix Opportunities Trust)
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       March 2, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       March 2, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer (principal financial officer)

Date                       February 27, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.